UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

January 31

Date of Fiscal Year End

July 31, 2015

Date of Reporting Period

Item 1. Reports to Stockholders

Parametric Emerging Markets Fund Semiannual Report July 31, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report July 31, 2015

Parametric Emerging Markets Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	41

Officers and Trustees	44

Important Notices	45

Parametric Emerging Markets Fund

July 31, 2015

Performance1,2

Portfolio Managers Thomas Seto and Timothy W. Atwill, Ph.D., CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Investor Class at NAV	06/30/2006	06/30/2006	–4.01%	–15.38%	0.58%	4.25%
Class C at NAV	06/30/2006	06/30/2006	–4.33	–15.96	–0.16	3.47
Class C with 1% Maximum Sales Charge	—	—	–5.28	–16.78	–0.16	3.47
Institutional Class at NAV	06/30/2006	06/30/2006	–3.91	–15.16	0.84	4.50
Class R6 at NAV	07/01/2014	06/30/2006	–3.90	–15.19	0.84	4.51
MSCI Emerging Markets Index	—	—	–4.76%	–13.38%	0.58%	4.55%

% Total Annual Operating Expense Ratios[3]			Investor Class	Class C	Institutional Class	Class R6
			1.36%	2.11%	1.11%	1.07%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric Emerging Markets Fund

July 31, 2015

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

China Mobile, Ltd.	0.9%
MTN Group, Ltd.	0.8
Naspers, Ltd., Class N	0.8
Tencent Holdings, Ltd.	0.7
America Movil SAB de CV, Series L	0.7
Cielo SA	0.7
CEZ AS	0.6
Samsung Electronics Co., Ltd.	0.6
OTP Bank Rt.	0.5
Taiwan Semiconductor Manufacturing Co., Ltd.	0.5
Total	6.8%

Geographic Allocation (% of common stocks)

See Endnotes and Additional Disclosures in this report.

3

Parametric Emerging Markets Fund

July 31, 2015

Endnotes and Additional Disclosures

[1]

MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class R6 is linked to Institutional Class. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Parametric Emerging Markets Fund

July 31, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2015 – July 31, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/1/15)	Ending Account Value (7/31/15)	Expenses Paid During Period* (2/1/15 – 7/31/15)	Annualized Expense Ratio

Actual
Investor Class	$1,000.00	$959.90	$6.56	1.35%
Class C	$1,000.00	$956.70	$10.19	2.10%
Institutional Class	$1,000.00	$960.90	$5.35	1.10%
Class R6	$1,000.00	$961.00	$5.15	1.06%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,018.10	$6.76	1.35%
Class C	$1,000.00	$1,014.40	$10.49	2.10%
Institutional Class	$1,000.00	$1,019.30	$5.51	1.10%
Class R6	$1,000.00	$1,019.50	$5.31	1.06%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2015.

5

Parametric Emerging Markets Fund

July 31, 2015

Portfolio of Investments (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value

Argentina — 0.7%
Adecoagro SA(1)	77,700	$672,105
Arcos Dorados Holdings, Inc., Class A	490,400	2,084,200
Banco Macro SA, Class B ADR	31,787	1,357,623
BBVA Banco Frances SA ADR	52,288	781,183
Cresud SA ADR(1)	65,240	735,907
Grupo Financiero Galicia SA, Class B ADR	91,400	1,717,406
IRSA Inversiones y Representaciones SA ADR	38,810	656,277
MercadoLibre, Inc.	46,300	6,050,947
Pampa Energia SA ADR(1)	146,200	2,229,550
Petrobras Argentina SA ADR	620,508	4,120,173
Telecom Argentina SA ADR	315,602	5,052,788
YPF SA ADR	95,400	2,187,522

		$27,645,681

Bahrain — 0.8%
Ahli United Bank BSC	19,538,234	$13,939,038
Al Salam Bank-Bahrain BSC	20,637,596	7,685,350
Gulf Finance House EC(1)	28,949,475	5,734,719
Ithmaar Bank BSC(1)	23,377,675	3,282,527

		$30,641,634

Bangladesh — 0.9%
Aftab Automobiles, Ltd.	783,888	$627,123
Al-Arafah Islami Bank, Ltd.	1,602,750	261,287
Bangladesh Export Import Co., Ltd.(1)	8,249,358	3,595,843
Beximco Pharmaceuticals, Ltd.	1,148,334	1,038,343
BSRM Steels, Ltd.	1,709,000	1,864,084
City Bank, Ltd. (The)	5,269,419	1,240,088
Grameenphone, Ltd.	1,075,888	4,577,840
Heidelberger Cement Bangladesh, Ltd.	146,500	1,199,220
Islami Bank Bangladesh, Ltd.	3,020,610	854,961
Jamuna Oil Co., Ltd.	177,760	463,355
Khulna Power Co., Ltd.	1,334,705	1,332,332
Lankabangla Finance, Ltd.	1,036,130	398,258
Malek Spinning Mills, Ltd.	897,500	221,871
Meghna Petroleum, Ltd.	293,150	760,981
National Bank, Ltd.(1)	7,628,423	1,087,722
Olympic Industries, Ltd.	441,450	1,573,032
Orion Pharma, Ltd.	672,227	341,951
Padma Oil Co., Ltd.	195,600	635,431
People’s Leasing and Financial Services, Ltd.(1)	2,472,998	532,622
Pubali Bank, Ltd.	1,878,791	466,084
Renata, Ltd.	53,400	858,308
Social Islami Bank, Ltd.	2,944,930	507,719

Security	Shares	Value

Bangladesh (continued)
Southeast Bank, Ltd.	2,584,951	$578,735
Square Pharmaceuticals, Ltd.	918,667	3,209,904
Summit Power, Ltd.	1,561,659	794,164
Titas Gas Transmission & Distribution Co., Ltd.	3,022,500	2,818,306
United Airways Bangladesh, Ltd.(1)	8,053,064	1,117,392
United Commercial Bank, Ltd.	5,004,083	1,314,212

		$34,271,168

Botswana — 0.3%
Barclays Bank of Botswana, Ltd.	1,137,465	$493,099
Botswana Insurance Holdings, Ltd.	575,111	807,090
First National Bank of Botswana, Ltd.	6,069,100	2,347,959
Letshego Holdings, Ltd.	12,485,691	4,338,313
Sechaba Breweries, Ltd.	905,550	2,559,700
Standard Chartered Bank Botswana, Ltd.	531,120	665,680

		$11,211,841

Brazil — 5.8%
AES Tiete SA, PFC Shares	226,300	$1,209,507
AMBEV SA	2,242,950	12,747,793
AMBEV SA ADR	141,760	805,197
B2W Cia Digital(1)	200,970	1,056,517
Banco Bradesco SA ADR, PFC Shares	131,149	1,041,323
Banco Bradesco SA, PFC Shares	643,277	5,125,249
Banco do Brasil SA	277,098	1,784,492
Banco do Estado do Rio Grande do Sul, PFC Shares	164,900	476,310
BB Seguridade Participacoes SA	96,200	906,103
BM&FBovespa SA	962,351	2,934,314
BR Malls Participacoes SA	296,000	1,110,881
BR Properties SA	212,800	705,407
Bradespar SA, PFC Shares	121,000	347,739
Braskem SA, PFC Shares	89,760	328,740
BRF SA	338,540	7,106,082
BRF SA ADR	19,900	416,109
CCR SA	1,333,500	5,927,619
Centrais Eletricas Brasileiras SA, PFC Shares	599,700	1,495,769
CETIP SA - Mercados Organizados	173,900	1,800,988
Cia Brasileira de Distribuicao, PFC Shares	63,069	1,381,496
Cia de Saneamento Basico do Estado de Sao Paulo	573,760	2,927,492
Cia de Saneamento de Minas Gerais-COPASA	72,900	254,217
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	64,890	785,362
Cia Energetica de Minas Gerais SA ADR	84,265	231,729
Cia Energetica de Minas Gerais SA, PFC Shares	1,125,255	3,102,384
Cia Energetica de Sao Paulo, Class B, PFC Shares	297,400	1,661,608
Cia Hering	299,100	1,033,413

6	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Brazil (continued)
Cia Paranaense de Energia-Copel, PFC Shares	168,400	$1,735,175
Cia Siderurgica Nacional SA	589,500	745,494
Cielo SA	2,071,677	26,459,041
Contax Participacoes SA, PFC Shares	121,500	26,969
Cosan Logistica SA	169,700	89,213
Cosan SA Industria e Comercio	109,700	666,412
CPFL Energia SA	530,110	2,985,009
Cyrela Brazil Realty SA Empreendimentos e Participacoes	488,300	1,326,301
Duratex SA	235,758	479,235
EcoRodovias Infraestrutura e Logistica SA	357,100	723,806
EDP-Energias do Brasil SA	313,400	1,194,489
Eletropaulo Metropolitana SA, Class B, PFC Shares	210,580	929,296
Embraer SA	482,700	3,369,363
Embraer SA ADR	133,548	3,719,312
Equatorial Energia SA	165,300	1,689,715
Estacio Participacoes SA	462,100	1,916,447
Even Construtora e Incorporadora SA	341,400	291,151
Ez Tec Empreendimentos e Participacoes SA	91,843	371,508
Fibria Celulose SA	175,057	2,328,333
Gafisa SA(1)	745,400	555,139
Gerdau SA, PFC Shares	771,800	1,329,932
Gol Linhas Aereas Inteligentes SA, PFC Shares	204,000	338,416
Hypermarcas SA(1)	267,800	1,584,611
Iochpe-Maxion SA	115,700	412,255
Itau Unibanco Holding SA ADR, PFC Shares	158,904	1,379,287
Itau Unibanco Holding SA, PFC Shares	588,773	5,172,474
Itausa-Investimentos Itau SA, PFC Shares	1,110,189	2,723,634
JBS SA	583,825	2,627,592
Klabin SA, PFC Shares	1,300,000	1,571,869
Kroton Educacional SA	1,885,736	5,287,187
Light SA	132,200	544,020
Localiza Rent a Car SA	224,780	1,844,746
Lojas Americanas SA, PFC Shares	777,028	3,912,429
Lojas Renner SA	159,300	5,066,130
Marcopolo SA, PFC Shares	1,222,300	821,066
Marfrig Global Foods SA(1)	287,155	445,332
Metalurgica Gerdau SA, PFC Shares	260,300	266,082
MRV Engenharia e Participacoes SA	719,800	1,618,733
Multiplus SA	60,200	725,259
Natura Cosmeticos SA	120,900	898,995
Odontoprev SA	508,100	1,650,162
Oi SA, PFC Shares	1,535,585	2,170,660
PDG Realty SA Empreendimentos e Participacoes(1)	4,327,100	303,306
Petroleo Brasileiro SA ADR(1)	71,900	442,185
Petroleo Brasileiro SA, PFC Shares	5,122,200	15,707,910

Security	Shares	Value

Brazil (continued)
Prumo Logistica SA(1)	1,596,000	$326,290
Qualicorp SA	526,100	3,126,837
Randon Participacoes SA, PFC Shares	303,500	283,649
Rossi Residencial SA(1)	237,000	69,218
Rumo Logistica Operadora Multimodal SA(1)	3,144,198	835,649
Smiles SA	23,100	373,154
Souza Cruz SA	228,000	1,617,465
Suzano Papel e Celulose SA, PFC Shares	437,425	2,144,998
Telefonica Brasil SA, PFC Shares	874,726	11,529,486
Tim Participacoes SA	2,475,427	6,788,726
Totvs SA	338,990	3,471,134
Tractebel Energia SA	251,900	2,666,912
Transmissora Alianca de Energia Electrica SA	151,100	924,530
Ultrapar Participacoes SA	411,984	8,455,181
Usinas Siderurgicas de Minas Gerais SA, Class A, PFC Shares	872,350	1,001,281
Vale SA	34,400	179,538
Vale SA ADR	65,300	343,478
Vale SA, PFC Shares	2,875,340	12,302,671
Valid Solucoes SA	68,300	991,402
Via Varejo SA	41,000	103,579
Weg SA	742,140	4,074,894

		$230,759,592

Bulgaria — 0.0%(2)
CB First Investment Bank AD(1)	235,000	$316,176
Chimimport AD(1)	329,922	292,165
Corporate Commercial Bank AD(1)	10,400	5,463
MonBat AD	60,235	272,676
Petrol AD(1)	102,500	48,183
Sopharma AD	354,600	538,236

		$1,472,899

Chile — 3.0%
AES Gener SA	3,720,840	$1,997,785
Aguas Andinas SA, Series A	4,337,700	2,291,222
Almendral SA	2,512,600	185,967
Antarchile SA, Series A	215,131	2,249,590
Banco de Chile	49,742,407	5,330,598
Banco de Chile ADR	7,622	474,910
Banco de Credito e Inversiones	89,836	3,941,618
Banco Santander Chile SA	112,643,622	5,680,634
Banmedica SA	706,730	1,331,277
Besalco SA(1)	1,307,600	500,387
Bupa Chile SA, PFC Shares	490,000	387,487
Cap SA	196,612	527,866

7	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Chile (continued)
Cencosud SA	2,839,007	$5,981,622
Cia Cervecerias Unidas SA	341,626	3,598,170
Cia Sud Americana de Vapores SA(1)	14,510,741	424,001
Colbun SA	11,398,010	3,012,645
Corpbanca SA	288,938,251	2,914,239
E.CL SA	693,400	941,160
Embotelladora Andina SA, Class B, PFC Shares	535,258	1,511,933
Empresa Nacional de Electricidad SA	4,554,263	6,214,657
Empresa Nacional de Telecomunicaciones SA	489,619	5,041,362
Empresas AquaChile SA(1)	336,541	144,759
Empresas CMPC SA	2,641,020	6,917,106
Empresas Copec SA	1,305,068	13,056,294
Empresas La Polar SA(1)	1,713,400	47,778
Enersis SA	20,091,568	6,049,225
Enersis SA ADR	42,700	645,197
Forus SA	132,100	385,798
Grupo Security SA	3,397,289	967,487
Inversiones Aguas Metropolitanas SA	614,900	893,803
Inversiones La Construccion SA	54,000	588,698
Latam Airlines Group SA(1)	581,137	3,663,352
Latam Airlines Group SA BDR(1)	28,260	132,636
Molibdenos y Metales SA(1)	65,700	401,976
Parque Arauco SA	1,406,599	2,592,882
Quinenco SA	389,755	768,873
Ripley Corp. SA	1,779,400	611,995
S.A.C.I. Falabella	1,962,555	12,764,176
Salfacorp SA	1,726,600	1,055,116
Sigdo Koppers SA	1,121,831	1,472,757
Sociedad de Inversiones Pampa Calichera SA, Class A	45,817	15,460
Sociedad Matriz SAAM SA	6,242,812	462,887
Sociedad Quimica y Minera de Chile SA, Series B	212,340	2,894,085
Sociedad Quimica y Minera de Chile SA, Series B ADR	58,400	788,984
Socovesa SA	1,443,206	254,734
Sonda SA	3,108,976	5,708,858
Vina Concha y Toro SA	1,360,915	2,129,584

		$119,953,630

China — 8.7%
Agile Property Holdings, Ltd.	1,096,000	$629,998
Agricultural Bank of China, Ltd., Class H	2,350,000	1,060,095
Air China, Ltd., Class H(1)	2,310,000	2,311,197
Aluminum Corp. of China, Ltd., Class H(1)	3,374,000	1,169,828
Angang Steel Co., Ltd., Class H	1,226,000	622,551
Anhui Conch Cement Co., Ltd., Class H	906,500	2,821,462
ANTA Sports Products, Ltd.	1,021,000	2,625,033

Security	Shares	Value

China (continued)
Baidu, Inc. ADR(1)	44,900	$7,752,434
Bank of China, Ltd., Class H	10,330,000	5,631,383
Bank of Communications, Ltd., Class H	3,583,900	3,150,096
Beijing Capital International Airport Co., Ltd., Class H	1,568,000	1,614,222
Beijing Enterprises Holdings, Ltd.	309,500	2,277,432
Beijing Enterprises Water Group, Ltd.(1)	1,206,000	900,214
Belle International Holdings, Ltd.	2,320,000	2,418,016
Brilliance China Automotive Holdings, Ltd.	1,086,000	1,441,355
BYD Co., Ltd., Class H	607,200	2,669,788
China Agri-Industries Holdings, Ltd.(1)	2,074,000	903,133
China Bluechemical, Ltd., Class H	1,270,000	414,104
China Cinda Asset Management, Co., Ltd., Class H	1,495,000	668,707
China CITIC Bank Corp., Ltd., Class H(1)	840,000	599,839
China Coal Energy Co., Ltd., Class H	3,400,000	1,654,435
China Communications Construction Co., Ltd., Class H	2,245,000	2,881,602
China Communications Services Corp., Ltd., Class H	2,540,000	1,153,292
China Construction Bank Corp., Class H	7,369,630	6,002,395
China COSCO Holdings Co., Ltd., Class H(1)	2,694,975	1,386,231
China Dongxiang (Group) Co., Ltd.	4,257,000	1,086,032
China Everbright International, Ltd.	1,986,000	3,035,831
China Everbright, Ltd.	536,000	1,301,768
China Gas Holdings, Ltd.	606,000	1,065,614
China High Speed Transmission Equipment Group Co., Ltd.(1)	2,184,000	1,778,815
China International Marine Containers Co., Ltd., Class B	482,672	1,027,647
China Life Insurance Co., Ltd., Class H	1,183,000	4,349,657
China Longyuan Power Group Corp., Ltd., Class H	2,914,000	3,338,520
China Mengniu Dairy Co., Ltd.	960,000	4,352,668
China Merchants Bank Co., Ltd., Class H	497,524	1,285,194
China Merchants Holdings (International) Co., Ltd.	812,035	2,978,780
China Minsheng Banking Corp., Ltd., Class H	662,740	743,355
China Mobile, Ltd.	2,810,500	36,719,216
China National Building Material Co., Ltd., Class H	2,522,000	1,908,302
China Oilfield Services, Ltd., Class H	1,420,000	1,742,056
China Overseas Land & Investment, Ltd.	390,160	1,226,162
China Pacific Insurance (Group) Co., Ltd., Class H	196,400	823,308
China Petroleum & Chemical Corp., Class H	15,620,300	11,752,975
China Pharmaceutical Group, Ltd.	1,402,000	1,286,995
China Railway Construction Corp., Ltd., Class H	1,592,000	2,072,481
China Railway Group, Ltd., Class H	2,179,000	1,858,506
China Resources Enterprise, Ltd.	842,000	2,731,402
China Resources Gas Group, Ltd.	830,000	2,535,728
China Resources Land, Ltd.	250,000	702,059
China Resources Power Holdings Co., Ltd.	1,591,600	4,088,115
China Shenhua Energy Co., Ltd., Class H	2,164,500	4,111,430

8	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China (continued)
China Shineway Pharmaceutical Group, Ltd.	381,000	$485,994
China Shipping Container Lines Co., Ltd., Class H(1)	4,252,000	1,337,558
China Shipping Development Co., Ltd., Class H	1,702,000	1,033,165
China Southern Airlines Co., Ltd., Class H	2,700,000	2,671,876
China Taiping Insurance Holdings Co., Ltd.(1)	573,400	1,702,811
China Telecom Corp., Ltd., Class H	11,972,000	6,695,179
China Travel International Investment Hong Kong, Ltd.	4,692,000	1,804,860
China Unicom (Hong Kong), Ltd.	4,340,372	6,069,409
China Vanke Co., Ltd., Class H	789,920	1,878,539
China Yurun Food Group, Ltd.(1)	1,776,000	525,453
Chongqing Changan Automobile Co., Ltd., Class B	1,100,286	2,336,248
CITIC, Ltd.	1,152,000	2,063,123
CNOOC, Ltd.	8,296,000	10,159,148
Cosco Pacific, Ltd.	1,516,000	1,986,357
Country Garden Holdings Co., Ltd.	3,785,631	1,478,656
Ctrip.com International, Ltd. ADR(1)	140,100	10,028,358
Datang International Power Generation Co., Ltd., Class H	3,414,000	1,474,947
Dongfeng Motor Group Co., Ltd., Class H	1,966,000	2,258,964
Golden Eagle Retail Group, Ltd.	739,000	912,544
Great Wall Motor Co., Ltd., Class H(1)	862,500	2,855,324
Guangdong Investment, Ltd.	2,022,000	2,731,533
Guangzhou Automobile Group Co., Ltd., Class H	1,892,013	1,516,656
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	320,000	879,311
Guangzhou R&F Properties Co., Ltd., Class H(1)	682,000	683,718
Haier Electronics Group Co., Ltd.	161,000	379,566
Hengan International Group Co., Ltd.	355,000	3,956,817
Hengdeli Holdings, Ltd.	2,681,800	390,466
Huaneng Power International, Inc., Class H	2,746,000	3,331,115
Industrial & Commercial Bank of China, Ltd., Class H	7,374,000	5,065,848
Inner Mongolia Eerduosi Resources Co., Ltd., Class B	72,000	63,565
Inner Mongolia Yitai Coal Co., Ltd., Class B	669,000	693,713
Jiangsu Expressway Co., Ltd., Class H	1,152,000	1,443,170
Jiangxi Copper Co., Ltd., Class H	1,298,000	1,750,367
Kingboard Chemical Holdings, Ltd.	648,600	1,088,970
Kunlun Energy Co., Ltd.	2,206,000	2,102,352
Lee & Man Paper Manufacturing, Ltd.	1,220,000	746,753
Lenovo Group, Ltd.	3,736,000	4,044,404
Li Ning Co., Ltd.(1)	774,208	383,141
Maanshan Iron & Steel Co., Ltd., Class H(1)	2,294,000	537,618
Mindray Medical International, Ltd. ADR	77,700	2,120,433
NetEase.com, Inc. ADR	14,000	1,940,820
New Oriental Education & Technology Group, Inc. ADR(1)	380,400	8,520,960
Nine Dragons Paper Holdings, Ltd.	2,051,000	1,518,318
PetroChina Co., Ltd., Class H	10,400,000	10,218,768

Security	Shares	Value

China (continued)
PICC Property & Casualty Co., Ltd., Class H	750,000	$1,550,856
Ping An Insurance (Group) Co. of China, Ltd., Class H	435,000	2,500,426
Poly Property Group Co., Ltd.	1,918,000	726,781
Semiconductor Manufacturing International Corp.(1)	23,397,000	2,102,374
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,396,000	937,257
Shanghai Electric Group Co., Ltd., Class H	2,414,000	1,493,410
Shanghai Industrial Holdings, Ltd.	304,000	895,852
Shimao Property Holdings, Ltd.	665,000	1,192,504
Sihuan Pharmaceutical Holdings Group, Ltd.(1)(3)	3,161,000	899,089
SINA Corp.(1)	22,900	929,969
Sino Biopharmaceutical, Ltd.	2,760,000	3,199,366
Sino-Ocean Land Holdings, Ltd.	1,720,500	1,185,919
Sinopec Shanghai Petrochemical Co., Ltd., Class H(1)	2,931,000	1,195,061
Sinopharm Group Co., Ltd., Class H	1,075,600	4,136,501
Sohu.com, Inc.(1)	10,300	495,739
Sun Art Retail Group, Ltd.	1,476,000	1,123,575
Tencent Holdings, Ltd.	1,493,800	27,772,744
Tingyi (Cayman Islands) Holding Corp.	1,266,000	2,436,190
Tsingtao Brewery Co., Ltd., Class H	254,000	1,355,331
Want Want China Holdings, Ltd.	3,750,000	3,894,780
Weichai Power Co., Ltd., Class H	912,800	1,371,659
Wumart Stores, Inc., Class H(1)	321,000	198,396
WuXi PharmaTech (Cayman), Inc. ADR(1)	61,900	2,568,850
Yangzijiang Shipbuilding Holdings, Ltd.	1,809,000	1,697,977
Yanzhou Coal Mining Co., Ltd., Class H	2,200,000	1,254,543
Zhaojin Mining Industry Co., Ltd., Class H	1,140,000	530,820
Zhejiang Expressway Co., Ltd., Class H	1,404,000	1,630,258
Zhuzhou CSR Times Electric Co., Ltd., Class H	513,000	3,477,876
Zijin Mining Group Co., Ltd., Class H	6,290,000	1,672,592
ZTE Corp., Class H	876,903	1,947,495

		$346,902,543

Colombia — 1.4%
Almacenes Exito SA	465,190	$3,440,468
Avianca Holdings SA, PFC Shares	551,298	597,240
Banco Davivienda SA, PFC Shares	186,400	1,713,844
Banco de Bogota SA	98,407	2,050,829
Bancolombia SA	114,355	1,033,166
Bancolombia SA ADR, PFC Shares	149,600	5,774,560
Bolsa de Valores de Colombia	72,389,909	404,680
Celsia SA ESP	809,070	1,177,084
Cementos Argos SA	697,019	2,388,742
Cementos Argos SA, PFC Shares	307,566	1,003,861
Cemex Latam Holdings SA(1)	372,500	1,634,861
Corporacion Financiera Colombiana SA	112,407	1,475,342

9	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Colombia (continued)
Ecopetrol SA	12,707,769	$7,103,996
Empresa de Energia de Bogota SA	5,363,581	3,110,132
Empresa de Telecommunicaciones de Bogota SA	2,532,380	494,166
Grupo Argos SA	453,128	2,737,648
Grupo Argos SA, PFC Shares	108,995	625,964
Grupo Aval Acciones y Valores SA	3,145,485	1,337,923
Grupo Aval Acciones y Valores SA, PFC Shares	6,098,800	2,625,872
Grupo de Inversiones Suramericana SA	325,070	4,176,247
Grupo de Inversiones Suramericana SA, PFC Shares	48,367	614,664
Grupo Nutresa SA	582,655	4,475,114
Grupo Odinsa SA(1)	74,829	188,242
Interconexion Electrica SA	901,290	2,215,671
ISAGEN SA ESP	2,296,200	2,336,065

		$54,736,381

Croatia — 0.8%
AD Plastik DD	35,190	$547,622
Adris Grupa DD, PFC Shares	75,044	4,378,024
Atlantic Grupa DD	13,898	1,798,315
Atlantska Plovidba DD(1)	22,867	717,594
Dalekovod DD(1)	136,610	337,502
Ericsson Nikola Tesla DD	6,740	1,120,461
Hrvatski Telekom DD	453,186	10,273,662
INA Industrija Nafte DD	900	455,209
Koncar-Elektroindustrija DD	17,382	1,668,703
Kras DD(1)	7,262	479,860
Ledo DD	1,669	2,120,167
Petrokemija DD(1)	25,975	63,631
Podravka Prehrambena Industrija DD(1)	50,669	2,339,252
Privredna Banka Zagreb DD	3,177	283,112
Valamar Riviera DD	1,445,688	4,714,034
Zagrebacka Banka DD	194,885	1,189,654

		$32,486,802

Czech Republic — 1.3%
CEZ AS	908,060	$21,997,335
Fortuna Entertainment Group NV(1)	246,600	780,110
Komercni Banka AS	90,019	20,143,617
Pegas Nonwovens SA	96,614	3,199,810
Philip Morris CR AS	8,877	3,855,015
Unipetrol AS(1)	289,352	2,194,008

		$52,169,895

Egypt — 1.6%
Alexandria Mineral Oils Co.	193,820	$947,330

Security	Shares	Value

Egypt (continued)
Arab Cotton Ginning	1,993,380	$804,727
Citadel Capital SAE(1)	2,280,400	575,029
Commercial International Bank Egypt SAE	2,449,586	17,536,586
Eastern Tobacco	281,822	7,755,235
Egypt Kuwait Holding Co. SAE	1,862,146	1,155,046
Egyptian Financial Group-Hermes Holding Co.(1)	1,981,023	2,734,157
Egyptian Resorts Co.(1)	4,721,950	671,756
El Ezz Aldekhela Steel Alexandria	4,000	198,761
ElSewedy Electric Co.(1)	529,606	3,143,203
Ezz Steel(1)	1,548,345	1,655,605
Global Telecom Holding SAE(1)	12,928,866	4,250,286
Juhayna Food Industries	4,494,565	4,721,751
Maridive & Oil Services SAE(1)	2,013,484	766,668
Misr Beni-Suef Cement Co.(1)	69,150	346,557
Orascom Telecom Media and Technology Holding SAE(1)	21,964,609	2,425,652
Oriental Weavers Co.	936,875	1,283,694
Palm Hills Developments SAE(1)	3,395,160	1,085,619
Pioneers Holding(1)	761,635	847,399
QNB Alahli Bank SAE(1)	234,568	1,047,614
Sidi Kerir Petrochemicals Co.	1,686,400	2,864,408
Six of October Development & Investment Co.(1)	382,178	523,582
South Valley Cement	704,261	438,251
Talaat Moustafa Group	4,487,196	4,711,850
Telecom Egypt	1,949,337	1,975,261

		$64,466,027

Estonia — 0.2%
AS Merko Ehitus	50,618	$463,264
AS Tallink Grupp	3,623,652	2,990,640
AS Tallinna Kaubamaja Grupp	137,340	908,290
AS Tallinna Vesi	58,790	859,039
Nordecon AS	145,374	170,744
Olympic Entertainment Group AS	503,790	1,063,015

		$6,454,992

Ghana — 0.1%
Aluworks Ghana, Ltd.(1)	457,409	$7,184
CAL Bank, Ltd.	1,298,010	352,446
Ghana Commercial Bank, Ltd.	1,554,441	1,798,961
Produce Buying Co., Ltd.(1)	582,428	17,578
Standard Chartered Bank of Ghana, Ltd.	148,200	736,842

		$2,913,011

10	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Greece (4) — 1.5%
Aegean Airlines SA	46,112	$259,569
Aegean Marine Petroleum Network, Inc.	91,225	997,089
Alpha Bank AE(1)	6,440,984	1,889,119
Athens Water Supply & Sewage Co. SA (The)	208,817	1,110,783
Costamare, Inc.	93,419	1,590,926
Diana Shipping, Inc.(1)	260,777	1,968,866
DryShips, Inc.(1)	1,762,212	928,333
Ellaktor SA(1)	593,062	1,010,165
Eurobank Ergasias SA(1)	14,183,453	1,860,359
FF Group(1)	82,904	1,827,434
Frigoglass SAIC(1)	104,857	200,571
GasLog, Ltd.	102,055	1,583,894
GEK Terna Holding Real Estate Construction SA(1)	381,049	621,276
Grivalia Properties REIC AE	14,830	99,419
Hellenic Exchanges - Athens Stock Exchange SA(1)	180,829	764,252
Hellenic Petroleum SA	248,848	1,060,793
Hellenic Telecommunications Organization SA	1,105,808	8,259,320
Intralot SA(1)	418,837	648,552
JUMBO SA	287,375	1,942,243
Marfin Investment Group Holdings SA(1)	1,854,199	229,693
Metka SA	108,300	768,452
Motor Oil (Hellas) Corinth Refineries SA	219,453	1,699,070
Mytilineos Holdings SA(1)	497,581	2,624,177
National Bank of Greece SA(1)	2,148,775	2,348,675
Navios Maritime Acquisition Corp.	202,800	803,088
Navios Maritime Holdings, Inc.	286,986	1,061,848
OPAP SA	528,742	3,761,366
Piraeus Bank SA(1)	3,473,666	1,265,608
Public Power Corp. SA(1)	1,208,704	5,185,511
Safe Bulkers, Inc.	176,900	608,536
StealthGas, Inc.(1)	122,975	692,349
Terna Energy SA(1)	112,955	315,860
Titan Cement Co. SA	266,462	5,193,974
Tsakos Energy Navigation, Ltd.	188,400	1,718,208
Viohalco SA(1)	223,488	565,913

		$57,465,291

Hungary — 1.6%
Magyar Telekom Telecommunications PLC(1)	5,561,100	$8,053,957
MOL Hungarian Oil & Gas Rt.	280,600	14,781,322
OTP Bank Rt.	1,063,830	21,801,510
Richter Gedeon Nyrt.	1,061,000	17,046,414

		$61,683,203

Security	Shares	Value

India — 6.1%
ABB India, Ltd.	19,900	$429,984
ACC, Ltd.	45,970	994,056
Adani Enterprises, Ltd.	180,900	245,148
Adani Ports and Special Economic Zone, Ltd.	1,425,552	7,229,347
Adani Power, Ltd.(1)	556,250	237,527
Adani Transmissions, Ltd.(1)	299,124	128,759
Aditya Birla Nuvo, Ltd.	17,702	603,696
Ambuja Cements, Ltd.	522,500	1,898,478
Amtek Auto, Ltd.	152,500	400,316
Asian Paints, Ltd.	249,700	3,437,254
Axis Bank, Ltd.	240,800	2,157,109
Bajaj Auto, Ltd.	59,560	2,342,777
Bank of Baroda	262,300	729,423
Bank of India	247,400	631,797
Bharat Forge, Ltd.	63,650	1,138,102
Bharat Heavy Electricals, Ltd.	659,700	2,860,372
Bharat Petroleum Corp., Ltd.	190,100	2,766,622
Bharti Airtel, Ltd.	2,225,936	14,551,662
Biocon, Ltd.	101,600	723,896
Cairn India, Ltd.	423,700	1,141,330
Canara Bank, Ltd.	127,831	549,170
Cipla, Ltd.	287,310	3,175,318
Coal India, Ltd.	402,200	2,758,076
Colgate-Palmolive (India), Ltd.	44,900	1,379,049
Container Corp. of India, Ltd.	54,240	1,391,768
Crompton Greaves, Ltd.	213,600	614,147
Cummins India, Ltd.	49,900	778,521
Dabur India, Ltd.	504,400	2,312,046
Divi’s Laboratories, Ltd.	46,800	1,433,068
DLF, Ltd.	445,700	799,134
Dr. Reddy’s Laboratories, Ltd.	73,620	4,701,857
Essar Oil, Ltd.(1)	274,130	824,978
GAIL (India), Ltd.	585,050	3,237,254
GlaxoSmithKline Pharmaceuticals, Ltd.	8,680	479,190
Glenmark Pharmaceuticals, Ltd.	125,460	1,971,154
GMR Infrastructure, Ltd.	1,721,400	378,040
Grasim Industries, Ltd.	8,158	523,488
Gujarat State Petronet, Ltd.	383,800	773,602
HCL Technologies, Ltd.	235,090	3,668,255
HDFC Bank, Ltd.	291,973	5,912,168
Hero MotoCorp, Ltd.	60,900	2,551,262
Hindalco Industries, Ltd.	515,910	845,079
Hindustan Petroleum Corp., Ltd.	131,400	1,894,334
Hindustan Unilever, Ltd.	691,300	9,942,425
Hindustan Zinc, Ltd.	148,400	362,944
Housing Development Finance Corp., Ltd.	343,661	7,161,923

11	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

India (continued)
ICICI Bank, Ltd.	516,934	$2,433,378
IDBI Bank, Ltd.	367,000	375,304
Idea Cellular, Ltd.	1,816,900	4,906,434
IDFC, Ltd.	260,034	606,944
IFCI, Ltd.	1,152,200	446,110
Indiabulls Housing Finance, Ltd.	40,115	462,384
Indiabulls Real Estate, Ltd.(1)	646,300	633,102
Indian Hotels Co., Ltd.(1)	164,280	241,232
Indian Oil Corp., Ltd.	158,900	1,076,861
Infosys, Ltd.	672,068	11,319,711
ITC, Ltd.	1,313,460	6,667,857
Jaiprakash Associates, Ltd.(1)	658,200	98,960
Jindal Steel & Power, Ltd.	268,800	329,317
JSW Steel, Ltd.	135,800	1,758,218
Kotak Mahindra Bank, Ltd.	167,800	1,820,554
Larsen & Toubro, Ltd.	253,560	7,074,358
LIC Housing Finance, Ltd.	49,663	386,129
Lupin, Ltd.	148,500	3,933,239
Mahindra & Mahindra, Ltd.	226,260	4,788,776
Maruti Suzuki India, Ltd.	67,750	4,731,409
Nestle India, Ltd.	11,930	1,180,991
NMDC, Ltd.	86,003	136,858
NTPC, Ltd.	2,533,900	5,353,593
Oil & Natural Gas Corp., Ltd.	1,309,993	5,566,974
Oracle Financial Services Software, Ltd.	16,500	1,038,861
Piramal Enterprises, Ltd.	76,807	1,097,127
Power Grid Corporation of India, Ltd.	2,181,400	4,820,197
Reliance Capital, Ltd.	36,735	222,828
Reliance Communications, Ltd.(1)	1,412,060	1,548,703
Reliance Industries, Ltd.	867,245	13,536,283
Reliance Infrastructure, Ltd.	227,600	1,464,773
Reliance Power, Ltd.(1)	1,400,250	927,772
Siemens, Ltd.	47,180	1,071,038
State Bank of India	315,179	1,322,305
Steel Authority of India, Ltd.	513,200	450,414
Sun Pharmaceutical Industries, Ltd.	660,568	8,457,622
Sun TV Network, Ltd.	147,473	773,212
Suzlon Energy, Ltd.(1)	2,099,450	706,148
Tata Communications, Ltd.	127,400	892,924
Tata Consultancy Services, Ltd.	176,727	6,916,624
Tata Global Beverages, Ltd.	279,500	609,652
Tata Motors, Ltd.(1)	742,250	4,441,307
Tata Power Co., Ltd.	1,776,918	1,895,158
Tata Steel, Ltd.	149,296	572,673
Tech Mahindra, Ltd.	160,844	1,326,463
Titan Co., Ltd.	234,100	1,192,007

Security	Shares	Value

India (continued)
UltraTech Cement, Ltd.	58,600	$2,874,867
Unitech, Ltd.(1)	2,836,900	333,467
United Spirits, Ltd.(1)	29,285	1,694,772
UPL, Ltd.	180,700	1,506,239
Vedanta, Ltd.	790,212	1,598,349
Voltas, Ltd.	296,300	1,468,868
Wipro, Ltd.	372,279	3,316,249
Yes Bank, Ltd.	55,200	713,184
Zee Entertainment Enterprises, Ltd.	373,114	2,325,613

		$242,510,297

Indonesia — 2.8%
Adaro Energy Tbk PT	51,915,400	$2,263,200
AKR Corporindo Tbk PT	5,472,400	2,324,570
Aneka Tambang Persero Tbk PT(1)	10,251,500	359,295
Astra Argo Lestari Tbk PT	775,000	1,149,453
Astra International Tbk PT	16,851,600	8,275,011
Bank Central Asia Tbk PT	8,293,200	8,027,494
Bank Danamon Indonesia Tbk PT	4,504,303	1,398,374
Bank Mandiri Tbk PT	5,275,700	3,703,930
Bank Negara Indonesia Persero Tbk PT	5,815,300	2,043,902
Bank Pan Indonesia Tbk PT(1)	4,945,000	388,835
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	12,193,000	725,868
Bank Rakyat Indonesia Tbk PT	5,805,000	4,288,572
Bank Tabungan Negara Tbk PT	10,171,500	879,203
Berlian Laju Tanker Tbk PT(1)(3)	7,544,500	0
Bumi Resources Tbk PT(1)	37,563,000	138,768
Bumi Serpong Damai Tbk PT	13,777,500	1,820,390
Charoen Pokphand Indonesia Tbk PT	8,948,300	1,674,872
Energi Mega Persada Tbk PT(1)	64,369,200	266,107
Gudang Garam Tbk PT	660,000	2,413,556
Harum Energy Tbk PT	2,626,500	193,236
Holcim Indonesia Tbk PT	3,029,000	317,908
Indo Tambangraya Megah Tbk PT	1,056,300	757,360
Indocement Tunggal Prakarsa Tbk PT	2,435,200	3,599,560
Indofood Sukses Makmur Tbk PT	4,564,300	2,056,719
Indosat Tbk PT(1)	2,794,500	888,181
Jasa Marga (Persero) Tbk PT	3,198,000	1,353,421
Kalbe Farma Tbk PT	57,805,000	7,449,804
Lippo Karawaci Tbk PT	28,867,500	2,463,204
Matahari Putra Prima Tbk PT	7,240,000	1,551,309
Medco Energi Internasional Tbk PT	4,497,500	854,165
Media Nusantara Citra Tbk PT	3,201,000	483,531
MNC Investama Tbk PT	49,042,500	1,036,415
Pembangunan Perumahan Persero Tbk PT	9,145,000	2,635,265

12	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Indonesia (continued)
Perusahaan Gas Negara Tbk PT	23,109,700	$6,826,770
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	7,185,000	718,644
Semen Indonesia Persero Tbk PT	5,479,200	4,088,155
Sigmagold Inti Perkasa Tbk PT(1)	17,097,000	554,738
Siloam International Hospitals Tbk PT	976,400	1,194,233
Sugih Energy Tbk PT(1)	28,308,700	832,910
Surya Semesta Internusa Tbk PT	14,275,000	833,072
Tambang Batubara Bukit Asam Tbk PT	2,672,800	1,184,716
Telekomunikasi Indonesia Tbk PT	60,071,500	13,036,791
Tower Bersama Infrastructure Tbk PT(1)	2,871,000	1,777,919
Trada Maritime Tbk PT(1)	10,350,500	38,253
Unilever Indonesia Tbk PT	1,486,800	4,396,545
United Tractors Tbk PT	3,690,783	5,505,431
Vale Indonesia Tbk PT	5,222,500	754,874
Wijaya Karya Persero Tbk PT	6,522,800	1,278,378
XL Axiata Tbk PT(1)	4,954,500	1,084,576

		$111,887,483

Jordan — 0.8%
Al Eqbal Co. for Investment PLC	92,532	$1,831,359
Alia The Royal Jordanian Airlines PLC(1)(3)	454,236	185,965
Arab Bank PLC	1,560,600	13,520,498
Arab Potash Co. PLC	68,846	2,279,163
Bank of Jordan	214,422	756,433
Cairo Amman Bank	278,672	899,804
Capital Bank of Jordan	406,376	682,487
Jordan Ahli Bank	921,899	1,509,839
Jordan Dubai Islamic Bank(1)	301,685	389,688
Jordan Islamic Bank	369,023	1,828,265
Jordan Petroleum Refinery	567,373	3,832,339
Jordan Phosphate Mines(1)	183,247	1,528,759
Jordan Steel(1)	453,091	363,829
Jordan Telecommunications Co.	316,230	1,312,185
Jordanian Electric Power Co.	484,781	1,725,679
Union Investment Corp. PLC(1)	409,693	798,021

		$33,444,313

Kazakhstan — 0.7%
Halyk Savings Bank of Kazakhstan JSC GDR(5)	774,972	$6,302,077
KAZ Minerals PLC(1)	2,680,585	6,766,871
Kazkommertsbank JSC GDR(1)(5)	360,501	1,080,234
KazMunaiGas Exploration Production GDR(5)	629,000	5,517,601
Kcell JSC GDR(5)	670,428	4,611,608
Nostrum Oil & Gas PLC	340,501	2,764,130

		$27,042,521

Security	Shares	Value

Kenya — 0.7%
ARM Cement, Ltd.	1,241,600	$764,651
Bamburi Cement Co., Ltd.	606,300	917,791
Barclays Bank of Kenya, Ltd.	8,196,160	1,120,564
Co-operative Bank of Kenya, Ltd. (The)	8,936,200	1,701,597
East African Breweries, Ltd.	2,127,780	6,129,571
Equity Group Holdings, Ltd.	8,739,600	3,328,465
KenolKobil, Ltd.	4,090,000	329,874
Kenya Airways, Ltd.(1)	1,264,800	70,395
Kenya Commercial Bank, Ltd.	6,729,920	3,286,150
Kenya Electricity Generating Co., Ltd.	5,488,800	444,601
Kenya Power & Lighting, Ltd.	9,484,354	1,472,456
Nation Media Group, Ltd.	407,184	747,809
Safaricom, Ltd.	50,844,772	7,148,366
Standard Chartered Bank Kenya, Ltd.	149,188	385,998

		$27,848,288

Kuwait — 1.6%
Agility Public Warehousing Co. KSC	2,823,507	$6,058,402
Ahli United Bank	366,855	666,462
Al Ahli Bank of Kuwait KSCP	510,925	607,536
Al Safat Energy Holding Co. KSC(1)	1,880,000	120,481
ALAFCO Aviation Lease and Finance Co. KSCP	1,327,500	982,236
Boubyan Bank KSCP	561,188	786,998
Boubyan Petrochemicals Co.	2,155,914	4,060,325
Burgan Bank SAK	1,027,040	1,407,365
Combined Group Contracting Co. KSC	84,551	226,883
Commercial Bank of Kuwait KSCP	405,150	803,731
Commercial Real Estate Co. KSCC	2,296,205	659,737
Gulf Bank(1)	2,050,525	1,899,027
Gulf Cable and Electrical Industries Co. KSC	424,072	699,676
Jazeera Airways Co. KSC	339,700	526,220
Kuwait Cement Co.	533,870	634,282
Kuwait Finance House KSCP	2,532,187	5,272,946
Kuwait Food Co. (Americana) SAK	484,700	4,511,746
Kuwait International Bank	974,124	778,237
Kuwait Pipes Industries & Oil Services Co.(1)(3)	1,188,500	0
Kuwait Portland Cement Co. KSC	267,750	1,049,696
Kuwait Projects Co. Holdings KSC	927,112	2,082,522
Kuwait Real Estate Co. KSC	3,694,155	852,908
Mabanee Co. SAK	964,643	3,151,889
Mobile Telecommunications Co.	7,452,608	10,183,204
National Bank of Kuwait SAK	2,715,898	7,629,695
National Industries Group Holding SAK	4,323,111	2,512,602
National Investment Co.	1,510,000	638,454
National Ranges Co. KPSC(1)	2,219,111	212,624
Qurain Petrochemical Industries Co. KSC	3,195,160	2,068,374

13	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Kuwait (continued)
Sultan Center Food Products Co.(1)	4,020,000	$1,076,032
VIVA Kuwait Telecom Co.(1)	910,400	2,807,755

		$64,968,045

Latvia — 0.0%(2)
Grindeks	42,000	$261,998
Latvian Shipping Co.(1)	405,000	171,085

		$433,083

Lebanon — 0.1%
Solidere GDR(5)	327,361	$3,664,357
Solidere, Class A	88,066	979,357
Solidere, Class B	1,760	19,201

		$4,662,915

Lithuania — 0.1%
Apranga PVA	278,536	$834,323
Klaipedos Nafta AB	1,345,900	584,468
Lesto AB	118,064	119,715
Pieno Zvaigzdes	104,200	174,408
Rokiskio Suris(1)	122,500	195,198
Siauliu Bankas	949,231	308,648

		$2,216,760

Malaysia — 3.0%
Aeon Co. (M) Bhd	661,200	$482,364
Airasia Bhd	1,228,200	436,758
Alliance Financial Group Bhd	560,300	621,099
AMMB Holdings Bhd	887,900	1,297,011
Astro Malaysia Holdings Bhd	979,300	786,268
Axiata Group Bhd	2,706,750	4,504,978
Batu Kawan Bhd	210,000	1,001,161
Berjaya Corp. Bhd	4,369,700	445,332
Berjaya Sports Toto Bhd	824,362	717,734
Boustead Holdings Bhd	596,210	629,281
British American Tobacco Malaysia Bhd	109,700	1,940,858
Bumi Armada Bhd(1)	3,133,350	906,374
Bursa Malaysia Bhd	344,900	728,550
CIMB Group Holdings Bhd	1,771,500	2,490,930
Dialog Group Bhd	5,451,814	2,291,341
Digi.com Bhd	1,873,500	2,645,750
Felda Global Ventures Holdings Bhd	1,358,400	598,388
Gamuda Bhd	2,919,700	3,681,966
Genting Bhd	1,448,500	3,080,305
Genting Malaysia Bhd	2,155,600	2,407,014

Security	Shares	Value

Malaysia (continued)
Genting Plantations Bhd	261,700	$710,595
Hartalega Holdings Bhd	59,300	134,053
Hong Leong Bank Bhd	382,900	1,358,725
Hong Leong Financial Group Bhd	276,000	1,143,501
IHH Healthcare Bhd	4,325,800	6,800,954
IJM Corp. Bhd	1,828,190	3,255,471
IOI Corp. Bhd	2,439,818	2,704,559
IOI Properties Group Bhd	1,044,058	521,481
KLCCP Stapled Group	399,100	739,479
KNM Group Bhd(1)	5,003,150	756,038
Kuala Lumpur Kepong Bhd	358,700	2,063,146
Kulim (Malaysia) Bhd	860,000	561,907
Lafarge Malaysia Bhd	942,950	2,330,766
Magnum Bhd	940,340	663,375
Malayan Banking Bhd	1,980,587	4,761,372
Malaysia Airports Holdings Bhd	342,800	531,430
Malaysia Marine and Heavy Engineering Holdings Bhd(1)	739,000	220,017
Malaysian Resources Corp. Bhd	1,423,500	402,487
Maxis Bhd	1,737,900	3,029,860
Media Prima Bhd	575,000	200,246
MISC Bhd	482,400	983,540
MMC Corp. Bhd	1,217,800	697,845
Mudajaya Group Bhd	510,600	156,194
Nestle Malaysia Bhd	12,300	231,510
Parkson Holdings Bhd(1)	958,655	336,557
Petronas Chemicals Group Bhd	4,123,000	6,908,749
Petronas Dagangan Bhd	507,500	2,797,196
Petronas Gas Bhd	378,800	2,182,096
PPB Group Bhd	404,100	1,632,425
Press Metal Bhd	1,469,400	944,388
Public Bank Bhd	837,820	4,161,877
RHB Capital Bhd	733,900	1,426,841
Sapurakencana Petroleum Bhd	5,340,168	3,413,345
Silverlake Axis, Ltd.	703,200	498,484
Sime Darby Bhd	3,863,639	8,812,515
Sunway Bhd	304,600	276,271
Sunway Construction Group Bhd(1)	30,460	9,398
Supermax Corp. Bhd	1,732,700	1,114,895
TA Enterprise Bhd	1,323,000	236,750
Tan Chong Motor Holdings Bhd	265,900	191,821
Telekom Malaysia Bhd	1,249,900	2,141,017
Tenaga Nasional Bhd	2,361,125	7,526,922
Top Glove Corp. Bhd	713,900	1,423,067
UEM Sunrise Bhd	1,683,050	428,482
UMW Holdings Bhd	448,400	1,172,759

14	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Malaysia (continued)
UMW Oil & Gas Corp. Bhd	549,700	$198,134
Unisem (M) Bhd	2,784,300	1,646,979
Wah Seong Corp. Bhd	445,076	153,390
WCT Holdings Bhd	1,283,081	469,571
YTL Corp. Bhd	2,863,465	1,182,964
YTL Power International Bhd	1,883,197	773,131

		$118,712,037

Mauritius — 0.8%
Alteo, Ltd.	637,758	$557,975
CIEL, Ltd.	1,576,086	306,295
CIM Financial Services, Ltd.	5,820,100	1,449,120
LUX Island Resorts, Ltd.	1,037,348	1,800,667
MCB Group, Ltd.	2,411,789	15,319,639
New Mauritius Hotels, Ltd.(1)	6,219,198	3,337,868
Phoenix Beverages, Ltd.	7,498	84,692
Rogers & Co., Ltd.	2,431,349	2,051,374
SBM Holdings, Ltd.	212,155,230	5,329,487
Sun Resorts, Ltd., Class A(1)	449,032	508,164
Terra Mauricia, Ltd.	1,085,900	929,207
United Basalt Products, Ltd.	371,540	849,459
United Docks, Ltd.(1)	27,400	52,444

		$32,576,391

Mexico — 6.4%
Alfa SAB de CV, Series A	7,983,200	$15,859,875
Alsea SAB de CV	694,800	2,250,527
America Movil SAB de CV ADR, Series L	905,400	17,546,652
America Movil SAB de CV, Series L	27,725,350	26,963,924
Arca Continental SAB de CV	800,314	4,806,603
Bolsa Mexicana de Valores SAB de CV	1,503,700	2,695,228
Cemex SAB de CV ADR(1)	1,322,136	11,238,156
Cemex SAB de CV, Series CPO(1)	10,926,130	9,317,302
Coca-Cola Femsa SAB de CV, Series L	359,300	2,716,074
Controladora Comercial Mexicana SA de CV	518,500	1,522,757
Corporacion GEO SAB de CV, Series B(1)(3)	1,144,000	0
Desarrolladora Homex SAB de CV(1)(3)	776,450	0
El Puerto de Liverpool SAB de CV	107,300	1,258,232
Empresas ICA SAB de CV(1)	2,747,100	1,735,639
Fibra Uno Administracion SA de CV	2,173,500	5,221,796
Fomento Economico Mexicano SAB de CV ADR	37,200	3,371,808
Fomento Economico Mexicano SAB de CV, Series UBD	1,447,100	13,130,552
Genomma Lab Internacional SAB de CV(1)	2,778,500	2,586,656
Gentera SAB de CV	2,788,400	4,800,634
Grupo Aeroportuario del Centro Norte SAB de CV(1)	92,100	511,359

Security	Shares	Value

Mexico (continued)
Grupo Aeroportuario del Pacifico SAB de CV, Class B(1)	643,387	$5,077,217
Grupo Aeroportuario del Sureste SAB de CV, Class B	293,800	4,392,276
Grupo Bimbo SAB de CV, Series A(1)	2,277,300	6,102,952
Grupo Carso SAB de CV, Series A1	1,061,100	4,814,710
Grupo Elektra SAB de CV	101,895	2,203,904
Grupo Financiero Banorte SAB de CV, Class O	3,428,600	18,112,796
Grupo Financiero Inbursa SAB de CV, Class O	4,951,200	11,216,062
Grupo Mexico SAB de CV, Series B	4,508,679	12,315,095
Grupo Sanborns SAB de CV	226,889	364,290
Grupo Simec SA de CV, Series B(1)	133,800	382,902
Grupo Televisa SAB ADR	431,500	15,042,090
Grupo Televisa SAB, Series CPO	1,550,600	10,801,511
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	1,038,200	2,016,798
Industrias CH SAB de CV, Series B(1)	225,500	797,735
Industrias Penoles SAB de CV	188,600	2,874,094
Infraestructura Energetica Nova SAB de CV	180,000	875,842
Kimberly-Clark de Mexico SAB de CV, Class A	1,727,100	4,009,980
Mexichem SAB de CV	1,483,316	4,345,230
Minera Frisco SAB de CV(1)	714,800	424,111
OHL Mexico SAB de CV(1)	438,300	717,601
Organizacion Soriana SAB de CV, Class B	120,000	239,069
Promotora y Operadora de Infraestructura SAB de CV(1)	487,400	5,590,769
Ternium SA ADR	46,000	715,300
TV Azteca SAB de CV, Series CPO	1,240,300	239,400
Urbi Desarrollos Urbanos SAB de CV(1)(3)	2,260,600	0
Wal-Mart de Mexico SAB de CV, Series V	5,879,400	14,252,870

		$255,458,378

Morocco — 0.8%
Alliances Developpement Immobilier SA	7,000	$39,076
Attijariwafa Bank	140,404	5,082,568
Banque Centrale Populaire	133,714	3,080,592
BMCE Bank	97,829	2,157,520
Ciments du Maroc	2,591	340,416
Delta Holding SA	52,900	150,345
Douja Promotion Groupe Addoha SA	278,635	816,811
Holcim Maroc SA	12,874	2,977,993
Label Vie(1)	2,100	272,810
Managem	9,862	866,597
Maroc Telecom	655,849	7,804,996
Samir	15,717	223,683
Societe Lafarge Ciments SA	18,510	3,608,379
Sonasid	3,036	247,539

15	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Morocco (continued)
Taqa Morocco	28,081	$1,593,557
Wafa Assurance	1,600	616,447

		$29,879,329

Nigeria — 0.7%
Access Bank PLC	20,986,349	$502,391
Afriland Properties PLC(1)(3)	1,169,236	0
Cadbury Nigeria PLC	397,700	66,474
Dangote Cement PLC	2,932,919	2,517,447
Dangote Sugar Refinery PLC	5,586,250	170,872
Diamond Bank PLC	16,654,000	317,682
Ecobank Transnational, Inc.(1)	14,145,874	1,351,108
FBN Holdings PLC	35,028,318	1,212,126
FCMB Group PLC	23,552,733	322,972
Fidelity Bank PLC(1)	22,430,824	168,926
Flour Mills of Nigeria PLC	2,057,956	303,805
Forte Oil PLC	1,622,126	1,533,436
Guaranty Trust Bank PLC	26,287,879	3,035,132
Guiness Nigeria PLC	1,109,846	696,246
Lafarge Africa PLC	3,755,270	1,917,988
Lekoil, Ltd.(1)	1,624,911	571,871
Nestle Nigeria PLC	468,973	2,096,025
Nigerian Breweries PLC	5,387,207	3,276,826
Oando PLC	16,928,421	1,081,040
PZ Cussons Nigeria PLC	2,100,282	289,931
SEPLAT Petroleum Development Co. PLC(6)	996,758	1,534,189
Skye Bank PLC(1)	16,828,665	168,047
Stanbic IBTC Holdings PLC	1,977,675	214,588
Transnational Corp. of Nigeria PLC	30,056,660	310,550
UAC of Nigeria PLC	6,386,813	1,218,163
Unilever Nigeria PLC	2,740,833	523,304
United Bank for Africa PLC	29,618,308	625,096
Zenith Bank PLC	25,817,139	2,079,265

		$28,105,500

Oman — 0.8%
Al Anwar Ceramic Tiles Co.	622,746	$653,621
Bank Dhofar SAOG	1,957,041	1,351,466
Bank Muscat SAOG	4,252,852	6,123,312
Bank Sohar SAOG	5,741,827	3,073,152
Dhofar International Development & Investment Holding SAOG	339,824	407,683
Galfar Engineering & Contracting SAOG(1)	2,070,926	651,398
HSBC Bank Oman SAOG	1,709,435	589,704
National Bank of Oman SAOG	1,655,709	1,487,356

Security	Shares	Value

Oman (continued)
Oman Cables Industry SAOG	93,600	$557,590
Oman Cement Co. SAOG	741,260	1,001,995
Oman Flour Mills Co. SAOG	561,100	740,071
Oman National Investment Corp. Holdings	272,868	340,111
Oman Telecommunications Co. SAOG	1,399,971	6,380,200
Omani Qatari Telecommunications Co. SAOG	1,800,500	3,753,652
Ominvest	1,505,084	1,907,248
Raysut Cement Co. SAOG	634,209	2,462,694
Renaissance Services SAOG	2,280,925	1,632,173
Sembcorp Salalah Power & Water Co.	50,000	323,339
Shell Oman Marketing Co. SAOG	34,398	179,051

		$33,615,816

Pakistan — 0.8%
Adamjee Insurance Co., Ltd.	415,744	$229,685
Azgard Nine, Ltd.(1)	1,954,200	123,071
Bank Alfalah, Ltd.	1,414,538	392,665
D.G. Khan Cement Co., Ltd.	503,732	756,006
Engro Corp., Ltd.	465,287	1,482,109
Engro Fertilizers, Ltd.	736,028	671,218
Engro Foods, Ltd.(1)	1,210,400	1,957,317
Fauji Fertilizer Bin Qasim, Ltd.	1,184,000	680,547
Fauji Fertilizer Co., Ltd.	1,165,210	1,681,459
Habib Bank, Ltd.	291,617	668,962
Hub Power Co., Ltd.	4,680,800	4,597,928
Kot Addu Power Co., Ltd.	875,900	763,690
Lucky Cement, Ltd.	328,200	1,791,152
MCB Bank, Ltd.	1,740,030	4,787,520
Millat Tractors, Ltd.	139,790	913,415
National Bank of Pakistan	803,040	449,827
Nishat Mills, Ltd.	1,142,810	1,285,914
Oil & Gas Development Co., Ltd.	1,240,991	1,985,229
Pakistan Oil Fields, Ltd.	211,100	764,835
Pakistan Petroleum, Ltd.	910,577	1,385,631
Pakistan State Oil Co., Ltd.	357,320	1,302,984
Pakistan Telecommunication Co., Ltd.	3,306,700	716,266
SUI Southern Gas Co., Ltd.(1)	1,459,500	792,286
United Bank, Ltd.	564,045	1,014,236

		$31,193,952

Panama — 0.3%
Copa Holdings SA, Class A	133,300	$10,068,149

		$10,068,149

16	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Peru — 1.5%
Alicorp SAA(1)	3,848,309	$6,401,568
Banco Continental SA	537,580	701,903
Casa Grande SAA(1)	99,420	182,545
Cementos Pacasmayo SAA	241,600	375,355
Cia de Minas Buenaventura SA ADR	470,280	3,348,394
Cia Minera Milpo SA	676,862	515,172
Credicorp, Ltd.	156,994	20,707,509
Edegel SA	1,894,571	2,194,208
Edelnor SA	108,248	195,357
Energia del Sur SA	120,072	333,523
Ferreycorp SAA	6,227,411	2,677,742
Grana y Montero SAA	2,096,520	2,467,578
Intercorp Financial Services, Inc.	66,690	1,906,667
Luz del Sur SAA	548,126	1,965,519
Minsur SA	1,961,259	732,525
Sociedad Minera Cerro Verde SAA(1)	44,121	882,420
Southern Copper Corp.	483,627	13,473,848
Union Andina de Cementos SAA	1,014,000	768,592
Volcan Cia Minera SAA, Class B	5,911,333	964,782

		$60,795,207

Philippines — 3.0%
Aboitiz Equity Ventures, Inc.	3,611,100	$4,619,472
Aboitiz Power Corp.	4,371,000	4,175,266
ABS-CBN Holdings Corp. PDR	138,370	182,999
Alliance Global Group, Inc.	4,540,000	2,242,445
Ayala Corp.	245,795	4,192,586
Ayala Land, Inc.	5,465,000	4,465,699
Ayala Land, Inc., PFC Shares(3)	3,951,800	0
Bank of the Philippine Islands	1,270,595	2,636,892
BDO Unibank, Inc.	1,274,481	2,799,487
Bloomberry Resorts Corp.	15,369,700	3,260,850
Cosco Capital, Inc.	3,726,300	602,744
D&L Industries, Inc.	2,407,000	1,133,639
DMCI Holdings, Inc.	8,668,000	2,254,708
Emperador, Inc.	4,313,300	830,507
Energy Development Corp.	20,767,300	3,253,349
Filinvest Land, Inc.	14,494,000	599,036
First Gen Corp.	3,778,322	2,136,138
First Philippine Holdings Corp.	587,500	1,063,659
Globe Telecom, Inc.	45,740	2,580,401
GT Capital Holdings, Inc.	67,795	2,076,128
Holcim Philippines, Inc.	1,492,000	429,042
International Container Terminal Services, Inc.	746,400	1,792,577
JG Summit Holding, Inc.	4,019,900	6,365,936
Jollibee Foods Corp.	1,179,850	4,899,256

Security	Shares	Value

Philippines (continued)
Lopez Holdings Corp.	4,600,000	$725,031
LT Group, Inc.	5,822,400	1,890,756
Manila Electric Co.	577,330	3,771,554
Manila Water Co.	2,187,700	1,194,187
Megaworld Corp.	12,596,000	1,304,853
Melco Crown Philippines Resorts Corp.(1)	3,711,400	649,195
Metro Pacific Investments Corp.	7,682,400	814,759
Metropolitan Bank & Trust Co.	1,171,246	2,261,122
Nickel Asia Corp.	5,281,800	1,215,804
Pepsi-Cola Products Philippines, Inc.	1,388,000	144,839
Petron Corp.	4,267,400	932,596
Philex Mining Corp.	6,094,825	717,391
Philex Petroleum Corp.(1)	283,500	10,162
Philippine Long Distance Telephone Co.	231,120	14,645,934
Puregold Price Club, Inc.	2,674,400	2,164,041
Robinsons Land Corp.	2,417,100	1,487,391
Robinsons Retail Holdings, Inc.	1,269,250	2,094,044
San Miguel Corp.	716,000	881,102
Security Bank Corp.	243,300	791,664
Semirara Mining & Power Co.	1,426,620	3,726,529
SM Investments Corp.	359,172	7,014,573
SM Prime Holdings, Inc.	9,538,699	4,469,920
SSI Group, Inc.(1)	2,061,000	391,532
Travellers International Hotel Group, Inc.	3,521,900	410,452
Universal Robina Corp.	1,858,330	7,776,809
Vista Land & Lifescapes, Inc.	3,675,000	568,815

		$120,647,871

Poland — 3.2%
Agora SA(1)	125,463	$384,782
AmRest Holdings SE(1)	7,766	355,370
Asseco Poland SA	512,726	7,828,968
Bank Handlowy w Warszawie SA	50,570	1,243,328
Bank Millennium SA(1)	687,285	1,121,361
Bank Pekao SA	179,638	7,578,503
Bank Zachodni WBK SA(1)	16,600	1,323,666
Bioton SA(1)	425,302	801,515
Boryszew SA	122,670	194,291
Budimex SA	27,910	1,371,410
CCC SA	43,900	2,244,687
Cyfrowy Polsat SA(1)	1,022,728	6,260,313
Enea SA	202,800	792,575
Eurocash SA	355,800	4,089,471
Getin Holding SA(1)	365,918	154,347
Getin Noble Bank SA(1)	2,322,186	743,967
Grupa Azoty SA(1)	76,370	1,718,844

17	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Poland (continued)
Grupa Lotos SA(1)	101,253	$846,449
ING Bank Slaski SA	47,450	1,576,749
Jastrzebska Spolka Weglowa SA(1)	138,610	435,134
KGHM Polska Miedz SA	344,982	8,669,530
KOPEX SA	125,900	240,149
LPP SA	1,811	3,697,998
Lubelski Wegiel Bogdanka SA	49,706	690,071
mBank SA(1)	23,504	2,355,702
Netia SA	1,111,077	1,664,987
Orange Polska SA	2,781,316	5,993,552
Orbis SA	30,000	470,171
PGE SA	1,874,600	8,806,969
PKP Cargo SA	27,389	581,997
Polimex-Mostostal SA(1)	9,735,442	234,545
Polski Koncern Naftowy Orlen SA	796,258	16,058,294
Polskie Gornictwo Naftowe i Gazownictwo SA	3,952,621	6,587,065
Powszechna Kasa Oszczednosci Bank Polski SA	1,151,310	8,914,417
Powszechny Zaklad Ubezpieczen SA	86,300	9,861,775
Synthos SA	844,500	1,055,170
Tauron Polska Energia SA	3,279,494	3,295,342
TVN SA	918,442	4,833,030

		$125,076,494

Qatar — 1.6%
Aamal Co. QSC	177,687	$715,486
Barwa Real Estate Co.	146,293	2,002,481
Doha Bank QSC	100,995	1,468,207
Gulf International Services QSC	205,956	3,856,144
Industries Qatar	238,919	8,871,897
Masraf Al Rayan QSC	692,465	8,535,445
Ooredoo QSC	132,696	2,942,432
Qatar Electricity & Water Co. QSC	84,058	5,100,486
Qatar Gas Transport Co., Ltd.	605,140	3,667,819
Qatar Insurance Co.	67,706	1,824,902
Qatar International Islamic Bank	45,943	979,715
Qatar Islamic Bank	98,955	2,970,145
Qatar National Bank SAQ	206,274	10,322,780
Qatar National Cement Co. QSC	31,625	1,035,613
Qatar Navigation QSC	52,421	1,433,301
Qatari Investors Group	37,029	509,406
United Development Co. QSC	117,835	817,978
Vodafone Qatar QSC	1,185,810	5,140,409

		$62,194,646

Security	Shares	Value

Romania — 0.8%
Banca Transilvania(1)	16,257,360	$9,703,383
BRD-Groupe Societe Generale SA(1)	2,833,794	8,050,160
OMV Petrom SA	45,352,995	4,419,792
Societatea Nationala de Gaze Naturale ROMGAZ SA	555,151	4,751,494
Societatea Nationala Nuclearelectrica SA	794,100	1,481,252
Transelectrica SA	426,930	2,911,990
Transgaz SA Medias	27,412	1,872,194

		$33,190,265

Russia — 5.5%
Aeroflot - Russian Airlines (PJSC)(1)	1,876,656	$1,192,907
AK Transneft OAO, PFC Shares	1,847	4,170,613
CTC Media, Inc.	628,567	1,181,706
E.ON Russia JSC	8,737,000	369,248
Eurasia Drilling Co., Ltd. GDR(5)	23,517	366,979
Evraz PLC(1)	916,942	1,441,912
Federal Grid Co. Unified Energy System (PJSC)	1,585,875,440	1,739,085
Gazprom PAO	1,755,200	4,041,378
Gazprom PAO ADR	4,478,501	20,588,686
Globaltrans Investment PLC GDR(1)(5)	207,458	745,811
Inter RAO UES (PJSC)	71,597,070	1,319,155
Lenta, Ltd. GDR(1)(5)	133,659	1,027,105
LSR Group PJSC GDR(5)	186,400	409,060
Lukoil (PJSC) ADR	472,457	19,455,095
Luxoft Holding, Inc.(1)	13,100	822,156
Magnit PJSC	85,215	16,834,597
Magnit PJSC GDR(5)	167,418	9,065,987
Magnitogorsk Iron & Steel Works OJSC GDR(5)	105,708	428,661
Mail.ru Group, Ltd. GDR(1)(5)	265,535	4,970,752
Mechel ADR(1)	378,000	368,134
MegaFon PJSC GDR(5)	249,745	3,090,409
MMC Norilsk Nickel (PJSC)	2,386	363,618
MMC Norilsk Nickel (PJSC) ADR	775,037	11,956,969
Mobile TeleSystems (PJSC)	3,400,577	12,371,993
Moscow Exchange MICEX-RTS (PJSC)	1,214,410	1,388,751
Mosenergo PAO	8,811,603	125,525
NovaTek OAO GDR(5)	74,808	7,433,600
Novolipetsk Steel GDR(5)	156,893	2,059,943
OAO TMK GDR(5)	64,757	251,051
O’Key Group SA GDR(5)	15,504	41,628
PhosAgro OAO GDR(5)	28,064	380,978
PIK Group	12,354	34,343
PIK Group GDR(5)	166,400	435,811
Polymetal International PLC	295,128	2,084,863
Polyus Gold International, Ltd.	137,262	378,239
QIWI PLC ADR	51,408	1,574,113

18	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Russia (continued)
Rosneft OAO GDR(5)	1,056,332	$4,053,037
Rossetti JSC(1)	135,144,187	1,038,130
Rostelecom (PJSC)	1,492,177	2,041,625
Rostelecom (PJSC) ADR	15,064	121,868
RusHydro JSC	395,274,080	3,392,924
RusHydro JSC ADR	348,000	310,004
Sberbank of Russia	9,493,768	11,044,628
Sberbank of Russia ADR	1,431,200	7,041,400
Severstal PAO GDR(5)	428,946	4,831,683
Sistema JSFC	10,069,378	3,388,031
Sistema JSFC GDR(5)	41,430	351,465
Sollers OJSC(1)	24,262	143,795
Surgutneftegas OAO ADR	927,852	5,212,576
Surgutneftegas OAO, PFC Shares	7,577,600	4,609,688
Tatneft ADR	237,559	6,955,754
VimpelCom, Ltd. ADR	751,784	4,345,312
VTB Bank JSC	2,064,590,000	2,400,258
VTB Bank JSC GDR(5)	2,903,354	6,820,437
X5 Retail Group NV GDR(1)(5)	385,980	6,885,703
Yandex NV, Class A(1)	639,200	8,891,272

		$218,390,451

Slovenia — 0.8%
Cinkarna Celje DD	6,272	$964,877
Gorenje DD	349,170	2,377,559
KRKA DD	159,605	11,524,958
Luka Koper	118,550	3,385,063
Petrol	12,467	3,504,202
Pivovarna Lasko(1)	32,721	869,645
Sava DD(1)	18,004	2,393
Sava Reinsurance Co.	179,037	2,770,033
Telekom Slovenije DD	27,437	2,831,188
Zavarovalnica Triglav DD	139,239	3,839,576

		$32,069,494

South Africa — 6.2%
AECI, Ltd.	73,130	$625,655
African Bank Investments, Ltd.(1)(3)	1,537,194	0
African Rainbow Minerals, Ltd.	94,900	521,333
Allied Electronics Corp., Ltd.	186,200	137,484
Anglo American Platinum, Ltd.(1)	58,680	1,221,071
AngloGold Ashanti, Ltd.(1)	403,071	2,452,672
Aquarius Platinum, Ltd.(1)	173,100	16,735
Arcelormittal South Africa, Ltd.(1)	50,577	58,413
Aspen Pharmacare Holdings, Ltd.	392,807	11,502,459

Security	Shares	Value

South Africa (continued)
Astral Foods, Ltd.	18,500	$244,642
Aveng, Ltd.(1)	939,990	478,187
AVI, Ltd.	319,500	2,013,866
Barclays Africa Group, Ltd.	193,289	2,841,620
Barloworld, Ltd.	662,120	4,697,551
Bidvest Group, Ltd. (The)	605,796	14,710,262
Capital Property Fund(1)	1,259,064	1,461,661
Capitec Bank Holdings, Ltd.	42,400	1,561,317
Clicks Group, Ltd.	167,700	1,276,269
DataTec, Ltd.	160,600	864,993
Discovery, Ltd.	252,631	2,706,904
Exxaro Resources, Ltd.	118,010	697,113
FirstRand, Ltd.	1,677,145	7,245,346
Foschini Group, Ltd. (The)	63,545	722,026
Gold Fields, Ltd.	681,677	1,862,231
Grindrod, Ltd.	340,300	359,180
Group Five, Ltd.	81,460	151,368
Growthpoint Properties, Ltd.	1,042,876	2,282,135
Harmony Gold Mining Co., Ltd.(1)	374,410	355,843
Hosken Consolidated Investments, Ltd.	5,046	55,286
Hyprop Investments, Ltd.	92,800	951,987
Illovo Sugar, Ltd.	174,700	184,276
Impala Platinum Holdings, Ltd.(1)	533,748	1,915,704
Imperial Holdings, Ltd.	78,001	1,046,892
Investec, Ltd.	182,794	1,655,316
JSE, Ltd.	105,800	1,231,771
Kumba Iron Ore, Ltd.	66,960	572,842
Lewis Group, Ltd.	62,700	284,324
Liberty Holdings, Ltd.	107,168	1,203,620
Life Healthcare Group Holdings, Ltd.	1,510,419	4,456,709
Massmart Holdings, Ltd.	149,614	1,584,926
Mediclinic International, Ltd.	574,283	5,109,579
MMI Holdings, Ltd.	692,950	1,612,364
Mondi, Ltd.	91,130	2,180,651
Montauk Holdings, Ltd.(1)	6,057	6,225
Mr. Price Group, Ltd.	91,080	1,813,839
MTN Group, Ltd.	1,885,095	31,384,485
Murray & Roberts Holdings, Ltd.	915,850	939,568
Nampak, Ltd.	465,438	1,171,656
Naspers, Ltd., Class N	219,423	30,579,506
Nedbank Group, Ltd.	121,638	2,421,139
Netcare, Ltd.	1,305,994	4,161,496
Northam Platinum, Ltd.(1)	207,738	562,797
Pick’n Pay Stores, Ltd.	371,278	1,736,110
PPC, Ltd.	468,427	833,288
Redefine Properties, Ltd.	2,311,150	2,099,130

19	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Africa (continued)
Remgro, Ltd.	270,121	$5,584,929
Reunert, Ltd.	407,260	2,033,382
RMB Holdings, Ltd.	441,055	2,380,040
RMI Holdings	479,034	1,677,612
Sanlam, Ltd.	991,073	5,235,887
Sappi, Ltd.(1)	415,236	1,364,455
Sasol, Ltd.	469,150	16,195,469
Shoprite Holdings, Ltd.	837,380	11,112,099
Sibanye Gold, Ltd.	800,277	1,042,938
Spar Group, Ltd.	206,544	3,229,830
Standard Bank Group, Ltd.	614,446	7,378,969
Steinhoff International Holdings, Ltd.	787,883	4,763,578
Sun International, Ltd.	30,482	276,187
Telkom SA SOC, Ltd.	309,050	1,501,493
Tiger Brands, Ltd.	202,394	4,549,509
Tongaat-Hulett	99,910	961,755
Truworths International, Ltd.	300,800	2,032,814
Vodacom Group (Pty), Ltd.	613,500	7,092,917
Wilson Bayly Holmes-Ovcon, Ltd.	106,200	800,578
Woolworths Holdings, Ltd.	287,328	2,250,607

		$246,288,870

South Korea — 6.0%
AMOREPACIFIC Corp.	22,880	$8,066,078
AMOREPACIFIC Group, Inc.	6,000	1,001,043
Asiana Airlines, Inc.(1)	92,200	469,117
BNK Financial Group, Inc.	130,435	1,533,299
Celltrion, Inc.(1)	70,611	4,679,190
Cheil Worldwide, Inc.(1)	51,100	836,772
CJ CheilJedang Corp.	7,496	2,637,849
CJ Corp.	6,100	1,597,448
CJ Korea Express Co., Ltd.(1)	4,349	639,347
CJ O Shopping Co., Ltd.	3,130	543,459
Coway Co., Ltd.	22,950	1,915,904
Daelim Industrial Co., Ltd.	8,650	551,101
Daesang Corp.	8,000	243,245
Daewoo Engineering & Construction Co., Ltd.(1)	65,741	388,193
Daewoo Industrial Development Co., Ltd.(1)	3,657	4,688
Daewoo International Corp.	21,675	383,485
Daewoo Securities Co., Ltd.	125,693	1,561,188
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	45,532	270,647
Daewoong Pharmaceutical Co., Ltd.	5,630	431,399
Daum Kakao Corp.	5,600	577,738
DGB Financial Group Co., Ltd.	65,650	629,915
Dong-A Pharmaceutical Co., Ltd.	2,407	359,505
Dong-A ST Co., Ltd.	4,078	485,761

Security	Shares	Value

South Korea (continued)
Dongbu Insurance Co., Ltd.	36,640	$1,741,789
Dongkuk Steel Mill Co., Ltd.(1)	67,733	350,897
Doosan Corp.	6,101	534,575
Doosan Heavy Industries & Construction Co., Ltd.	23,400	401,567
Doosan Infracore Co., Ltd.(1)	34,600	225,242
E-Mart Co., Ltd.	10,328	2,110,991
GS Engineering & Construction Corp.(1)	19,935	446,004
GS Holdings Corp.	55,400	2,157,984
Hana Financial Group, Inc.	151,951	3,791,393
Hanjin Kal Corp.	19,283	467,538
Hanjin Shipping Co., Ltd.(1)	98,091	423,632
Hankook Tire Co., Ltd.	21,623	750,745
Hanmi Pharmaceutical Co., Ltd.(1)	8,096	2,784,814
Hansol Holdings Co., Ltd.(1)	37,566	287,055
Hansol Paper Co., Ltd.(1)	22,933	383,761
Hanwha Chemical Corp.	81,490	1,441,039
Hanwha Corp.	34,490	1,401,881
Hanwha Techwin Co., Ltd.(1)	18,895	615,269
Hite-Jinro Co., Ltd.	20,121	385,356
Hyosung Corp.	21,380	2,608,567
Hyundai Department Store Co., Ltd.	7,615	961,727
Hyundai Development Co.	29,900	1,797,776
Hyundai Engineering & Construction Co., Ltd.	29,816	877,018
Hyundai Glovis Co., Ltd.	13,870	2,315,739
Hyundai Heavy Industries Co., Ltd.(1)	18,270	1,515,434
Hyundai Marine & Fire Insurance Co., Ltd.	38,700	1,050,572
Hyundai Merchant Marine Co., Ltd.(1)	68,800	367,913
Hyundai Mipo Dockyard Co., Ltd.(1)	5,275	244,268
Hyundai Mobis Co., Ltd.	19,100	3,484,536
Hyundai Motor Co.	56,700	7,223,020
Hyundai Securities Co., Ltd.	43,870	322,150
Hyundai Steel Co.	59,452	2,967,871
Hyundai Wia Corp.	5,400	495,056
Industrial Bank of Korea	96,580	1,142,965
Kangwon Land, Inc.	50,840	1,856,983
KB Financial Group, Inc.	180,917	5,684,036
KB Insurance Co., Ltd.	28,900	696,472
KCC Corp.	2,345	980,295
Kia Motors Corp.	86,120	3,230,464
Korea Electric Power Corp.	221,620	9,582,610
Korea Gas Corp.	39,170	1,414,986
Korea Investment Holdings Co., Ltd.	21,590	1,151,784
Korea Zinc Co., Ltd.	8,940	3,777,272
Korean Air Lines Co., Ltd.(1)	28,110	843,335
Korean Reinsurance Co.	78,574	992,326
KT Corp.(1)	69,653	1,819,970

20	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Korea (continued)
KT Corp. ADR(1)	16,800	$219,576
KT&G Corp.	51,115	4,815,591
Kumho Petrochemical Co., Ltd.	12,900	668,486
Kwangju Bank(1)	13,793	89,577
LG Chem, Ltd.	27,318	5,840,692
LG Corp.	50,210	2,492,566
LG Display Co., Ltd.	71,100	1,343,918
LG Electronics, Inc.	39,320	1,363,340
LG Hausys, Ltd.	2,858	433,707
LG Household & Health Care, Ltd.	7,450	5,455,486
LG International Corp.	20,600	508,375
LG Life Sciences, Ltd.(1)	11,000	663,008
LG Uplus Corp.	207,920	2,053,842
Lotte Chemical Corp.	11,770	2,621,093
Lotte Shopping Co., Ltd.	5,065	1,091,532
LS Corp.	7,030	236,062
LS Industrial Systems Co., Ltd.	9,200	411,455
Medy-Tox, Inc.	3,894	1,767,653
Mirae Asset Securities Co., Ltd.	16,464	620,393
Naver Corp.	8,556	3,826,941
NCsoft Corp.	5,150	965,783
NH Investment & Securities Co., Ltd.	78,408	729,080
NHN Entertainment Corp.(1)	4,718	228,757
Nong Shim Co., Ltd.	3,700	983,322
OCI Co., Ltd.	15,570	1,290,758
ORION Corp.	2,200	2,174,720
POSCO	47,127	7,854,693
S-Oil Corp.	36,885	1,982,901
S1 Corp.	9,450	681,656
Samsung C&T Corp.	48,920	2,357,989
Samsung Card Co., Ltd.	20,460	676,475
Samsung Electro-Mechanics Co., Ltd.	17,390	806,489
Samsung Electronics Co., Ltd.	21,658	21,973,255
Samsung Engineering Co., Ltd.(1)	12,600	315,142
Samsung Fine Chemicals Co., Ltd.	18,150	533,835
Samsung Fire & Marine Insurance Co., Ltd.	17,974	4,299,702
Samsung Heavy Industries Co., Ltd.	67,350	795,372
Samsung Life Insurance Co., Ltd.	50,510	4,617,419
Samsung SDI Co., Ltd.	28,662	2,104,633
Samsung Securities Co., Ltd.	34,040	1,533,641
Shinhan Financial Group Co., Ltd.	195,345	6,990,837
Shinsegae Co., Ltd.	5,075	902,262
SK C&C Co., Ltd.	7,100	1,863,319
SK Chemicals Co., Ltd.	15,660	947,327
SK Holdings Co., Ltd.(3)	9,615	1,852,588
SK Hynix, Inc.	162,890	5,144,129

Security	Shares	Value

South Korea (continued)
SK Innovation Co., Ltd.(1)	61,379	$5,241,392
SK Networks Co., Ltd.	64,010	396,761
SK Telecom Co., Ltd.	35,900	7,704,632
ViroMed Co., Ltd.(1)	9,440	1,419,633
Woori Bank	181,786	1,483,999
Yuanta Securities Korea Co., Ltd.(1)	78,565	366,601
Yuhan Corp.	6,229	1,437,888
Zyle Daewoo Motor Sales Corp.(1)	5,113	5,112

		$239,098,443

Sri Lanka — 0.8%
Access Engineering PLC	4,510,376	$923,317
Aitken Spence PLC	550,325	411,755
Ceylon Tobacco Co. PLC	82,568	589,877
Chevron Lubricants Lanka PLC	1,018,398	3,121,271
Commercial Bank of Ceylon PLC	4,472,617	5,717,128
DFCC Bank PLC	293,137	435,963
Dialog Axiata PLC	21,214,477	1,745,760
Distilleries Co. of Sri Lanka PLC	1,818,497	3,924,832
Hatton National Bank PLC (Non-Voting)	1,911,012	3,142,109
John Keells Holdings PLC	6,360,225	9,376,912
National Development Bank PLC	769,896	1,582,382
Nations Trust Bank PLC	623,287	491,855
Sampath Bank PLC	815,537	1,604,879

		$33,068,040

Taiwan — 5.9%
AcBel Polytech, Inc.	429,000	$251,920
Acer, Inc.(1)	2,014,519	835,938
Advanced Semiconductor Engineering, Inc.	1,999,135	2,320,847
AirTAC International Group	66,150	304,763
Ambassador Hotel	298,000	250,496
AmTRAN Technology Co., Ltd.	650,067	358,420
Asia Cement Corp.	1,892,356	2,075,515
Asia Optical Co., Inc.(1)	658,907	538,253
Asustek Computer, Inc.	210,325	1,900,788
AU Optronics Corp.	3,273,837	1,051,937
Capital Securities Corp.	711,928	218,526
Catcher Technology Co., Ltd.	226,647	2,498,614
Cathay Financial Holding Co., Ltd.	2,444,533	3,951,075
Center Laboratories, Inc.(1)	395,000	864,812
Chailease Holding Co., Ltd.	425,224	888,618
Chang Hwa Commercial Bank, Ltd.	2,124,502	1,187,451
Cheng Shin Rubber Industry Co., Ltd.	2,060,672	3,980,236
Chicony Electronics Co., Ltd.	335,919	871,960

21	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Taiwan (continued)
China Airlines, Ltd.(1)	2,591,887	$1,151,914
China Development Financial Holding Corp.	5,396,050	1,776,887
China Life Insurance Co., Ltd.	1,165,652	1,175,576
China Motor Corp.	881,315	640,954
China Petrochemical Development Corp.(1)	3,333,659	913,012
China Steel Corp.	7,563,734	5,412,056
Chipbond Technology Corp.	359,000	539,664
Chong Hong Construction Co., Ltd.	176,190	322,844
Chunghwa Telecom Co., Ltd.	2,915,746	9,065,627
Clevo Co.	394,155	390,604
Compal Electronics, Inc.	1,854,345	1,249,990
Coretronic Corp.	487,128	386,924
CTBC Financial Holding Co., Ltd.	5,099,356	3,698,248
Delta Electronics, Inc.	534,105	2,627,246
Dynapack International Technology Corp.	183,374	296,256
E Ink Holdings, Inc.(1)	1,234,000	483,056
E.Sun Financial Holding Co., Ltd.	3,217,726	1,955,767
Eclat Textile Co., Ltd.	136,240	1,993,102
Elan Microelectronics Corp.	345,300	359,805
Epistar Corp.	526,472	457,968
EVA Airways Corp.(1)	1,654,523	1,194,588
Evergreen International Storage & Transport Corp.	868,000	397,463
Evergreen Marine Corp.	2,373,754	1,139,717
Everlight Electronics Co., Ltd.	406,291	536,931
Far Eastern Department Stores, Ltd.	2,056,995	1,163,076
Far Eastern New Century Corp.	2,564,695	2,416,423
Far EasTone Telecommunications Co., Ltd.	1,673,074	3,914,104
Faraday Technology Corp.	406,880	412,836
Feng Hsin Iron & Steel Co., Ltd.	183,260	210,691
FIH Mobile, Ltd.	1,391,000	726,637
First Financial Holding Co., Ltd.	3,127,244	1,685,948
Formosa Chemicals & Fibre Corp.	2,365,399	5,604,802
Formosa International Hotels Corp.	145,599	1,027,132
Formosa Petrochemical Corp.	1,005,320	2,371,356
Formosa Plastics Corp.	2,953,896	6,552,144
Formosa Taffeta Co., Ltd.	842,000	795,468
Formosan Rubber Group, Inc.	433,000	299,361
Foxconn Technology Co., Ltd.	282,411	857,766
Fubon Financial Holding Co., Ltd.	2,322,596	4,237,393
Giant Manufacturing Co., Ltd.	352,208	2,973,480
Gintech Energy Corp.(1)	788,201	466,272
Great Wall Enterprise Co., Ltd.	930,888	623,026
Highwealth Construction Corp.	339,746	699,060
Hiwin Technologies Corp.	224,000	1,388,436
Hon Hai Precision Industry Co., Ltd.	3,381,069	9,723,386
Hota Industrial Manufacturing Co., Ltd.	298,658	884,731

Security	Shares	Value

Taiwan (continued)
Hotai Motor Co., Ltd.	300,000	$3,847,592
HTC Corp.(1)	392,798	861,922
Hu Lane Associate, Inc.	181,000	687,939
Hua Nan Financial Holdings Co., Ltd.	3,067,293	1,742,377
Innolux Corp.	2,846,762	989,694
Inventec Corp.	960,966	546,944
Kenda Rubber Industrial Co., Ltd.	222,562	344,175
Kinpo Electronics, Inc.(1)	2,159,000	679,507
Kinsus Interconnect Technology Corp.	182,000	357,709
Largan Precision Co., Ltd.	27,795	2,823,906
Lite-On Technology Corp.	1,024,182	1,125,795
Macronix International Corp., Ltd.(1)	1,202,873	177,362
MediaTek, Inc.	434,462	4,567,136
Medigen Biotechnology Corp.(1)	69,000	214,052
Mega Financial Holding Co., Ltd.	3,248,035	2,775,814
Merida Industry Co., Ltd.	388,657	2,414,337
Motech Industries, Inc.(1)	629,451	875,549
Nan Kang Rubber Tire Co., Ltd.(1)	1,153,253	1,026,143
Nan Ya Plastics Corp.	3,322,214	6,781,440
Neo Solar Power Corp.	685,542	526,702
Novatek Microelectronics Corp., Ltd.	275,942	1,000,968
Pegatron Corp.	564,028	1,585,323
Phison Electronics Corp.	112,363	808,453
Pou Chen Corp.	2,809,819	3,991,124
Powertech Technology, Inc.	547,865	1,027,373
President Chain Store Corp.	619,664	4,506,736
Quanta Computer, Inc.	967,508	1,873,165
Radiant Opto-Electronics Corp.	281,264	837,967
Radium Life Tech Co., Ltd.(1)	621,002	274,555
Realtek Semiconductor Corp.	429,002	843,830
RichTek Technology Corp.	101,478	525,476
Ruentex Development Co., Ltd.	437,306	553,501
Ruentex Industries, Ltd.	1,233,060	2,582,720
Sanyang Motor Co., Ltd.(1)	1,819,866	1,290,930
ScinoPharm Taiwan, Ltd.	227,000	240,932
Shin Kong Financial Holding Co., Ltd.	3,746,630	1,096,990
Shin Kong Synthetic Fibers Corp.	1,321,483	414,015
Siliconware Precision Industries Co., Ltd.	1,104,243	1,253,892
Simplo Technology Co., Ltd.	205,889	847,371
Sino-American Silicon Products, Inc.(1)	576,233	625,798
SinoPac Financial Holdings Co., Ltd.	3,265,908	1,392,611
Solar Applied Materials Technology Corp.	336,245	212,636
St. Shine Optical Co., Ltd.	22,000	286,257
Synnex Technology International Corp.	730,818	880,408
TaiMed Biologics, Inc.(1)	148,103	505,179
Tainan Spinning Co., Ltd.	941,822	435,636

22	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Taiwan (continued)
Taishin Financial Holding Co., Ltd.	3,387,203	$1,341,583
Taiwan Building Materials Co., Ltd.	1,672,928	477,590
Taiwan Business Bank(1)	2,014,650	587,412
Taiwan Cement Corp.	2,185,850	2,366,427
Taiwan Cooperative Financial Holding Co., Ltd.	3,174,348	1,593,204
Taiwan Fertilizer Co., Ltd.	816,000	1,196,031
Taiwan Glass Industry Corp.(1)	542,564	245,206
Taiwan Mobile Co., Ltd.	1,805,784	5,971,969
Taiwan Semiconductor Manufacturing Co., Ltd.	4,915,465	21,480,625
Taiwan Tea Corp.	395,711	172,935
Tatung Co., Ltd.(1)	2,377,785	438,374
Teco Electric & Machinery Co., Ltd.	2,247,000	1,764,803
Tong Yang Industry Co., Ltd.	758,608	808,383
TPK Holding Co., Ltd.	155,148	530,659
Tripod Technology Corp.	396,535	623,975
TSRC Corp.	693,063	481,922
TTY Biopharm Co., Ltd.	534,330	1,537,767
Tung Ho Steel Enterprise Corp.	991,060	615,596
U-Ming Marine Transport Corp.	186,000	238,546
Uni-President Enterprises Corp.	4,043,107	7,113,685
Unimicron Technology Corp.	948,000	447,659
United Microelectronics Corp.	3,427,090	1,224,973
Walsin Lihwa Corp.(1)	2,539,000	562,111
Wan Hai Lines, Ltd.	518,962	435,317
Waterland Financial Holdings	1,085,795	285,842
Wei Chuan Food Corp.(1)	623,000	425,014
Wintek Corp.(3)	1,892,877	0
Wistron Corp.	1,490,362	975,314
WPG Holdings Co., Ltd.	919,489	1,044,823
Xxentria Technology Materials Corp.	234,700	639,993
Yageo Corp.	166,897	238,204
Yang Ming Marine Transport(1)	2,468,755	849,326
YFY, Inc.	899,120	292,057
Yieh Phui Enterprise	1,721,304	441,874
Yuanta Financial Holding Co., Ltd.	3,712,261	1,764,244
Yulon Motor Co., Ltd.	1,342,809	1,310,466

		$235,333,746

Thailand — 2.9%
Advanced Info Service PCL(7)	1,322,600	$9,379,296
Airports of Thailand PCL(7)	667,400	5,560,375
AP Thailand PCL(7)	5,199,700	870,599
Bangkok Bank PCL(7)	276,400	1,300,438
Bangkok Dusit Medical Services PCL(7)	5,594,000	3,188,245
Bangkok Land PCL(7)	13,071,100	541,459
Banpu PCL(7)	1,468,000	1,041,195

Security	Shares	Value

Thailand (continued)
BEC World PCL(7)	1,752,100	$1,789,160
Berli Jucker PCL(7)	1,563,300	1,472,028
Big C Supercenter PCL(7)	268,600	1,398,949
BTS Group Holdings PCL	6,774,200	1,893,576
Bumrungrad Hospital PCL(7)	899,500	5,206,288
Central Pattana PCL(7)	1,102,100	1,477,874
CH. Karnchang PCL(7)	1,970,620	1,453,600
Charoen Pokphand Foods PCL(7)	4,351,000	2,581,452
CP ALL PCL(7)	2,790,200	3,798,433
Delta Electronics (Thailand) PCL(7)	1,345,400	3,074,956
Electricity Generating PCL(7)	413,800	1,802,446
Glow Energy PCL(7)	877,300	2,219,747
Hana Microelectronics PCL(7)	1,730,900	1,595,618
Home Product Center PCL(7)	3,521,555	624,063
Indorama Ventures PCL(7)	2,106,900	1,584,142
IRPC PCL(7)	12,191,400	1,452,078
Italian-Thai Development PCL(1)(7)	9,648,906	2,012,163
Jasmine International PCL(7)	1,976,800	280,437
Kasikornbank PCL(7)	408,800	2,068,468
Khon Kaen Sugar Industry PCL(7)	4,396,800	496,511
Kiatnakin Bank PCL(7)	1,074,300	929,699
Krung Thai Bank PCL(7)	1,231,400	611,538
L.P.N. Development PCL(7)	1,255,000	630,325
Land & Houses PCL(7)	2,593,500	584,927
Minor International PCL(7)	2,813,577	2,334,420
Pruksa Real Estate PCL(7)	1,602,000	1,095,187
PTT Exploration & Production PCL(7)	1,579,798	4,185,352
PTT Global Chemical PCL(7)	1,844,950	3,231,678
PTT PCL(7)	713,560	6,594,861
Quality House PCL(7)	13,198,646	869,059
Ratchaburi Electricity Generating Holding PCL(7)	676,000	1,031,057
Samart Corp. PCL(7)	2,188,100	1,278,022
Siam Cement PCL(7)	357,600	5,378,815
Siam City Cement PCL(7)	97,390	1,011,108
Siam Commercial Bank PCL(7)	535,300	2,307,699
Sino Thai Engineering & Construction PCL(7)	2,449,157	1,605,445
Thai Airways International PCL(1)(7)	2,173,900	770,709
Thai Beverage PCL	9,995,000	5,498,827
Thai Oil PCL(7)	1,094,800	1,497,271
Thai Union Frozen Products PCL(7)	4,345,208	2,332,341
Thanachart Capital PCL(7)	1,128,900	1,001,344
Thoresen Thai Agencies PCL(7)	2,584,565	924,055
TMB Bank PCL(7)	16,643,600	1,105,153
Total Access Communication PCL(7)	1,130,500	2,253,973
TPI Polene PCL(7)	18,986,000	1,249,752
True Corp. PCL(1)(7)	14,572,601	4,465,028

23	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Thailand (continued)
TTCL PCL	224,200	$189,377
TTW PCL(7)	3,598,200	1,173,764

		$116,304,382

Turkey — 3.1%
Akbank TAS	1,842,533	$4,918,996
Akcansa Cimento AS	126,800	717,727
Akenerji Elektrik Uretim AS(1)	598,472	209,069
Aksa Akrilik Kimya Sanayii AS	322,613	1,287,761
Aksa Enerji Uretim AS(1)	600,923	640,885
Albaraka Turk Katilim Bankasi AS	522,467	263,646
Anadolu Efes Biracilik ve Malt Sanayii AS	395,839	3,104,645
Arcelik AS	998,054	5,253,475
Aygaz AS	279,132	1,053,427
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS(1)	592,900	438,475
BIM Birlesik Magazalar AS	424,306	7,190,959
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	69,682	207,450
Cimsa Cimento Sanayi ve Ticaret AS	141,400	806,566
Coca-Cola Icecek AS	159,495	2,289,558
Dogan Sirketler Grubu Holding AS(1)	1,732,915	342,937
Dogus Otomotiv Servis ve Ticaret AS	111,778	646,771
Eczacibasi Ilac Sanayi ve Ticaret AS	255,200	247,008
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,976,700	1,850,408
Enka Insaat ve Sanayi AS	1,307,393	2,365,726
Eregli Demir ve Celik Fabrikalari TAS	4,877,751	7,304,757
Ford Otomotiv Sanayi AS	296,400	3,518,638
Goodyear Lastikleri TAS	18,000	383,371
Gubre Fabrikalari TAS	490,400	1,350,319
Haci Omer Sabanci Holding AS	1,437,018	4,908,915
Ihlas Holding AS(1)	4,223,700	366,173
Is Gayrimenkul Yatirim Ortakligi AS	655,591	363,701
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	2,655,090	1,415,316
KOC Holding AS	921,460	4,086,847
Koza Altin Isletmeleri AS	152,600	1,284,002
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	780,100	729,528
Migros Ticaret AS(1)	75,000	557,464
Net Holding AS(1)	325,363	384,869
Pegasus Hava Tasimaciligi AS(1)	86,600	761,034
Petkim Petrokimya Holding AS(1)	1,455,661	2,181,578
Sekerbank TAS(1)	765,199	432,821
TAV Havalimanlari Holding AS	201,088	1,527,683
Tekfen Holding AS	497,173	755,591
Teknosa Ic Ve Dis Ticaret AS	164,600	428,013
Tofas Turk Otomobil Fabrikasi AS	507,400	3,323,308
Trakya Cam Sanayii AS	1,044,657	771,110

Security	Shares	Value

Turkey (continued)
Tupras-Turkiye Petrol Rafinerileri AS(1)	442,250	$11,477,863
Turcas Petrol AS	474,910	277,518
Turk Hava Yollari Anonim Ortakligi AS(1)	774,945	2,520,451
Turk Sise ve Cam Fabrikalari AS	929,159	1,048,728
Turk Telekomunikasyon AS	1,688,424	4,191,551
Turkcell Iletisim Hizmetleri AS	2,633,952	12,054,934
Turkiye Garanti Bankasi AS	2,409,882	7,108,302
Turkiye Halk Bankasi AS	624,600	2,717,782
Turkiye Is Bankasi	1,572,912	3,058,660
Turkiye Sinai Kalkinma Bankasi AS	641,660	403,801
Turkiye Vakiflar Bankasi TAO	1,413,300	2,127,075
Ulker Biskuvi Sanayi AS	353,959	1,967,553
Vestel Elektronik Sanayi ve Ticaret AS(1)	368,100	607,016
Yapi ve Kredi Bankasi AS	953,085	1,306,992
Yazicilar Holding AS	193,900	1,389,453
Zorlu Enerji Elektrik Uretim AS(1)	692,954	422,620

		$123,350,826

Ukraine — 0.3%
Astarta Holding NV(1)	194,791	$1,844,693
Avangardco Investments Public, Ltd. GDR(5)	138,412	145,248
Ferrexpo PLC	2,332,085	2,103,049
Kernel Holding SA	408,822	4,735,996
MHP SA GDR(5)	300,561	2,997,110

		$11,826,096

United Arab Emirates — 1.7%
Abu Dhabi Commercial Bank (PJSC)	2,281,264	$5,129,316
Abu Dhabi National Hotels	718,461	567,296
Agthia Group (PJSC)	1,252,100	2,643,919
Air Arabia (PJSC)	7,103,683	3,096,968
Ajman Bank (PJSC)(1)	744,975	392,762
Al Waha Capital PJSC	2,092,394	1,412,732
Aldar Properties PJSC	4,132,498	3,010,478
Arabtec Holding (PJSC)(1)	6,821,504	4,414,545
Dana Gas (PJSC)(1)	5,241,906	782,796
DP World, Ltd.	507,613	11,542,075
Drake & Scull International (PJSC)(1)	3,823,093	833,457
Dubai Financial Market (PJSC)	1,928,561	1,011,647
Dubai Investments (PJSC)	1,767,836	1,399,168
Dubai Islamic Bank (PJSC)	1,313,689	2,676,503
Emaar Properties (PJSC)	4,449,009	9,538,288
First Gulf Bank (PJSC)	1,580,964	6,663,276
Gulf Pharmaceutical Industries	128,551	89,650
National Bank of Abu Dhabi (PJSC)	2,090,616	6,086,149

24	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United Arab Emirates (continued)
National Bank of Ras Al-Khaimah PSC (The)	62,608	$130,104
National Central Cooling Co. (Tabreed)	828,054	333,539
Ras Al Khaimah Ceramics	334,915	321,375
Ras Al Khaimah Properties (PJSC)	2,150,800	384,036
Union National Bank PJSC	1,992,209	3,821,487

		$66,281,566

Vietnam — 0.7%
Bank for Foreign Trade of Vietnam JSC	1,556,456	$3,559,233
Bao Viet Holdings	307,150	739,701
Development Investment Construction Corp.(1)	276,167	151,803
FPT Corp.	503,196	1,091,000
Gemadept Corp.	312,000	490,619
HAGL JSC(1)	1,155,511	916,438
HCM City Infrastructure Investment JSC	291,080	347,071
Hoa Phat Group JSC	2,137,846	3,181,176
Kim Long Securities Corp.	824,100	328,101
Kinh Bac City Development Share Holding Corp.(1)	328,860	239,624
Kinh Do Corp.	633,520	1,406,135
Masan Group Corp.(1)	272,520	1,123,489
PetroVietnam Construction JSC(1)	919,725	152,038
PetroVietnam Drilling and Well Services JSC	739,369	1,483,352
PetroVietnam Fertilizer & Chemical JSC	880,500	1,271,626
PetroVietnam Gas JSC	166,550	449,652
PetroVietnam Technical Services JSC	1,236,400	1,460,441
Pha Lai Thermal Power JSC	483,390	485,428
Phu Nhuan Jewelry JSC	235,560	395,760
Refrigeration Electrical Engineering Corp.	896,580	1,199,693
Saigon Securities, Inc.	180,000	224,369
Tan Tao Investment & Industry JSC(1)	1,554,838	448,848
Vietnam Construction and Import-Export JSC	621,655	353,525
Vietnam Dairy Products JSC	563,742	3,101,258
Vietnam Joint Stock Commercial Bank for Industry and Trade	1,810,143	1,868,064
Vingroup JSC	1,565,455	3,097,372

		$29,565,816

Total Common Stocks (identified cost $4,285,377,269)		$3,943,340,060

Equity-Linked Securities(6)(8) — 0.9%

Security	Maturity Date	Shares	Value

Saudi Arabia — 0.9%
Abdullah Al Othaim Markets	7/31/17	36,000	$1,046,372
Al Abdullatif Industrial Investment Co.	4/30/18	64,200	689,919
Al Rajhi Bank	1/22/18	149,493	2,591,147
Al Tayyar	3/5/18	70,167	1,899,133
Alinma Bank	1/22/18	250,600	1,503,550
Almarai Co.	7/31/17	59,399	1,488,895
Arab National Bank	5/12/17	70,000	621,586
Bank Albilad	3/5/18	103,957	948,067
Banque Saudi Fransi	1/22/18	100,840	892,747
Dar Al Arkan Real Estate Development	7/20/18	185,500	430,341
Etihad Etisalat Co.(3)	11/20/17	134,038	966,414
Fawaz Abdulaziz Alhokair Co.	3/20/17	60,000	1,515,960
Jarir Marketing Co.	1/22/18	25,425	1,452,576
Mobile Telecommunications Co.	4/30/18	123,207	415,602
National Industrialization Co.	10/31/16	156,903	765,671
Rabigh Refining and Petrochemicals Co.	7/24/17	92,400	591,342
Riyad Bank	11/20/17	161,200	689,920
Sahara Petrochemical Co.	9/21/15	122,800	443,701
Samba Financial Group	6/29/17	182,240	1,287,799
Saudi Airlines Catering Co.	5/28/18	5,500	233,927
Saudi Arabian Amiantit Co.	4/30/18	106,500	377,713
Saudi Arabian Fertilizer Co.	7/31/17	35,791	1,111,876
Saudi Arabian Mining Co.	4/30/18	54,900	594,369
Saudi Basic Industries Corp.	1/22/18	107,696	2,764,126
Saudi British Bank	1/22/18	93,450	829,817
Saudi Cable Co.	7/20/18	97,900	231,034
Saudi Cement Co.	7/20/18	25,900	607,769
Saudi Chemical Co.	4/23/18	25,900	480,000
Saudi Electricity Co.	1/22/18	268,400	1,299,029
Saudi Industrial Investment Group	10/9/17	95,000	673,845
Saudi International Petrochemicals Co.	1/22/18	40,200	307,655
Saudi Kayan Petrochemical Co.	1/22/18	247,500	719,383
Saudi Telecom Co.	4/23/18	98,200	1,780,641
Savola Group	2/6/17	115,300	2,090,712
Yanbu National Petrochemical Co.	7/31/17	51,400	705,876

Total Equity-Linked Securities (identified cost $35,473,516)			$35,048,514

25	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2015

Portfolio of Investments (Unaudited) — continued

Investment Funds — 0.1%

Security	Shares	Value

Vietnam Enterprise Investments, Ltd.(1)	739,727	$2,219,181

Total Investment Funds (identified cost $2,471,779)		$2,219,181

Warrants(1) — 0.0%(2)

Security	Shares	Value
Italian-Thai Development PCL, Exp. 5/13/19, Strike THB 14.00	1,929,781	$90,343
Jasmine International PCL, Exp. 7/5/20, Strike THB 4.30	969,020	39,041
Samart Corp. PCL, Exp. 2/19/18, Strike THB 45.00	437,620	24,461
Thoresen Thai Agencies PCL, Exp. 2/28/19, Strike THB 18.50	246,149	16,482

Total Warrants (identified cost $0)		$170,327

Short-Term Investments — 0.0%(2)

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 8/3/15	$68	$67,602

Total Short-Term Investments (identified cost $67,602)		$67,602

Total Investments — 100.2% (identified cost $4,323,390,166)		$3,980,845,684

Other Assets, Less Liabilities — (0.2)%		$(6,220,549)

Net Assets — 100.0%		$3,974,625,135

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
BDR	–	Brazilian Depositary Receipt
GDR	–	Global Depositary Receipt
PCL	–	Public Company Ltd.
PDR	–	Philippine Deposit Receipt
PFC Shares	–	Preference Shares
THB	–	Thai Baht

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).
(4)

Trading of securities on the Athens Stock Exchange was suspended on June 29, 2015. As of July 31, 2015, the Fund’s holdings in Greek equity securities were fair valued by management based on other available observable inputs.

(5)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2015, the aggregate value of these securities is $77,968,335 or 2.0% of the Fund’s net assets.

(6)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2015, the aggregate value of these securities is $36,582,703 or 0.9% of the Fund’s net assets.

(7)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(8)

Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	10.3%	$407,887,523
Hong Kong Dollar	7.8	310,816,362
South African Rand	6.2	246,272,135
Indian Rupee	6.1	242,510,297
South Korean Won	6.0	238,878,867
New Taiwan Dollar	5.9	234,607,109
Brazilian Real	5.6	222,513,608
Mexican Peso	5.2	207,544,372
Polish Zloty	3.3	131,657,183
New Turkish Lira	3.1	123,350,826
Philippine Peso	3.0	120,647,871
Malaysian Ringgit	3.0	118,213,553
Chilean Peso	3.0	117,911,903
Indonesian Rupiah	2.8	111,887,483
Thai Baht	2.8	110,975,882
Euro	2.2	86,686,483
Kuwaiti Dinar	2.1	82,189,610
Russian Ruble	1.8	72,010,292
United Arab Emirates Dirham	1.7	68,159,560
Egyptian Pound	1.6	62,544,313
Qatari Riyal	1.6	62,194,646
Hungarian Forint	1.6	61,683,203
Czech Koruna	1.3	52,169,895
Colombian Peso	1.2	48,961,821
Other currency, less than 1% each	11.0	438,570,887

Total Investments	100.2%	$3,980,845,684

26	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2015

Portfolio of Investments (Unaudited) — continued

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	23.4%	$929,596,903
Telecommunication Services	10.9	431,764,730
Industrials	10.6	420,200,564
Consumer Staples	10.3	408,530,706
Materials	9.7	387,675,168
Energy	9.6	382,807,050
Consumer Discretionary	9.0	356,165,253
Information Technology	6.9	273,085,680
Utilities	5.8	232,033,252
Health Care	3.9	156,699,595
Investment Funds	0.1	2,219,181
Short-Term Investments	0.0 (1)	67,602

Total Investments	100.2%	$3,980,845,684

(1)	Amount is less than 0.05%.

27	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2015
Investments, at value (identified cost, $4,323,390,166)	$3,980,845,684
Cash	78,758
Foreign currency, at value (identified cost, $19,720,697)	19,675,626
Dividends and interest receivable	13,012,049
Receivable for investments sold	4,545,907
Receivable for Fund shares sold	5,986,270
Tax reclaims receivable	1,323,042
Total assets	$4,025,467,336

Liabilities
Demand note payable	$35,500,000
Payable for Fund shares redeemed	9,284,421
Payable to affiliates:
Investment adviser fee	2,747,346
Administration fee	530,360
Distribution and service fees	152,531
Accrued foreign capital gains taxes	1,738,225
Accrued expenses	889,318
Total liabilities	$50,842,201
Net Assets	$3,974,625,135

Sources of Net Assets
Paid-in capital	$4,287,371,750
Accumulated distributions in excess of net realized gain	(6,719,252)
Accumulated undistributed net investment income	38,801,110
Net unrealized depreciation	(344,828,473)
Total	$3,974,625,135

Investor Class Shares
Net Assets	$636,776,680
Shares Outstanding	48,523,442
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.12

Class C Shares
Net Assets	$13,748,439
Shares Outstanding	1,057,913
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$13.00

Institutional Class Shares
Net Assets	$2,701,067,499
Shares Outstanding	205,109,727
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.17

Class R6 Shares
Net Assets	$623,032,517
Shares Outstanding	47,293,277
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.17

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

28	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended July 31, 2015
Dividends (net of foreign taxes, $9,666,075)	$82,509,626
Interest	903
Total investment income	$82,510,529

Expenses
Investment adviser fee	$17,342,130
Administration fee	3,356,851
Distribution and service fees
Investor Class	837,608
Class C	76,176
Trustees’ fees and expenses	34,000
Custodian fee	2,300,051
Transfer and dividend disbursing agent fees	982,008
Legal and accounting services	78,345
Printing and postage	110,400
Registration fees	173,982
Miscellaneous	135,657
Total expenses	$25,427,208
Deduct —
Reduction of custodian fee	$44
Total expense reductions	$44

Net expenses	$25,427,164

Net investment income	$57,083,365

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $1,009,797)	$802,833
Foreign currency transactions	(1,846,778)
Net realized loss	$(1,043,945)
Change in unrealized appreciation (depreciation) —
Investments (including net increase of $295,921 in accrued foreign capital gains taxes)	$(210,027,492)
Foreign currency	(153,875)
Net change in unrealized appreciation (depreciation)	$(210,181,367)

Net realized and unrealized loss	$(211,225,312)

Net decrease in net assets from operations	$(154,141,947)

29	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended July 31, 2015 (Unaudited)	Year Ended January 31, 2015
From operations —
Net investment income	$57,083,365	$70,454,043
Net realized gain (loss) from investment and foreign currency transactions	(1,043,945)	124,615,509
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(210,181,367)	(223,186,051)
Net decrease in net assets from operations	$(154,141,947)	$(28,116,499)
Distributions to shareholders —
From net investment income
Investor Class	$(774,640)	$(7,624,891)
Class C	(3,739)	(62,696)
Institutional Class	(4,129,899)	(53,005,889)
Class R6	(895,569)	(8,251,614)
From net realized gain
Investor Class	(8,843,802)	(3,278,070)
Class C	(190,277)	(91,108)
Institutional Class	(39,758,650)	(18,387,380)
Class R6	(8,307,331)	(2,812,144)
Total distributions to shareholders	$(62,903,907)	$(93,513,792)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Investor Class	$203,981,050	$197,861,864
Class C	209,070	897,819
Institutional Class	368,379,227	1,330,896,984
Class R6	76,186,375	666,535,564
Net asset value of shares issued to shareholders in payment of distributions declared
Investor Class	9,380,760	9,748,494
Class C	162,399	129,392
Institutional Class	35,113,761	55,872,880
Class R6	8,856,322	10,865,403
Cost of shares redeemed
Investor Class	(142,202,307)	(362,395,741)
Class C	(1,837,288)	(4,832,577)
Institutional Class	(782,767,381)	(1,504,658,092)
Class R6	(20,116,206)	(11,403,828)
Net increase (decrease) in net assets from Fund share transactions	$(244,654,218)	$389,518,162

Net increase (decrease) in net assets	$(461,700,072)	$267,887,871

Net Assets
At beginning of period	$4,436,325,207	$4,168,437,336
At end of period	$3,974,625,135	$4,436,325,207

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$38,801,110	$(12,478,408)

30	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2015

Financial Highlights

	Investor Class
	Six Months Ended July 31, 2015 (Unaudited)		Year Ended January 31,			Period Ended January 31, 2012(1)		Year Ended October 31,
			2015	2014	2013			2011	2010
Net asset value — Beginning of period	$13.850		$14.070	$15.260	$13.940	$13.750		$15.540	$12.440

Income (Loss) From Operations
Net investment income (loss)(2)	$0.166		$0.204	$0.201	$0.173	$(0.014)		$0.201	$0.105
Net realized and unrealized gain (loss)	(0.702)		(0.166)	(1.204)	1.339	0.328		(1.826)	3.082

Total income (loss) from operations	$(0.536)		$0.038	$(1.003)	$1.512	$0.314		$(1.625)	$3.187

Less Distributions
From net investment income	$(0.016)		$(0.180)	$(0.187)	$(0.181)	$(0.124)		$(0.165)	$(0.089)
From net realized gain	(0.178)		(0.078)	—	—	—		—	—
Tax return of capital	—		—	—	(0.011)	—		—	—

Total distributions	$(0.194)		$(0.258)	$(0.187)	$(0.192)	$(0.124)		$(0.165)	$(0.089)

Redemption fees(2)(3)	$—		$—	$—	$—	$—		$0.000 (4)	$0.002

Net asset value — End of period	$13.120		$13.850	$14.070	$15.260	$13.940		$13.750	$15.540

Total Return(5)	(4.01	)%(6)	0.25%	(6.62)%	10.89%	2.38	%(6)	(10.59)%	25.77%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$636,777		$599,094	$755,768	$738,776	$493,567		$481,194	$267,040
Ratios (as a percentage of average daily net assets):
Expenses(7)	1.35	%(8)	1.36%	1.38%	1.42%	1.45	%(8)	1.45%	1.51%
Net investment income (loss)	2.38	%(8)	1.34%	1.36%	1.22%	(0.43	)%(8)	1.33%	0.77%
Portfolio Turnover	5	%(6)	9%	7%	3%	0	%(6)(9)	3%	8%

(1)	For the three months ended January 31, 2012. The Fund changed its fiscal year-end from October 31 to January 31.

(2)	Computed using average shares outstanding.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)

Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if applicable, which were eliminated effective March 1, 2013.

(6)	Not annualized.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	Amount is less than 0.5%.

31	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2015

Financial Highlights — continued

	Class C
	Six Months Ended July 31, 2015 (Unaudited)		Year Ended January 31,			Period Ended January 31, 2012(1)		Year Ended October 31,
			2015	2014	2013			2011	2010
Net asset value — Beginning of period	$13.760		$13.960	$15.130	$13.820	$13.530		$15.310	$12.280

Income (Loss) From Operations
Net investment income (loss)(2)	$0.109		$0.094	$0.091	$0.095	$(0.038)		$0.074	$0.020
Net realized and unrealized gain (loss)	(0.687)		(0.163)	(1.188)	1.294	0.333		(1.792)	3.032

Total income (loss) from operations	$(0.578)		$(0.069)	$(1.097)	$1.389	$0.295		$(1.718)	$3.052

Less Distributions
From net investment income	$(0.004)		$(0.053)	$(0.073)	$(0.075)	$(0.005)		$(0.062)	$(0.024)
From net realized gain	(0.178)		(0.078)	—	—	—		—	—
Tax return of capital	—		—	—	(0.004)	—		—	—

Total distributions	$(0.182)		$(0.131)	$(0.073)	$(0.079)	$(0.005)		$(0.062)	$(0.024)

Redemption fees(2)(3)	$—		$—	$—	$—	$—		$0.000 (4)	$0.002

Net asset value — End of period	$13.000		$13.760	$13.960	$15.130	$13.820		$13.530	$15.310

Total Return(5)	(4.33	)%(6)	(0.51)%	(7.27)%	10.07%	2.18	%(6)	(11.27)%	24.91%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13,748		$15,996	$19,779	$23,348	$22,646		$22,866	$22,800
Ratios (as a percentage of average daily net assets):
Expenses(7)	2.10	%(8)	2.11%	2.13%	2.16%	2.19	%(8)	2.19%	2.26%
Net investment income (loss)	1.56	%(8)	0.63%	0.63%	0.68%	(1.18	)%(8)	0.49%	0.15%
Portfolio Turnover	5	%(6)	9%	7%	3%	0	%(6)(9)	3%	8%

(1)	For the three months ended January 31, 2012. The Fund changed its fiscal year-end from October 31 to January 31.

(2)	Computed using average shares outstanding.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	Amount is less than 0.5%.

32	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2015

Financial Highlights — continued

	Institutional Class
	Six Months Ended July 31, 2015 (Unaudited)		Year Ended January 31,			Period Ended January 31, 2012(1)		Year Ended October 31,
			2015	2014	2013			2011	2010
Net asset value — Beginning of period	$13.890		$14.110	$15.310	$13.970	$13.810		$15.580	$12.460

Income (Loss) From Operations
Net investment income (loss)(2)	$0.181		$0.243	$0.224	$0.222	$(0.006)		$0.233	$0.163
Net realized and unrealized gain (loss)	(0.704)		(0.162)	(1.197)	1.339	0.322		(1.821)	3.071

Total income (loss) from operations	$(0.523)		$0.081	$(0.973)	$1.561	$0.316		$(1.588)	$3.234

Less Distributions
From net investment income	$(0.019)		$(0.223)	$(0.227)	$(0.209)	$(0.156)		$(0.182)	$(0.116)
From net realized gain	(0.178)		(0.078)	—	—	—		—	—
Tax return of capital	—		—	—	(0.012)	—		—	—

Total distributions	$(0.197)		$(0.301)	$(0.227)	$(0.221)	$(0.156)		$(0.182)	$(0.116)

Redemption fees(2)(3)	$—		$—	$—	$—	$—		$0.000 (4)	$0.002

Net asset value — End of period	$13.170		$13.890	$14.110	$15.310	$13.970		$13.810	$15.580

Total Return(5)	(3.91	)%(6)	0.55%	(6.42)%	11.22%	2.41	%(6)	(10.39)%	26.22%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,701,067		$3,227,614	$3,392,890	$2,739,147	$1,988,618		$1,845,906	$1,623,796
Ratios (as a percentage of average daily net assets):
Expenses(7)	1.10	%(8)	1.11%	1.13%	1.16%	1.20	%(8)	1.20%	1.26%
Net investment income (loss)	2.57	%(8)	1.59%	1.52%	1.56%	(0.18	)%(8)	1.53%	1.19%
Portfolio Turnover	5	%(6)	9%	7%	3%	0	%(6)(9)	3%	8%

(1)	For the three months ended January 31, 2012. The Fund changed its fiscal year-end from October 31 to January 31.

(2)	Computed using average shares outstanding.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(6)	Not annualized.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	Amount is less than 0.5%.

33	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2015

Financial Highlights — continued

	Class R6
	Six Months Ended July 31, 2015 (Unaudited)		Period Ended January 31, 2015(1)
Net asset value — Beginning of period	$13.890		$16.010

Income (Loss) From Operations
Net investment income(2)	$0.187		$0.027
Net realized and unrealized loss	(0.710)		(1.842)

Total loss from operations	$(0.523)		$(1.815)

Less Distributions
From net investment income	$(0.019)		$(0.227)
From net realized gain	(0.178)		(0.078)

Total distributions	$(0.197)		$(0.305)

Net asset value — End of period	$13.170		$13.890

Total Return(3)	(3.90	)%(4)	(11.36	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$623,033		$593,622
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.06	%(6)	1.07	%(6)
Net investment income	2.66	%(6)	0.31	%(6)
Portfolio Turnover	5	%(4)	9	%(7)

(1)	For the period from the commencement of operations, July 1, 2014, to January 31, 2015.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	For the Fund’s year ended January 31, 2015.

34	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers four classes of shares. Investor Class, Institutional Class and Class R6 shares are sold at net asset value and are not subject to a sales charge. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective March 1, 2013, Class C shares of the Fund are no longer available for purchase, except by existing shareholders (including shares acquired through the reinvestment of dividends and distributions) or qualified retirement plans. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities.  Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Equity-linked securities are generally valued based on the value of the underlying equity security or instrument.

Debt Obligations.  Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Foreign Securities and Currencies.  Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Fair Valuation.  Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

35

Parametric Emerging Markets Fund

July 31, 2015

Notes to Financial Statements (Unaudited) — continued

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of July 31, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Equity-Linked Securities — Equity-linked securities are primarily used as an alternative means to more efficiently and effectively access the securities markets of emerging market countries and may also be known as participation notes, equity swaps, and zero strike calls and warrants. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or a single stock. The Fund deposits an amount of cash with its custodian (or broker, if legally permitted) in an amount near or equal to the selling price of the underlying security in exchange for an equity-linked security. Upon sale, the Fund receives cash from the broker or custodian equal to the current value of the underlying security, less transactional costs. Aside from market risk of the underlying security, there is the risk that the issuer of an equity-linked security may default on its obligation under the security. In addition, the Fund may be unable to close out such a transaction with the other party or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. Income received on equity-linked securities is recorded as dividend income.

I  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

J  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

K  Interim Financial Statements — The interim financial statements relating to July 31, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

36

Parametric Emerging Markets Fund

July 31, 2015

Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,347,329,953

Gross unrealized appreciation	$659,613,234
Gross unrealized depreciation	(1,026,097,503)

Net unrealized depreciation	$(366,484,269)

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Fund and EVM effective May 1, 2015, the fee is computed at an annual rate of 0.85% of the Fund’s average daily net assets up to $500 million, 0.80% on net assets of $500 million but less than $1 billion, 0.775% on net assets of $1 billion but less than $2.5 billion, 0.75% on net assets of $2.5 billion but less than $5 billion, 0.73% on net assets of $5 billion but less than $7.5 billion and 0.71% on net assets of $7.5 billion and over, and is payable monthly. Prior to May 1, 2015, the annual rate on the Fund’s average daily net assets of $5 billion and over was 0.73%. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by the vote of a majority of shareholders. For the six months ended July 31, 2015, the investment adviser fee amounted to $17,342,130 or 0.77% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its advisory fee for sub-advisory services provided to the Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended July 31, 2015, the administration fee amounted to $3,356,851.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended July 31, 2015, EVM earned $20,519 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Investor Class and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2015 amounted to $837,608 for Investor Class shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended July 31, 2015, the Fund paid or accrued to EVD $57,132 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2015 amounted to $19,044 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended July 31, 2015, the Fund was informed that EVD received approximately $200 of CDSCs paid by Class C shareholders.

37

Parametric Emerging Markets Fund

July 31, 2015

Notes to Financial Statements (Unaudited) — continued

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $226,430,723 and $438,707,892, respectively, for the six months ended July 31, 2015.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Investor Class	Six Months Ended July 31, 2015 (Unaudited)	Year Ended January 31, 2015

Sales	14,615,755	13,143,124
Issued to shareholders electing to receive payments of distributions in Fund shares	644,726	694,832
Redemptions	(9,980,982)	(24,293,071)

Net increase (decrease)	5,279,499	(10,455,115)

Class C	Six Months Ended July 31, 2015 (Unaudited)	Year Ended January 31, 2015

Sales	14,781	59,440
Issued to shareholders electing to receive payments of distributions in Fund shares	11,255	9,275
Redemptions	(130,532)	(323,121)

Net decrease	(104,496)	(254,406)

Institutional Class	Six Months Ended July 31, 2015 (Unaudited)	Year Ended January 31, 2015

Sales	25,964,289	87,215,213
Issued to shareholders electing to receive payments of distributions in Fund shares	2,406,700	3,973,840
Redemptions	(55,686,665)	(99,157,476)

Net decrease	(27,315,676)	(7,968,423)

Class R6	Six Months Ended July 31, 2015 (Unaudited)	Period Ended January 31, 2015(1)

Sales	5,380,315	42,716,351
Issued to shareholders electing to receive payments of distributions in Fund shares	606,597	772,239
Redemptions	(1,423,868)	(758,357)

Net increase	4,563,044	42,730,233

(1)	Class R6 commenced operations on July 1, 2014.

38

Parametric Emerging Markets Fund

July 31, 2015

Notes to Financial Statements (Unaudited) — continued

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. At July 31, 2015, the Fund had a balance outstanding pursuant to this line of credit of $35,500,000 at an interest rate of 1.14%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at July 31, 2015. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 10) at July 31, 2015. The Fund’s average borrowings or allocated fees during the six months ended July 31, 2015 were not significant.

On September 4, 2015, the Fund renewed its line of credit agreement, which expires September 2, 2016. Under the terms of the renewed credit agreement, the commitment amount was reduced to $625 million and the commitment fee on the unused portion of the line of credit was changed to an annual rate of 0.10%.

9  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

On June 29, 2015, trading of securities on the Athens Stock Exchange was suspended due to the imposition of capital controls by the Greek government. The suspension on trading was lifted in early August after a five-week period.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

39

Parametric Emerging Markets Fund

July 31, 2015

Notes to Financial Statements (Unaudited) — continued

At July 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks
Asia/Pacific	$35,005,533	$1,648,781,089		$2,751,677	$1,686,538,299
Emerging Europe	30,050,600	728,235,951		—	758,286,551
Latin America	759,417,018	—		0	759,417,018
Middle East/Africa	6,528,963	732,383,264		185,965	739,098,192

Total Common Stocks	$831,002,114	$3,109,400,304	**	$2,937,642	$3,943,340,060

Equity-Linked Securities – Saudi Arabia	$—	$34,082,100		$966,414	$35,048,514
Investment Funds	—	2,219,181		—	2,219,181
Warrants	170,327	—		—	170,327
Short-Term Investments	—	67,602		—	67,602

Total Investments	$831,172,441	$3,145,769,187		$3,904,056	$3,980,845,684

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended July 31, 2015 is not presented. At July 31, 2015, the value of investments transferred between Level 1 and Level 2 during the six months then ended was not significant.

40

Parametric Emerging Markets Fund

July 31, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

41

Parametric Emerging Markets Fund

July 31, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Parametric Emerging Markets Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of the Adviser, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. With respect to the Sub-adviser, the Board considered the abilities and experience of investment personnel in analyzing factors such as special considerations relevant to investing in emerging markets. The Board noted the Adviser’s in-house equity research capabilities. With respect to the Sub-adviser, the Board noted the Sub-adviser’s experience in deploying quantitative-based investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Fund by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Fund, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading,

42

Parametric Emerging Markets Fund

July 31, 2015

Board of Trustees’ Contract Approval — continued

frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2014 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, including new breakpoints effective May 1, 2015, will allow the Fund to continue to benefit from economies of scale in the future.

43

Parametric Emerging Markets Fund

July 31, 2015

Officers and Trustees

Officers of Parametric Emerging Markets Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Parametric Emerging Markets Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

44

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

45

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

7750 7.31.15

Parametric Global Small-Cap Fund Semiannual Report July 31, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report July 31, 2015

Parametric Global Small-Cap Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	29

Officers and Trustees	32

Important Notices	33

Parametric Global Small-Cap Fund

July 31, 2015

Performance1,2

Portfolio Managers Thomas Seto and Paul Bouchey, CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Institutional Class at NAV	12/20/2012	12/20/2012	6.76%	3.24%	—	9.72%
S&P Global SmallCap Index	—	—	6.86%	4.23%	11.66%	12.77%

% Total Annual Operating Expense Ratios[3]						Institutional Class
Gross						3.33%
Net						0.85

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric Global Small-Cap Fund

July 31, 2015

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Ulta Salon, Cosmetics & Fragrance, Inc.	0.5%
Alaska Air Group, Inc.	0.5
Allegiant Travel Co.	0.5
Foot Locker, Inc.	0.4
Endo International PLC	0.4
Inmarsat PLC	0.4
Costar Group, Inc.	0.4
Ingenico Group	0.4
Freenet AG	0.4
Jarden Corp.	0.4
Total	4.3%

Geographic Allocation (% of common stocks)

See Endnotes and Additional Disclosures in this report.

3

Parametric Global Small-Cap Fund

July 31, 2015

Endnotes and Additional Disclosures

[1]

S&P Global SmallCap Index is an unmanaged index of global small-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 5/31/16. Without the reimbursement, if applicable, performance would have been lower.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Important Notice to Shareholders
Effective May 29, 2015, the Fund changed its primary benchmark to the S&P Global SmallCap Index because the Russell Global 2000 Index terminated.

4

Parametric Global Small-Cap Fund

July 31, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2015 – July 31, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/1/15)	Ending Account Value (7/31/15)	Expenses Paid During Period* (2/1/15 – 7/31/15)		Annualized Expense Ratio

Actual
Institutional Class	$1,000.00	$1,067.60	$4.36	**	0.85%

Hypothetical
(5% return per year before expenses)
Institutional Class	$1,000.00	$1,020.60	$4.26	**	0.85%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2015.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

5

Parametric Global Small-Cap Fund

July 31, 2015

Portfolio of Investments (Unaudited)

Common Stocks — 98.5%

Security	Shares	Value

Australia — 3.4%
Adelaide Brighton, Ltd.	970	$3,347
Alumina, Ltd.	3,204	3,465
Ansell, Ltd.	486	8,884
Aristocrat Leisure, Ltd.	984	6,155
AWE, Ltd.(1)	3,708	3,408
Beach Energy, Ltd.	4,500	3,193
Bega Cheese, Ltd.	902	3,132
CSG, Ltd.	4,974	6,108
CSR, Ltd.	1,082	2,953
Downer EDI, Ltd.	935	3,103
Drillsearch Energy, Ltd.(1)	6,991	4,509
DUET Group	5,309	8,531
DuluxGroup, Ltd.	752	3,337
Echo Entertainment Group, Ltd.	1,151	4,214
Energy Resources of Australia, Ltd.(1)	3,794	1,053
Federation Centres	2,213	4,843
GrainCorp, Ltd., Class A	840	5,470
Greencross, Ltd.	371	1,637
Investa Office Fund	2,551	7,372
IOOF Holdings, Ltd.	535	3,605
iProperty Group, Ltd.(1)	2,043	4,404
IRESS, Ltd.	881	6,685
JB Hi-Fi, Ltd.	315	4,439
M2 Group, Ltd.	1,436	11,564
Macquarie Atlas Roads Group	1,021	2,548
Mesoblast, Ltd.(1)	791	2,273
Monadelphous Group, Ltd.	656	4,087
Myer Holdings, Ltd.	1,814	1,664
New Hope Corp., Ltd.	3,189	4,453
NEXTDC, Ltd.(1)	2,526	4,745
Orora, Ltd.	1,851	3,149
Platinum Asset Management, Ltd.	575	3,179
Primary Health Care, Ltd.	1,699	5,704
Qube Holdings, Ltd.	1,740	3,097
REA Group, Ltd.	67	2,118
Recall Holdings, Ltd.	740	3,880
Reece Australia, Ltd.	125	3,016
Regis Resources, Ltd.(1)	5,382	5,090
Select Harvests, Ltd.	642	6,185
Sims Metal Management, Ltd.	311	2,140
Spark Infrastructure Group	6,295	8,889
Tabcorp Holdings, Ltd.	1,469	5,190
Tassal Group, Ltd.	1,158	3,181
Technology One, Ltd.	1,619	4,711

Security	Shares	Value

Australia (continued)
TPG Telecom, Ltd.	819	$5,689
Transpacific Industries Group, Ltd.	4,376	2,264
Treasury Wine Estates, Ltd.	1,877	7,887
Vocus Communications, Ltd.	1,192	5,365
Whitehaven Coal, Ltd.(1)	2,505	2,187

		$218,102

Austria — 0.5%
AMAG Austria Metall AG(2)	72	$2,663
ams AG	88	3,816
CA Immobilien Anlagen AG	146	2,626
Conwert Immobilien Invest SE(1)	261	3,169
DO & Co. AG	59	6,120
Flughafen Wien AG	30	2,589
Kapsch TrafficCom AG(1)	97	2,543
RHI AG	125	3,101
Wienerberger AG	186	3,072

		$29,699

Belgium — 0.9%
Agfa-Gevaert NV(1)	823	$2,479
Barco NV	38	2,515
Befimmo SCA Sicafi	28	1,774
Bekaert SA	76	2,222
Cofinimmo	20	2,148
Compagnie d’Entreprises CFE	56	7,473
D’Ieteren SA NV	85	3,110
Elia System Operator SA NV	124	5,200
Euronav SA	475	7,256
EVS Broadcast Equipment SA	60	1,693
Fagron	45	2,113
Gimv NV	47	2,322
Kinepolis	71	2,867
Mobistar SA(1)	268	5,809
Tessenderlo Chemie NV(1)	113	4,430
ThromboGenics NV(1)	220	1,217

		$54,628

Brazil — 1.5%
Aliansce Shopping Centers SA	500	$2,025
BR Properties SA	1,400	4,641
Bradespar SA, PFC Shares	650	1,868
Brasil Pharma SA(1)	8,000	1,589
CETIP SA - Mercados Organizados	250	2,589
Duratex SA	1,550	3,151

6	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

July 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Brazil (continued)
EDP-Energias do Brasil SA	600	$2,287
Equatorial Energia SA	900	9,200
Estacio Participacoes SA	500	2,074
Linx SA	125	1,843
Localiza Rent a Car SA	200	1,641
LPS Brasil Consultoria de Imoveis SA	500	701
Mahle-Metal Leve	500	3,016
Marcopolo SA, PFC Shares	1,800	1,209
Metalurgica Gerdau SA, PFC Shares	2,300	2,351
Minerva SA(1)	600	1,980
Odontoprev SA	1,100	3,572
PDG Realty SA Empreendimentos e Participacoes(1)	26,900	1,886
Profarma Distribuidora de Produtos Farmaceuticos SA(1)	625	1,816
QGEP Participacoes SA	700	1,300
Qualicorp SA	1,275	7,578
Raia Drogasil SA	1,000	12,708
Rumo Logistica Operadora Multimodal SA(1)	5,701	1,515
Santos Brasil Participacoes SA	855	3,181
Sao Martinho SA	200	1,974
Somos Educacao SA	600	2,234
Sonae Sierra Brasil SA	400	2,021
Totvs SA	775	7,936
Valid Solucoes SA	200	2,903

		$92,789

Canada — 3.3%
Aimia, Inc.	172	$1,860
Air Canada(1)	380	3,420
Alamos Gold, Inc.(1)	341	1,108
Allied Properties REIT	181	5,040
Amaya, Inc.(1)	105	2,574
AuRico Metals, Inc.(1)	149	59
Birchcliff Energy, Ltd.(1)	378	1,711
Bonterra Energy Corp.	78	1,437
Canadian Apartment Properties REIT	200	4,287
Canadian REIT	100	3,251
Canadian Western Bank	92	1,731
Canfor Corp.(1)	371	6,749
Capital Power Corp.	566	9,473
CCL Industries, Inc.	76	10,633
Celestica, Inc.(1)	500	6,698
Chartwell Retirement Residences	500	4,572
China Gold International Resources Corp., Ltd.(1)	1,591	2,178
Cineplex, Inc.	59	2,149
Computer Modelling Group, Ltd.	220	2,202

Security	Shares	Value

Canada (continued)
Concordia Healthcare Corp.	98	$7,801
Constellation Software, Inc.	24	10,671
Cott Corp.	500	5,631
Descartes Systems Group, Inc. (The)(1)	247	4,166
DH Corp.	198	6,525
Dollarama, Inc.	214	12,738
E-L Financial Corp, Ltd.	4	2,202
Enbridge Income Fund Holdings, Inc.	111	2,926
Enerflex, Ltd.	317	2,955
First Majestic Silver Corp.(1)	665	2,039
Freehold Royalties, Ltd.	114	1,130
Gibson Energy, Inc.	96	1,415
Gran Tierra Energy, Inc.(1)	526	1,162
High Liner Foods, Inc.	109	1,988
Home Capital Group, Inc.	190	4,624
Imperial Metals Corp.(1)	302	1,847
Just Energy Group, Inc.	622	3,348
MacDonald Dettwiler & Associates, Ltd.	57	3,379
Manitoba Telecom Services, Inc.	89	1,974
Maple Leaf Foods, Inc.	533	9,247
Medical Facilities Corp.	499	5,429
Mullen Group, Ltd.	179	2,613
North West Co., Inc. (The)	352	7,404
Northland Power, Inc.	529	6,468
Parkland Fuel Corp.	150	2,732
Pason Systems, Inc.	201	3,045
Quebecor, Inc., Class B	123	2,909
Ritchie Bros Auctioneers, Inc.	132	3,571
RONA, Inc.	382	4,478
Russel Metals, Inc.	78	1,157
Sienna Senior Living, Inc.	400	4,738
Toromont Industries, Ltd.	104	2,908
WestJet Airlines, Ltd.	153	2,699
Westshore Terminals Investment Corp.	91	2,010

		$211,061

Chile — 0.4%
A.F.P. Habitat SA	3,057	$3,986
Almendral SA	45,176	3,344
Banmedica SA	2,310	4,351
Besalco SA(1)	3,333	1,275
Inversiones Aguas Metropolitanas SA	2,520	3,663
Ripley Corp. SA	8,187	2,816
Vina Concha y Toro SA	2,004	3,136

		$22,571

7	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

July 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China — 3.0%
ANTA Sports Products, Ltd.	2,000	$5,142
Anton Oilfield Services (Group), Ltd.(1)	8,000	1,370
Beijing Enterprises Water Group, Ltd.	8,000	5,972
Beijing Jingneng Clean Energy Co., Ltd., Class H	8,000	2,690
C.P. Pokphand Co., Ltd.	30,000	4,130
Carnival Group International Holdings, Ltd.(1)	30,000	4,489
China Datang Corp. Renewable Power Co., Ltd., Class H(1)	18,000	2,344
China Foods, Ltd.(1)	8,000	3,690
China High Speed Transmission Equipment Group Co., Ltd.(1)	4,000	3,258
China Medical System Holdings, Ltd.	5,000	6,639
China Modern Dairy Holdings, Ltd.	9,000	2,905
China Oil & Gas Group, Ltd.	22,000	2,015
China Pharmaceutical Group, Ltd.	4,000	3,672
China Power International Development, Ltd.	11,000	7,787
China Shineway Pharmaceutical Group, Ltd.	2,000	2,551
China Singyes Solar Technologies Holdings, Ltd.	2,000	2,004
China South City Holdings, Ltd.	8,000	2,360
China Suntien Green Energy Corp., Ltd., Class H	9,000	1,589
China Tian Lun Gas Holdings, Ltd.(1)	3,000	2,719
China Travel International Investment Hong Kong, Ltd.	20,000	7,693
China Zhongwang Holdings, Ltd.	7,600	3,245
CIMC Enric Holdings, Ltd.	4,000	2,797
CITIC Telecom International Holdings, Ltd.	12,000	5,477
Dah Chong Hong Holdings, Ltd.	5,000	2,214
E-House China Holdings, Ltd. ADR	300	1,890
Franshion Properties China, Ltd.	10,000	3,222
Guangzhou Automobile Group Co., Ltd., Class H	2,000	1,603
Haitian International Holdings, Ltd.	2,000	4,150
Hanergy Thin Film Power Group, Ltd.(1)(3)	26,000	0
Huabao International Holdings, Ltd.	5,000	2,422
Kingsoft Corp, Ltd.	3,000	8,013
Leju Holdings, Ltd. ADR	15	102
MMG, Ltd.(1)	8,000	2,174
Newocean Energy Holdings, Ltd.	14,000	6,236
Shenguan Holdings Group, Ltd.	10,000	2,008
Shenzhen International Holdings, Ltd.	2,500	4,132
Shenzhen Investment, Ltd.	8,000	3,093
Shougang Fushan Resources Group, Ltd.	14,000	2,108
Sino Biopharmaceutical, Ltd.	4,000	4,637
Sinopec Engineering Group Co., Ltd., Class H	2,500	2,043
Sinopec Kantons Holdings, Ltd.	10,000	6,365
SouFun Holdings, Ltd. ADR	520	3,468
Sunac China Holdings, Ltd.	5,000	4,464
TAL Education Group ADR(1)	100	3,381
Uni-President China Holdings, Ltd.	5,000	4,600
Vinda International Holdings, Ltd.	3,000	7,423

Security	Shares	Value

China (continued)
Vipshop Holdings, Ltd. ADR(1)	370	$7,211
WuXi PharmaTech (Cayman), Inc. ADR(1)	227	9,420
Yingde Gases Group Co.	6,500	3,876
Youku Tudou, Inc. ADR(1)	114	2,212
Yuexiu Property Co., Ltd.	14,000	2,761
YY, Inc. ADR(1)	28	1,655

		$193,421

Denmark — 0.8%
ALK-Abello A/S	19	$2,320
Auriga Industries A/S, Class B	93	31
Bang & Olufsen A/S(1)	487	4,529
D/S Norden A/S(1)	91	2,383
GN Store Nord A/S	153	3,112
NKT Holding A/S	39	2,187
Royal Unibrew A/S	180	5,891
SimCorp A/S	218	9,307
Spar Nord Bank A/S	285	3,350
Sydbank A/S	108	4,089
Topdanmark A/S(1)	96	2,653
United International Enterprises, Ltd.	19	3,197
Vestas Wind Systems A/S	86	4,698
Zealand Pharma A/S(1)	205	4,448

		$52,195

Finland — 0.8%
Amer Sports Oyj	200	$5,833
Citycon Oyj	974	2,585
F-Secure Oyj	1,008	3,109
Huhtamaki Oyj	222	7,879
Oriola-KD Oyj, Series B(1)	1,275	6,207
Raisio Oyj	1,138	5,177
Ramirent Oyj	365	2,876
Stockmann Oyj Abp, Class B(1)	370	2,718
Technopolis Oyj	672	2,759
Tieto Oyj	211	5,403
Tikkurila Oyj	160	3,086
Uponor Oyj	193	3,060
Valmet Oyj	305	3,610

		$54,302

France — 3.6%
Alten SA	168	$8,466
Arkema SA	160	12,468
bioMerieux	62	7,204

8	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

July 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

France (continued)
Bollore SA	2,953	$16,357
CGG SA(1)	879	4,391
Edenred	176	4,387
Etablissements Maurel et Prom(1)	504	3,227
Eutelsat Communications SA	98	2,987
Fonciere des Regions	52	4,490
Gecina SA	35	4,481
Groupe Eurotunnel SE	407	5,847
ICADE	48	3,559
Imerys SA	91	6,856
Ingenico Group	191	25,018
Ipsen SA	130	8,377
IPSOS	159	3,989
Lagardere SCA	116	3,469
MPI	747	2,152
Orpea	44	3,321
Remy Cointreau SA	165	11,727
Rubis SCA	174	12,506
Sartorius Stedim Biotech	28	8,735
SCOR SE	198	7,587
Societe d’Edition de Canal	781	6,846
UBISOFT Entertainment(1)	575	11,171
Veolia Environnement SA	733	16,372
Vicat	71	5,280
Vilmorin & Cie SA	51	4,242
Virbac SA	49	11,620
Zodiac Aerospace	164	4,888

		$232,020

Germany — 3.6%
Aixtron SE(1)	195	$1,157
Aurubis AG	78	4,666
Axel Springer SE	52	2,914
BayWa AG	46	1,712
Bechtle AG	33	2,801
Bilfinger SE	33	1,363
Biotest AG, PFC Shares	81	2,280
Brenntag AG	78	4,337
Carl Zeiss Meditec AG	175	4,930
Celesio AG	125	3,644
CTS Eventim AG & Co. KGaA	129	4,862
Deutsche Annington Immobilien SE	83	2,590
Deutsche EuroShop AG	219	9,788
Deutsche Lufthansa AG(1)	142	1,929
Dialog Semiconductor PLC(1)	167	8,329

Security	Shares	Value

Germany (continued)
Draegerwerk AG & Co. KGaA, PFC Shares	33	$3,306
Fielmann AG	46	3,040
Fraport AG	37	2,429
Freenet AG	724	24,846
Fuchs Petrolub SE	87	3,482
Fuchs Petrolub SE, PFC Shares	125	5,432
Gerresheimer AG	82	6,034
Gerry Weber International AG	112	2,758
Hannover Rueck SE	76	8,069
Hawesko Holding AG	53	2,409
Hugo Boss AG	29	3,497
K&S AG	253	10,381
Kabel Deutschland Holding AG(1)	26	3,528
Krones AG	32	3,689
KUKA AG	48	4,107
LEG Immobilien AG	74	5,385
MTU Aero Engines AG	32	2,947
Pfeiffer Vacuum Technology AG	51	4,674
ProSiebenSat. 1 Media SE	136	6,953
QSC AG	875	1,752
Rheinmetall AG	39	2,123
Rhoen-Klinikum AG	256	7,115
Sky Deutschland AG(1)	476	3,553
Software AG	105	3,142
Suedzucker AG	333	5,492
Symrise AG	169	11,236
TAG Immobilien AG	228	2,577
Telefonica Deutschland Holdings AG(2)	1,268	7,864
United Internet AG	110	5,437
Vossloh AG(1)	59	3,751
Wincor Nixdorf AG	53	2,252
Wirecard AG	238	9,430

		$229,992

Greece — 0.4%
Ellaktor SA(1)	1,575	$2,683
GEK Terna Holding Real Estate Construction SA(1)	686	1,118
Hellenic Exchanges - Athens Stock Exchange SA	1,001	4,231
Intralot SA(1)	1,505	2,330
JUMBO SA	210	1,419
LAMDA Development SA(1)	461	1,701
Metka SA	283	2,008
Navios Maritime Acquisition Corp.	800	3,168
StealthGas, Inc.(1)	500	2,815
Terna Energy SA(1)	1,369	3,828

		$25,301

9	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

July 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Hong Kong — 1.6%
APT Satellite Holdings, Ltd.	3,750	$3,495
Brightoil Petroleum Holdings, Ltd.(1)	12,000	4,405
Century Sunshine Group Holdings, Ltd.	31,500	2,277
Champion REIT	6,000	3,327
Chia Tai Enterprises International, Ltd.(1)	300	194
China Huarong Energy Co., Ltd.(1)	13,000	802
China Traditional Chinese Medicine Co., Ltd.(1)	10,000	7,563
China Water Industry Group, Ltd.(1)	16,000	4,004
Chow Sang Sang Holdings International, Ltd.	2,000	3,872
CK Life Sciences International Holdings, Inc.	48,000	4,765
Fortune REIT	3,000	3,273
G-Resources Group, Ltd.	114,000	3,370
Giordano International, Ltd.	6,000	3,055
Great Eagle Holdings, Ltd.	1,000	3,481
HC International, Inc.(1)	2,000	1,306
Honbridge Holdings, Ltd.(1)	14,000	2,419
Hopewell Highway Infrastructure, Ltd.	50	24
Hopewell Holdings, Ltd.	1,000	3,450
IGG, Inc.	4,000	1,982
Johnson Electric Holdings, Ltd.	1,500	5,082
Pacific Andes International Holdings, Ltd.(1)	100,000	3,350
PCCW, Ltd.	14,000	8,378
SA SA International Holdings, Ltd.	4,000	1,794
Sino Oil and Gas Holdings, Ltd.(1)	95,000	2,058
Techtronic Industries Co., Ltd.	1,000	3,534
Tongda Group Holdings, Ltd.	20,000	3,374
Towngas China Co., Ltd.	4,000	3,657
Transport International Holdings, Ltd.	1,600	4,366
Truly International Holdings	8,000	2,693
Up Energy Development Group, Ltd.(1)	28,000	992
Vitasoy International Holdings, Ltd.	2,000	3,003
Yanchang Petroleum International, Ltd.(1)	50,000	1,495
Yuexiu REIT	6,000	3,381

		$104,221

India — 0.1%
WNS Holdings, Ltd. ADR(1)	130	$3,875

		$3,875

Indonesia — 0.4%
Ciputra Development Tbk PT	33,000	$2,559
Gajah Tunggal Tbk PT	26,000	1,441
Garuda Indonesia Persero Tbk PT(1)	103,402	3,338
Holcim Indonesia Tbk PT	17,500	1,837
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	31,500	3,151

Security	Shares	Value

Indonesia (continued)
Sigmagold Inti Perkasa Tbk PT(1)	85,000	$2,758
Siloam International Hospitals Tbk PT	5,800	7,094
Sugih Energy Tbk PT(1)	91,000	2,677

		$24,855

Ireland — 0.4%
C&C Group PLC	1,034	$4,021
Dalata Hotel Group PLC(1)	534	2,453
FBD Holdings PLC	164	1,378
FleetMatics Group PLC(1)	127	6,079
Grafton Group PLC	635	7,133
Kenmare Resources PLC(1)	15,591	853
UDG Healthcare PLC	631	4,943

		$26,860

Israel — 0.5%
Cellcom Israel, Ltd.(1)	304	$1,888
Evogene, Ltd.(1)	233	2,107
EZchip Semiconductor, Ltd.(1)	130	2,111
Frutarom Industries, Ltd.	151	6,368
Harel Insurance Investments & Financial Services, Ltd.	1,099	5,428
Oil Refineries, Ltd.(1)	12,316	5,085
Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	70	3,340
Shikun & Binui, Ltd.	1,434	3,359
SodaStream International, Ltd.(1)	75	1,346

		$31,032

Italy — 2.0%
A2A SpA	2,987	$3,813
ACEA SpA	349	4,600
Amplifon SpA	823	6,900
Ansaldo STS SpA	280	2,898
Atlantia SpA	165	4,406
Autogrill SpA(1)	314	2,835
Banca Generali SpA	173	5,688
Banca Popolare di Milano Scarl	6,380	6,901
Banco Popolare SC(1)	202	3,498
Brembo SpA	74	3,336
Brunello Cucinelli SpA	131	2,469
Buzzi Unicem SpA	679	11,592
Buzzi Unicem SpA, PFC Shares	291	3,037
Danieli & C. Officine Meccaniche SpA	139	2,924
De’Longhi SpA	222	5,411
Ei Towers SpA	56	3,597
Engineering SpA	56	3,583

10	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

July 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Italy (continued)
ERG SpA	683	$8,837
Interpump Group SpA	214	3,636
Iren SPA	3,843	5,595
Italmobiliare SpA, PFC Shares	119	3,155
MARR SpA	177	3,273
Recordati SpA	495	12,328
Reply SpA	42	4,740
Sorin SpA(1)	2,019	5,838

		$124,890

Japan — 7.9%
Adastria Co., Ltd.	90	$4,349
ADEKA Corp.	300	3,875
Aica Kogyo Co., Ltd.	300	6,681
Aiful Corp.(1)	700	2,410
Anritsu Corp.	1,000	7,160
Asahi Intecc Co., Ltd.	200	6,683
Autobacs Seven Co., Ltd.	400	7,253
Azbil Corp.	200	4,750
Capcom Co., Ltd.	300	6,560
COMSYS Holdings Corp.	200	3,032
Daifuku Co., Ltd.	500	7,224
Daiwa House Residential Investment Corp.	2	4,217
Denki Kagaku Kogyo K.K.	1,000	4,158
Disco Corp.	100	7,727
Enplas Corp.	200	8,058
Fancl Corp.	700	10,818
FP Corp.	200	6,450
Frontier Real Estate Investment Corp.	1	4,355
GLP J-Reit	4	3,850
Haseko Corp.	500	6,331
Hokuetsu Kishu Paper Co., Ltd.	1,000	5,972
Hoshizaki Electric Co., Ltd.	300	17,882
House Foods Group, Inc.	300	6,062
Iida Group Holdings Co., Ltd.	300	5,266
IT Holdings Corp.	200	4,580
Ito En, Ltd.	400	9,298
Itochu Enex Co., Ltd.	500	4,902
Itoham Foods, Inc.	1,000	5,541
Japan Airport Terminal Co., Ltd.	100	5,320
Japan Excellent, Inc.	3	3,286
Japan Logistics Fund, Inc.	2	3,769
Kagoshima Bank, Ltd. (The)	1,000	6,836
Kakaku.com, Inc.	400	6,358
Kawasaki Kisen Kaisha, Ltd.	2,000	4,465

Security	Shares	Value

Japan (continued)
Kenedix Office Investment Corp.	1	$4,633
Komeri Co., Ltd.	200	4,823
Kose Corp.	100	9,716
Kureha Corp.	1,000	3,775
KYORIN Holdings, Inc.	300	5,844
LEOPALACE21 Corp.(1)	900	4,921
Lion Corp.	1,000	8,598
Matsumotokiyoshi Holdings Co., Ltd.	100	4,826
Mixi, Inc.	100	4,333
MonotaRO Co., Ltd.	200	10,527
Mori Hills REIT Investment Corp.	3	3,518
Musashino Bank, Ltd. (The)	100	3,956
Nakanishi, Inc.	100	3,985
Nichirei Corp.	1,000	6,524
Nihon Kohden Corp.	400	8,873
Nihon Parkerizing Co., Ltd.	400	3,708
Nippon Gas Co., Ltd.	200	6,628
Nippon Light Metal Holdings Co., Ltd.	2,400	3,984
Nipro Corp.	500	5,282
NOF Corp.	1,000	8,281
Noritz Corp.	400	6,574
NS Solutions Corp.	200	7,887
Oki Electric Industry Co., Ltd.	3,000	6,166
Okinawa Electric Power Co., Inc. (The)	100	2,499
Orix JREIT, Inc.	3	4,084
Plenus Co., Ltd.	200	3,366
Pola Orbis Holdings, Inc.	200	12,219
Resorttrust, Inc.	200	4,942
Rohto Pharmaceutical Co., Ltd.	500	8,878
Ryohin Keikaku Co., Ltd.	100	21,311
Sawai Pharmaceutical Co., Ltd.	200	12,242
Shimachu Co., Ltd.	200	5,544
Shinko Plantech Co., Ltd.	500	4,126
Ship Healthcare Holdings, Inc.	200	4,239
Shizuoka Gas Co., Ltd.	500	3,583
Sohgo Security Services Co., Ltd.	200	8,868
Sotetsu Holdings, Inc.	1,000	5,890
Sumitomo Forestry Co., Ltd.	400	4,744
Sumitomo Osaka Cement Co., Ltd.	2,000	7,498
T-Gaia Corp.	400	6,961
Tokai Tokyo Financial Holdings, Inc.	500	3,819
Tokyo Ohka Kogyo Co., Ltd.	200	5,474
Toyobo Co., Ltd.	3,000	4,474
Tsuruha Holdings, Inc.	100	8,779
TV Asahi Corp.	200	3,133
UACJ Corp.	1,000	2,361

11	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

July 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)
Xebio Co., Ltd.	200	$3,778
Yodogawa Steel Works, Ltd.	1,000	4,186
ZERIA Pharmaceutical Co., Ltd.	200	2,924

		$502,762

Malaysia — 0.8%
Affin Holdings Bhd	3,400	$2,252
Berjaya Sports Toto Bhd	4,231	3,684
Cahya Mata Sarawak Bhd	4,100	6,244
Eastern & Oriental Bhd	7,100	3,287
Gas Malaysia Bhd	3,800	2,480
Icon Offshore Bhd(1)	15,700	1,577
KNM Group Bhd(1)	14,700	2,221
Kossan Rubber Industries	3,100	5,916
KPJ Healthcare Bhd	3,500	3,935
Press Metal Bhd	10,200	6,555
Silverlake Axis, Ltd.	7,200	5,104
TIME dotCom Bhd	2,800	4,957
TSH Resources Bhd	6,150	3,605

		$51,817

Mexico — 0.8%
Alsea SAB de CV	1,200	$3,887
Fibra Uno Administracion SA de CV	2,200	5,286
Genomma Lab Internacional SAB de CV(1)	6,100	5,679
Gruma SAB, Class B	400	5,233
Grupo Aeroportuario del Pacifico SAB de CV, Class B	600	4,735
Grupo Aeroportuario del Sureste SAB de CV, Class B	400	5,980
Grupo Comercial Chedraui SA de CV	1,200	3,328
Grupo Simec SA de CV, Series B(1)	1,300	3,720
Infraestructura Energetica Nova SAB de CV	900	4,379
Megacable Holdings SAB de CV	900	3,649
Ternium SA ADR	300	4,665

		$50,541

Netherlands — 1.7%
Aercap Holdings NV(1)	100	$4,684
Arcadis NV	387	10,148
ASM International NV	168	7,554
Beter Bed Holding NV	320	7,839
Brunel International NV	270	5,285
Constellium NV, Class A(1)	400	4,440
Delta Lloyd NV	350	6,207
Eurocommercial Properties NV	156	6,731
Fugro NV(1)	223	4,664

Security	Shares	Value

Netherlands (continued)
InterXion Holding NV(1)	272	$7,513
Lucas Bols Holding BV(1)(2)	304	5,669
Royal Boskalis Westminster NV	120	5,863
SBM Offshore NV(1)	800	9,733
Sligro Food Group NV	249	9,574
TNT Express NV	976	8,168
Wereldhave NV	80	4,730

		$108,802

New Zealand — 0.4%
A2 Milk Co., Ltd.(1)	6,203	$3,360
Diligent Corp.(1)	998	3,778
Kathmandu Holdings, Ltd.	1,189	1,333
New Zealand Oil & Gas, Ltd.	4,006	1,321
Nuplex Industries, Ltd.	1,410	4,233
Property for Industry, Ltd.	3,009	3,078
Skellerup Holdings, Ltd.	2,372	1,926
Summerset Group Holdings, Ltd.	2,032	5,603

		$24,632

Norway — 0.8%
ABG Sundal Collier Holding ASA	3,080	$2,825
Atea ASA	272	2,349
Borregaard ASA	1,022	6,476
Ekornes ASA	639	7,864
Hoegh LNG Holdings, Ltd.	194	3,107
Leroey Seafood Group ASA	75	2,579
Nordic Semiconductor ASA(1)	453	2,894
Norway Royal Salmon ASA	322	2,813
Olav Thon Eiendomsselskap ASA	123	2,232
Opera Software ASA	232	1,852
Protector Forsikring ASA	297	2,274
Salmar ASA	178	2,815
Scatec Solar ASA(2)	549	3,220
Tomra Systems ASA	291	2,577
Veidekke ASA	275	3,060
Wilh. Wilhelmsen ASA	298	1,738

		$50,675

Poland — 0.5%
Asseco Poland SA	321	$4,901
Ciech SA(1)	256	4,784
Emperia Holding SA	136	2,630
Integer.pl SA(1)	41	1,460
Lubelski Wegiel Bogdanka SA	106	1,472

12	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

July 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Poland (continued)
Netia SA	2,062	$3,090
PKP Cargo SA	136	2,890
TVN SA	842	4,431
Warsaw Stock Exchange	270	3,497

		$29,155

Portugal — 0.4%
Banco BPI SA(1)	3,044	$3,451
Mota-Engil SGPS SA	570	1,514
NOS SGPS SA	1,192	10,087
Portucel SA	850	3,236
REN - Redes Energeticas Nacionais SGPS SA	1,000	2,997
Sonae	2,400	3,327
Sonaecom - SGPS SA	1,352	3,388

		$28,000

Russia — 0.8%
Aeroflot - Russian Airlines PJSC(1)	7,346	$4,670
AK Transneft OAO, PFC Shares	2	4,516
CTC Media, Inc.	1,000	1,880
E.ON Russia JSC	62,421	2,638
Mail.ru Group, Ltd. GDR(1)	319	5,972
O’Key Group SA GDR	357	959
OAO TMK GDR	374	1,450
PhosAgro OAO GDR	278	3,774
PIK Group	1,530	4,253
Polyus Gold International, Ltd.	1,559	4,296
QIWI PLC ADR	146	4,470
RusHydro JSC ADR	6,090	5,425
X5 Retail Group NV GDR(1)	465	8,295

		$52,598

Singapore — 0.8%
ARA Asset Management, Ltd.	2,000	$2,487
Boustead Projects, Ltd.(1)	480	302
Boustead Singapore, Ltd.	1,600	1,401
CDL Hospitality Trusts	4,000	4,550
CSE Global, Ltd.	5,000	1,949
Ezion Holdings, Ltd.	2,400	1,509
Ezra Holdings, Ltd.(1)	9,320	914
Hyflux, Ltd.	4,100	2,506
Indofood Agri Resources, Ltd.	4,000	1,706
Keppel Infrastructure Trust	11,000	4,167
LionGold Corp., Ltd.(1)	54,000	631
Metro Holdings, Ltd.	4,000	2,654

Security	Shares	Value

Singapore (continued)
OSIM International, Ltd.	2,000	$2,325
Raffles Medical Group, Ltd.	1,000	3,494
Religare Health Trust	5,000	3,846
Sheng Siong Group, Ltd.	8,000	5,213
Singapore Post, Ltd.	2,000	2,848
UMS Holdings, Ltd.	6,000	2,230
United Engineers, Ltd.	2,000	3,627

		$48,359

South Africa — 0.8%
Adbee Rf, Ltd.(1)	144	$391
Adcock Ingram Holdings, Ltd.(1)	819	3,246
AECI, Ltd.	397	3,396
African Bank Investments, Ltd.(1)(3)	4,545	0
Aveng, Ltd.(1)	1,540	783
AVI, Ltd.	610	3,845
Capital Property Fund(1)	2,582	2,997
DataTec, Ltd.	1,003	5,402
EOH Holdings, Ltd.	342	4,655
Illovo Sugar, Ltd.	1,950	2,057
Lewis Group, Ltd.	494	2,240
Resilient Property Income Fund, Ltd.	458	3,633
Reunert, Ltd.	684	3,415
Royal Bafokeng Platinum, Ltd.(1)	494	1,417
Sappi, Ltd.(1)	1,408	4,627
Sun International, Ltd.	298	2,700
Telkom SA SOC, Ltd.	977	4,747
Trencor, Ltd.	315	1,489

		$51,040

South Korea — 3.3%
Cheil Worldwide, Inc.(1)	380	$6,223
CJ Korea Express Co., Ltd.(1)	27	3,969
Daum Kakao Corp.	47	4,849
DGB Financial Group Co., Ltd.	274	2,629
EO Technics Co., Ltd.	45	4,397
Grand Korea Leisure Co., Ltd.	90	2,312
Green Cross Corp.	19	3,573
Green Cross Holdings Corp.	224	7,869
GS Engineering & Construction Corp.(1)	158	3,535
GS Retail Co., Ltd.	220	9,827
Hanil Cement Co., Ltd.	24	2,594
Hanmi Pharmaceutical Co., Ltd.(1)	13	4,472
Hanssem Co., Ltd.	39	9,916
Huchems Fine Chemical Corp.	132	2,572

13	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

July 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Korea (continued)
Hyundai Green Food Co., Ltd.	400	$8,259
Hyundai Home Shopping Network Corp.	26	2,721
iMarketKorea, Inc.	99	2,596
JB Financial Group Co., Ltd.	489	2,682
KB Insurance Co., Ltd.	155	3,735
KEPCO Plant Service & Engineering Co., Ltd.	49	4,923
Kolon Industries, Inc.	76	3,546
Korean Reinsurance Co.	612	7,729
LG Hausys, Ltd.	18	2,732
Lock & Lock Co., Ltd.	270	3,270
Lotte Chilsung Beverage Co., Ltd.	3	5,799
LS Industrial Systems Co., Ltd.	72	3,220
Macquarie Korea Infrastructure Fund	780	5,266
Medy-Tox, Inc.	10	4,539
Nong Shim Co., Ltd.	25	6,644
Ottogi Corp.	13	9,158
Paradise Co., Ltd.	132	2,670
Partron Co., Ltd.	296	2,049
Posco ICT Co., Ltd.	584	2,532
S1 Corp.	77	5,554
Samchully Co., Ltd.	25	2,678
Samsung Fine Chemicals Co., Ltd.	102	3,000
Seoul Semiconductor Co., Ltd.(1)	155	2,099
SK Chemicals Co., Ltd.	71	4,295
SK Gas, Ltd.	34	2,460
SK Telecom Co., Ltd.	30	6,438
Tongyang Life Insurance	630	8,195
ViroMed Co., Ltd.(1)	45	6,767
Wonik IPS Co., Ltd.(1)	405	4,246
Young Poong Corp.	3	3,497
Yuhan Corp.	34	7,848

		$209,884

Spain — 1.5%
Acerinox SA	294	$3,586
Almirall SA	611	12,016
Atresmedia Corporacion de Medios de Comunicacion SA	401	6,038
Banco de Sabadell SA	1,734	3,951
Bankinter SA	342	2,640
Distribuidora Internacional de Alimentacion SA	645	4,037
Duro Felguera SA	747	2,976
Ebro Foods SA	165	3,291
Enagas SA	159	4,463
Ence Energia y Celulosa SA	3,003	10,840
Faes Farma SA	882	2,449

Security	Shares	Value

Spain (continued)
Gamesa Corporacion Tecnologica SA	472	$7,475
Grupo Catalana Occidente SA	111	3,445
Indra Sistemas SA	428	4,808
Melia Hotels International SA	398	5,726
NH Hotel Group SA(1)	562	3,407
Red Electrica Corp. SA	80	6,388
Tecnicas Reunidas SA	156	7,943
Viscofan SA	41	2,450

		$97,929

Sweden — 1.6%
AAK AB	146	$9,889
Atrium Ljungberg AB	326	4,497
Axfood AB	660	11,254
BillerudKorsnas AB	419	6,437
Clas Ohlson AB, Class B	452	8,366
Hexpol AB	1,220	13,087
Hufvudstaden AB, Class A	350	4,524
Husqvarna AB, Class B	690	5,028
Industrial & Financial Systems, Class B	150	5,031
Loomis AB, Class B	101	2,830
NIBE Industrier AB, Class B	174	4,904
Saab AB, Class B	366	8,826
Swedish Orphan Biovitrum AB(1)	1,121	14,756
Wallenstam AB, Class B	752	5,448

		$104,877

Switzerland — 3.7%
Actelion, Ltd.	113	$16,711
Barry Callebaut AG	7	7,825
Burckhardt Compression Holdings AG	18	6,799
Comet Holding AG	6	5,082
Emmi AG	18	5,966
Ems-Chemie Holding AG	19	9,254
Flughafen Zuerich AG	16	13,133
Forbo Holding AG	17	20,704
Galenica AG	5	5,692
Georg Fischer AG	7	4,668
Givaudan SA	12	22,322
Inficon Holding AG	14	4,157
Julius Baer Group, Ltd.	124	6,860
Kaba Holding AG	19	12,156
Kuoni Reisen Holding AG	21	5,836
Lindt & Spruengli AG PC	3	16,858
Logitech International SA	768	11,049

14	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

July 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Switzerland (continued)
Mobimo Holding AG	54	$11,485
Schmolz & Bickenbach AG(1)	2,417	2,023
Sonova Holding AG	61	8,684
Temenos Group AG	174	6,378
U-Blox AG	32	6,736
Valora Holding AG	24	4,665
Vontobel Holding AG	378	20,108

		$235,151

Taiwan — 1.4%
Ability Enterprise Co., Ltd.	4,000	$1,781
AcBel Polytech, Inc.	3,000	1,762
Center Laboratories, Inc.(1)	1,150	2,518
Chicony Electronics Co., Ltd.	3,045	7,904
China Bills Finance Corp.	8,000	2,863
China Synthetic Rubber Corp.	3,000	2,872
Feng Hsin Iron & Steel Co., Ltd.	2,000	2,299
Formosan Rubber Group, Inc.	3,000	2,074
Gloria Material Technology Corp.	4,000	2,046
Hota Industrial Manufacturing Co., Ltd.	2,059	6,100
Hu Lane Associate, Inc.	1,000	3,801
Kindom Construction Corp.	4,000	2,355
Kinpo Electronics, Inc.(1)	7,000	2,203
Merry Electronics Co., Ltd.	1,000	1,453
Micro-Star International Co., Ltd.	2,000	1,838
MIN AIK Technology Co., Ltd.	1,000	2,100
Oriental Union Chemical Corp.	2,000	1,316
Ruentex Development Co., Ltd.	2,000	2,531
ScinoPharm Taiwan, Ltd.	2,163	2,296
Shin Kong No. 1 REIT	8,000	3,570
Silicon Motion Technology Corp. ADR	235	6,185
Standard Foods Corp.	3,760	11,372
TA Chen Stainless Pipe Co., Ltd.	5,000	2,553
Taiwan Paiho, Ltd.	3,000	6,268
Taiwan Sogo Shin Kong SEC	3,030	3,596
Xxentria Technology Materials Corp.	1,700	4,636

		$90,292

Thailand — 0.4%
Bangkok Chain Hospital PCL(4)	10,700	$2,080
Central Plaza Hotel PCL(4)	2,900	3,066
Energy Absolute PCL(4)	4,800	2,915
Hana Microelectronics PCL(4)	2,700	2,489
Sino Thai Engineering & Construction PCL(4)	5,900	3,867
STP & I PCL(4)	5,280	2,234

Security	Shares	Value

Thailand (continued)
Thai Vegetable Oil PCL(4)	4,200	$2,919
TTW PCL(4)	10,400	3,393

		$22,963

Turkey — 0.4%
Akcansa Cimento AS	449	$2,541
Aksa Akrilik Kimya Sanayii AS	746	2,978
Aksa Enerji Uretim AS(1)	2,157	2,300
Asya Katilim Bankasi AS(1)	4,925	1,474
Bizim Toptan Satis Magazalari AS	234	1,039
Cimsa Cimento Sanayi ve Ticaret AS	416	2,373
Eczacibasi Ilac Sanayi ve Ticaret AS	2,706	2,619
Net Holding AS(1)	2,214	2,619
Tekfen Holding AS	1,505	2,287
Turkiye Sinai Kalkinma Bankasi AS	5,898	3,712

		$23,942

United Kingdom — 6.9%
3i Group PLC	514	$4,434
A.G. BARR PLC	416	3,669
Abcam PLC	1,181	10,777
Aveva Group PLC	248	8,529
Babcock International Group PLC	290	4,487
Beazley PLC	1,650	8,688
Berkeley Group Holdings PLC	215	11,291
Betfair Group PLC	236	10,254
Booker Group PLC	5,528	15,434
Britvic PLC	734	7,854
BTG PLC(1)	1,108	11,297
Cable & Wireless Communication PLC	5,515	5,510
Capital & Counties Properties PLC	1,928	13,876
Cobham PLC	810	3,300
Cranswick PLC	187	4,818
Croda International PLC	186	8,820
CSR PLC	499	6,996
Dairy Crest Group PLC	556	5,009
De La Rue PLC	149	1,174
Direct Line Insurance Group PLC	669	3,818
Domino’s Pizza Group PLC	751	10,524
Drax Group PLC	1,056	4,915
Dunelm Group PLC	551	7,707
Elementis PLC	1,668	6,675
EnQuest PLC(1)	6,020	3,320
Essentra PLC	1,065	15,161
Fidessa Group PLC	343	12,846

15	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

July 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United Kingdom (continued)
Genus PLC	390	$8,764
Greene King PLC	330	4,449
Hikma Pharmaceuticals PLC	585	21,854
Hunting PLC	682	5,454
Inmarsat PLC	1,893	26,214
International Game Technology(1)	112	2,218
International Personal Finance PLC	415	2,581
Jardine Lloyd Thompson Group PLC	485	7,865
Kcom Group PLC	4,622	6,819
Lancashire Holdings, Ltd.	182	1,831
Meggitt PLC	532	3,855
Micro Focus International PLC	746	16,271
Moneysupermarket.com Group PLC	1,776	8,122
N Brown Group PLC	997	4,942
Pace PLC	957	5,423
Pennon Group PLC	1,181	15,033
Premier Oil PLC(1)	1,512	3,152
Rentokil Initial PLC	1,494	3,430
Rexam PLC	971	8,428
Rightmove PLC	67	3,807
Rotork PLC	1,170	3,906
RPC Group PLC	335	3,557
Shaftesbury PLC	439	6,403
Soco International PLC	1,980	4,879
Tate & Lyle PLC	1,234	10,489
Telecom Plus PLC	424	8,031
Travis Perkins PLC	157	5,505
Ultra Electronics Holdings PLC	486	13,226
Victrex PLC	227	6,855
WH Smith PLC	163	4,019

		$438,565

United States — 36.4%
ACI Worldwide, Inc.(1)	423	$10,012
Acorda Therapeutics, Inc.(1)	311	10,686
Aegerion Pharmaceuticals, Inc.(1)	159	3,042
Akorn, Inc.(1)	217	10,006
Alaska Air Group, Inc.	398	30,148
Albemarle Corp.	228	12,358
Alexandria Real Estate Equities, Inc.	64	5,933
Alkermes PLC(1)	347	24,297
Alleghany Corp.(1)	17	8,264
Allegiant Travel Co.	139	29,569
ALLETE, Inc.	236	11,396
Alliance Data Systems Corp.(1)	37	10,176

Security	Shares	Value

United States (continued)
American Airlines Group, Inc.	500	$20,050
Anworth Mortgage Asset Corp.	1,864	9,320
AptarGroup, Inc.	163	11,050
ARRIS Group, Inc.(1)	460	14,223
Arthur J. Gallagher & Co.	156	7,399
Aspen Technology, Inc.(1)	272	12,071
Athenahealth, Inc.(1)	135	18,895
Avance Gas Holding, Ltd.(2)	216	3,610
Avery Dennison Corp.	212	12,900
Avista Corp.	353	11,656
Balchem Corp.	168	9,521
Bemis Co., Inc.	251	11,187
Blackbaud, Inc.	170	10,397
Bonanza Creek Energy, Inc.(1)	221	1,726
Boston Beer Co., Inc. (The), Class A(1)	55	12,129
Bristow Group, Inc.	178	8,019
Buckle, Inc. (The)	403	17,825
Buffalo Wild Wings, Inc.(1)	53	10,366
C&J Energy Services, Ltd.(1)	199	1,920
Cabot Corp.	143	5,031
Cabot Microelectronics Corp.(1)	174	7,889
CACI International, Inc., Class A(1)	123	10,102
Calgon Carbon Corp.	468	8,279
Camden Property Trust	92	7,326
Capstead Mortgage Corp.	766	8,480
Casey’s General Stores, Inc.	116	11,857
Celldex Therapeutics, Inc.(1)	550	12,953
Cheesecake Factory, Inc. (The)	179	10,335
CLARCOR, Inc.	230	13,839
Cleco Corp.	226	12,301
Cloud Peak Energy, Inc.(1)	541	1,720
Cogent Communications Group, Inc.	170	5,404
CommVault Systems, Inc.(1)	113	4,234
Conn’s, Inc.(1)	216	7,456
Contango Oil & Gas Co.(1)	155	1,423
Convergys Corp.	361	9,065
Cornerstone OnDemand, Inc.(1)	308	11,106
Costar Group, Inc.(1)	126	25,363
Cracker Barrel Old Country Store, Inc.	93	14,126
CYS Investments, Inc.	918	7,124
Cytec Industries, Inc.	158	11,728
Delek US Holdings, Inc.	269	9,595
Diamondback Energy, Inc.(1)	238	16,017
Dril-Quip, Inc.(1)	90	5,257
El Paso Electric Co.	294	10,710
Endo International PLC(1)	300	26,262

16	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

July 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United States (continued)
Energy XXI, Ltd.	270	$478
Essex Property Trust, Inc.	47	10,571
Extra Space Storage, Inc.	125	9,190
Finish Line, Inc. (The), Class A	255	7,010
First Financial Bankshares, Inc.	218	7,408
First Republic Bank	139	8,867
FNF Group	259	10,124
Foot Locker, Inc.	400	28,220
Forum Energy Technologies, Inc.(1)	425	6,494
GNC Holdings, Inc., Class A	223	10,974
Government Properties Income Trust	229	3,955
Graphic Packaging Holding Co.	838	12,654
GulfMark Offshore, Inc., Class A	164	1,545
H.B. Fuller Co.	128	5,128
Haemonetics Corp.(1)	258	10,323
Hain Celestial Group, Inc. (The)(1)	306	20,802
Hanesbrands, Inc.	560	17,377
Hatteras Financial Corp.	385	6,260
Heartland Express, Inc.	465	9,918
Heartland Payment Systems, Inc.	306	19,064
Hecla Mining Co.	3,530	7,413
Helen of Troy, Ltd.(1)	259	22,735
Hibbett Sports, Inc.(1)	111	5,056
Hillenbrand, Inc.	397	11,259
Home BancShares, Inc.	139	5,535
HSN, Inc.	168	12,350
Hubbell, Inc., Class B	100	10,441
Hyster-Yale Materials Handling, Inc.	90	6,090
International Flavors & Fragrances, Inc.	102	11,790
Investors Bancorp, Inc.	1,167	14,214
J&J Snack Foods Corp.	95	11,244
j2 Global, Inc.	239	16,826
Jarden Corp.(1)	450	24,750
Jazz Pharmaceuticals PLC(1)	114	21,915
Kirby Corp.(1)	100	7,241
Lancaster Colony Corp.	72	6,711
Lear Corp.	200	20,814
Level 3 Communications, Inc.(1)	280	14,140
Lexicon Pharmaceuticals, Inc.(1)	556	4,693
Liberty TripAdvisor Holdings, Inc.(1)	200	5,858
Liberty Ventures(1)	200	8,296
Louisiana-Pacific Corp.(1)	446	6,574
Manhattan Associates, Inc.(1)	360	23,335
ManTech International Corp., Class A	190	5,664
MarketAxess Holdings, Inc.	69	6,748
Martin Marietta Materials, Inc.	79	12,389

Security	Shares	Value

United States (continued)
MAXIMUS, Inc.	265	$18,076
Medicines Co. (The)(1)	366	11,489
Medidata Solutions, Inc.(1)	232	12,482
Mentor Graphics Corp.	364	9,497
MFA Financial, Inc.	1,138	8,569
Mid-America Apartment Communities, Inc.	71	5,704
Middleby Corp.(1)	160	19,632
Minerals Technologies, Inc.	155	10,036
Monro Muffler Brake, Inc.	242	15,306
Montpelier Re Holdings, Ltd.	86	3,668
MSCI, Inc.	113	7,702
Mueller Industries, Inc.	430	13,919
National Health Investors, Inc.	156	10,179
National Retail Properties, Inc.	72	2,676
Nektar Therapeutics(1)	1,272	16,040
New Jersey Resources Corp.	432	12,485
NewMarket Corp.	23	9,147
Nordic American Offshore, Ltd.(1)	5	36
Nordic American Tankers, Ltd.	661	9,928
Northwest Bancshares, Inc.	864	10,964
Northwest Natural Gas Co.	205	8,874
NorthWestern Corp.	292	15,721
Owens & Minor, Inc.	255	8,966
Packaging Corp. of America	175	12,388
PDC Energy, Inc.(1)	180	8,451
Piedmont Natural Gas Co., Inc.	304	11,555
Plantronics, Inc.	191	11,093
PNM Resources, Inc.	484	12,768
PolyOne Corp.	196	6,717
Portland General Electric Co.	361	13,000
Post Properties, Inc.	251	14,292
Primerica, Inc.	347	15,695
ProAssurance Corp.	250	12,073
Puma Biotechnology, Inc.(1)	106	9,604
RBC Bearings, Inc.(1)	197	13,347
Reinsurance Group of America, Inc.	62	5,984
Reliance Steel & Aluminum Co.	150	9,090
RenaissanceRe Holdings, Ltd.	53	5,687
Rite Aid Corp.(1)	2,585	23,032
RLI Corp.	236	13,034
Rollins, Inc.	540	15,660
Royal Gold, Inc.	129	6,504
RPM International, Inc.	247	11,577
Sanchez Energy Corp.(1)	218	1,598
Sanderson Farms, Inc.	48	3,456
Saul Centers, Inc.	131	6,796

17	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

July 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United States (continued)
Schweitzer-Mauduit International, Inc.	204	$8,099
Scorpio Tankers, Inc.	1,048	11,256
Seaboard Corp.(1)	3	10,425
Sealed Air Corp.	348	18,503
Seattle Genetics, Inc.(1)	340	16,276
SEI Investments Co.	139	7,410
SemGroup Corp., Class A	204	14,502
Sensient Technologies Corp.	197	13,473
Ship Finance International, Ltd.	148	2,476
Shutterstock, Inc.(1)	115	6,144
Signature Bank(1)	123	17,908
Signet Jewelers, Ltd.	200	24,244
Six Flags Entertainment Corp.	198	9,235
Snap-on, Inc.	100	16,480
Snyders-Lance, Inc.	250	8,130
SolarWinds, Inc.(1)	155	6,183
Sonoco Products Co.	253	10,444
Sovran Self Storage, Inc.	123	11,711
Spirit Airlines, Inc.(1)	277	16,570
SS&C Technologies Holdings, Inc.	338	22,994
Starwood Property Trust, Inc.	392	8,530
Starwood Waypoint Residential Trust	378	9,253
Stepan Co.	130	6,371
STERIS Corp.	177	12,236
Stone Energy Corp.(1)	320	1,853
SVB Financial Group(1)	48	6,869
SYNNEX Corp.	273	20,647
Take-Two Interactive Software, Inc.(1)	473	14,937
Tanger Factory Outlet Centers, Inc.	267	8,672
Targa Resources Corp.	207	18,309
Teledyne Technologies, Inc.(1)	189	19,594
Telephone & Data Systems, Inc.	500	14,705
Tennant Co.	189	11,304
TiVo, Inc.(1)	471	4,691
Towers Watson & Co., Class A	100	12,678
TreeHouse Foods, Inc.(1)	151	12,376
Tyler Technologies, Inc.(1)	74	10,326
UIL Holdings Corp.	264	12,656
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	200	33,206
Ultimate Software Group, Inc.(1)	86	15,842
Universal Corp.	121	6,903
Vector Group, Ltd.	151	3,823
VEREIT, Inc.	676	5,922
ViaSat, Inc.(1)	101	6,262
W.R. Grace & Co.(1)	106	10,699
Wabtec Corp.	200	20,238

Security	Shares	Value

United States (continued)
Watsco, Inc.	124	$15,902
Weis Markets, Inc.	197	8,307
West Pharmaceutical Services, Inc.	286	17,123
Westamerica Bancorporation	58	2,841
Western Refining, Inc.	423	18,680
WGL Holdings, Inc.	239	13,360
Whiting Petroleum Corp.(1)	92	1,885
Williams-Sonoma, Inc.	280	23,705
World Fuel Services Corp.	230	9,350

		$2,312,591

Total Common Stocks (identified cost $5,857,185)		$6,266,389

Equity-Linked Securities(2)(5) — 0.8%

Security	Maturity Date	Shares	Value

India — 0.8%
Aurobindo Pharma, Ltd.	12/4/18	257	$3,040
Bharat Forge, Ltd.	11/2/16	242	4,329
Britannia Industries, Ltd.	10/17/17	88	4,328
Havells India, Ltd.	8/8/19	785	3,417
Hindustan Petroleum Corp., Ltd.	8/8/19	441	6,347
Jaiprakash Power Ventures, Ltd.	10/26/18	13,980	1,376
JSW Energy, Ltd.	10/26/18	2,310	3,028
Mahindra & Mahindra Financial Services	11/3/15	1,007	4,043
Marico, Ltd.	10/17/17	764	5,240
Mindtree, Ltd.	12/5/18	183	3,666
Pidilite Industries, Ltd.	8/8/19	599	5,212
Piramal Enterprises, Ltd.	12/3/18	260	3,731
Reliance Capital, Ltd.	10/26/18	293	1,782
Shree Cement, Ltd.	7/20/17	25	4,469

Total Equity-Linked Securities (identified cost $38,409)			$54,008

18	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

July 31, 2015

Portfolio of Investments (Unaudited) — continued

Rights(1) — 0.0%(6)

Security	Shares	Value

Canada — 0.0%(6)
Constellation Software, Inc., Exp. 9/15/15	24	$4
Imperial Metals Corp., Exp. 8/20/15	302	5

Total Rights (identified cost $6)		$9

Warrants (1) — 0.0%(6)

Security	Shares	Value

South Africa — 0.0%(6)
Adcock Ingram Holdings, Ltd., Exp. 7/26/19	45	$27

Total Warrants (identified cost $0)		$27

Short-Term Investments — 0.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.20%(7)	$29	$28,960

Total Short-Term Investments (identified cost $28,960)		$28,960

Total Investments — 99.8% (identified cost $5,924,560)		$6,349,393

Other Assets, Less Liabilities — 0.2%		$10,668

Net Assets — 100.0%		$6,360,061

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
PCL	–	Public Company Ltd.
PFC Shares	–	Preference Shares
REIT	–	Real Estate Investment Trust

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2015, the aggregate value of these securities is $77,034 or 1.2% of the Fund’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).
(4)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(5)

Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (JPMorgan Chase) in addition to the market risk of the underlying security.

(6)	Amount is less than 0.05%.

(7)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2015.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	39.3%	$2,500,501
Euro	15.1	960,859
Japanese Yen	7.9	502,762
British Pound Sterling	7.1	453,572
Hong Kong Dollar	4.2	268,303
Swiss Franc	3.8	238,967
Australian Dollar	3.4	218,102
Canadian Dollar	3.3	211,070
South Korean Won	3.3	209,884
Swedish Krona	1.6	104,877
Brazilian Real	1.5	92,789
New Taiwan Dollar	1.3	84,107
Other currency, less than 1% each	8.0	503,600

Total Investments	99.8%	$6,349,393

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Consumer Discretionary	13.2%	$842,216
Industrials	13.2	839,688
Financials	13.2	839,041
Information Technology	13.1	831,491
Materials	11.7	743,008
Health Care	11.3	723,302
Consumer Staples	9.6	609,798
Utilities	5.7	362,538
Energy	5.4	346,494
Telecommunication Services	2.9	182,857
Short-Term Investments	0.5	28,960

Total Investments	99.8%	$6,349,393

19	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

July 31, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2015
Unaffiliated investments, at value (identified cost, $5,895,600)	$6,320,433
Affiliated investment, at value (identified cost, $28,960)	28,960
Cash	4,032
Foreign currency, at value (identified cost, $21,724)	21,069
Dividends receivable	5,598
Interest receivable from affiliated investment	4
Tax reclaims receivable	1,783
Receivable from affiliates	19,675
Total assets	$6,401,554

Liabilities
Payable to affiliate:
Investment adviser and administration fee	$3,777
Accrued expenses	37,716
Total liabilities	$41,493
Net Assets	$6,360,061

Sources of Net Assets
Paid-in capital	$5,825,522
Accumulated net realized gain	62,670
Accumulated undistributed net investment income	47,826
Net unrealized appreciation	424,043
Net Assets	$6,360,061

Institutional Class
Net Assets	$6,360,061
Shares Outstanding	579,287
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.98

20	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

July 31, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended July 31, 2015
Dividends (net of foreign taxes, $6,765)	$87,063
Interest allocated from affiliated investment	17
Expenses allocated from affiliated investment	(1)
Total investment income	$87,079

Expenses
Investment adviser and administration fee	$22,074
Trustees’ fees and expenses	426
Custodian fee	23,074
Transfer and dividend disbursing agent fees	210
Legal and accounting services	43,688
Printing and postage	5,662
Registration fees	10,010
Miscellaneous	6,218
Total expenses	$111,362
Deduct —
Allocation of expenses to affiliates	$84,559
Total expense reductions	$84,559

Net expenses	$26,803

Net investment income	$60,276

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$63,805
Foreign currency transactions	(634)
Net realized gain	$63,171
Change in unrealized appreciation (depreciation) —
Investments	$279,680
Foreign currency	(87)
Net change in unrealized appreciation (depreciation)	$279,593

Net realized and unrealized gain	$342,764

Net increase in net assets from operations	$403,040

21	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

July 31, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended July 31, 2015 (Unaudited)	Year Ended January 31, 2015
From operations —
Net investment income	$60,276	$73,814
Net realized gain from investment and foreign currency transactions	63,171	468,137
Net change in unrealized appreciation (depreciation) from investments and foreign currency	279,593	(387,606)
Net increase in net assets from operations	$403,040	$154,345
Distributions to shareholders —
From net investment income	$—	$(86,097)
From net realized gain	(22,227)	(441,916)
Total distributions to shareholders	$(22,227)	$(528,013)
Transactions in shares of beneficial interest —
Net asset value of shares issued to shareholders in payment of distributions declared	$22,227	$528,013
Cost of shares redeemed	(25,000)	(8,353)
Net increase (decrease) in net assets from Fund share transactions	$(2,773)	$519,660

Net increase in net assets	$378,040	$145,992

Net Assets
At beginning of period	$5,982,021	$5,836,029
At end of period	$6,360,061	$5,982,021

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$47,826	$(12,450)

22	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

July 31, 2015

Financial Highlights

	Institutional Class
	Six Months Ended July 31, 2015 (Unaudited)		Year Ended January 31,		Period Ended January 31, 2013(1)
			2015	2014
Net asset value — Beginning of period	$10.320		$11.010	$10.420	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.104		$0.138	$0.181	$0.006
Net realized and unrealized gain	0.595		0.170	1.023	0.418

Total income from operations	$0.699		$0.308	$1.204	$0.424

Less Distributions
From net investment income	$—		$(0.163)	$(0.257)	$(0.004)
From net realized gain	(0.039)		(0.835)	(0.357)	—

Total distributions	$(0.039)		$(0.998)	$(0.614)	$(0.004)

Net asset value — End of period	$10.980		$10.320	$11.010	$10.420

Total Return(3)	6.76	%(4)	2.68%	11.50%	4.24	%(4)(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,360		$5,982	$5,836	$5,209
Ratios (as a percentage of average daily net assets):
Expenses(6)	0.85	%(7)	0.85%	0.85%	0.85	%(7)
Net investment income	1.91	%(7)	1.21%	1.63%	0.52	%(7)
Portfolio Turnover	3	%(4)	49%	38%	13	%(4)

(1)	For the period from the start of business, December 20, 2012, to January 31, 2013.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

During the period ended January 31, 2013, the sub-adviser reimbursed the Fund for a net loss realized on the disposal of an investment which did not meet the Fund’s investment guidelines. The reimbursement had no effect on total return for the period ended January 31, 2013.

(6)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 2.68%, 2.48%, 2.86% and 10.98% of average daily net assets for the six months ended July 31, 2015, the years ended January 31, 2015 and 2014 and the period ended January 31, 2013, respectively). Absent this subsidy, total return would have been lower.

(7)	Annualized.

23	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

July 31, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric Global Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund’s shares are offered to institutional investors and are sold at net asset value and are not subject to a sales charge.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities.  Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Equity-linked securities are generally valued based on the value of the underlying equity security or instrument.

Foreign Securities and Currencies.  Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund.  The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation.  Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of July 31, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

24

Parametric Global Small-Cap Fund

July 31, 2015

Notes to Financial Statements (Unaudited) — continued

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Equity-Linked Securities — Equity-linked securities are primarily used as an alternative means to more efficiently and effectively access the securities markets of emerging market countries and may also be known as participation notes, equity swaps, and zero strike calls and warrants. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or a single stock. The Fund deposits an amount of cash with its custodian (or broker, if legally permitted) in an amount near or equal to the selling price of the underlying security in exchange for an equity-linked security. Upon sale, the Fund receives cash from the broker or custodian equal to the current value of the underlying security, less transactional costs. Aside from market risk of the underlying security, there is the risk that the issuer of an equity-linked security may default on its obligation under the security. In addition, the Fund may be unable to close out such a transaction with the other party or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. Income received on equity-linked securities is recorded as dividend income.

I  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

J  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

K  Interim Financial Statements — The interim financial statements relating to July 31, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

25

Parametric Global Small-Cap Fund

July 31, 2015

Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,937,450

Gross unrealized appreciation	$1,279,886
Gross unrealized depreciation	(867,943)

Net unrealized appreciation	$411,943

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.70% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended July 31, 2015, the investment adviser and administration fee amounted to $22,074 or 0.70% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its advisory and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.85% of the Fund’s average daily net assets. This agreement may be changed or terminated after May 31, 2016. Pursuant to this agreement, EVM and Parametric were allocated $84,559 in total of the Fund’s operating expenses for the six months ended July 31, 2015.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended July 31, 2015, EVM earned $12 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $162,932 and $174,421, respectively, for the six months ended July 31, 2015.

5  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Institutional Class	Six Months Ended July 31, 2015 (Unaudited)	Year Ended January 31, 2015

Sales	—	—
Issued to shareholders electing to receive payments of distributions in Fund shares	1,952	50,528
Redemptions	(2,370)	(735)

Net increase (decrease)	(418)	49,793

At July 31, 2015, an affiliate of EVM owned 99.3% of the outstanding shares of the Fund.

26

Parametric Global Small-Cap Fund

July 31, 2015

Notes to Financial Statements (Unaudited) — continued

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

7  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended July 31, 2015.

On September 4, 2015, the Fund renewed its line of credit agreement, which expires September 2, 2016. Under the terms of the renewed credit agreement, the commitment amount was reduced to $625 million and the commitment fee on the unused portion of the line of credit was changed to an annual rate of 0.10%.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

27

Parametric Global Small-Cap Fund

July 31, 2015

Notes to Financial Statements (Unaudited) — continued

At July 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks
Asia/Pacific	$42,838	$1,452,345		$0	$1,495,183
Developed Europe	24,934	1,847,261		—	1,872,195
Developed Middle East	1,346	29,686		—	31,032
Emerging Europe	13,292	117,704		—	130,996
Latin America	165,901	—		—	165,901
Middle East/Africa	391	50,649		0	51,040
North America	2,520,042	—		—	2,520,042

Total Common Stocks	$2,768,744	$3,497,645	**	$0	$6,266,389

Equity-Linked Securities - India	$—	$54,008		$—	$54,008
Rights	9	—		—	9
Warrants	27	—		—	27
Short-Term Investments	—	28,960		—	28,960

Total Investments	$2,768,780	$3,580,613		$0	$6,349,393

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended July 31, 2015 is not presented. At July 31, 2015, the value of investments transferred between Level 1 and Level 2 during the six months then ended was not significant.

28

Parametric Global Small-Cap Fund

July 31, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

29

Parametric Global Small-Cap Fund

July 31, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Parametric Global Small-Cap Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of the Adviser, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. The Board evaluated, where relevant, the abilities and experience of the Sub-adviser’s experience employing a top-down, disciplined investment processes that emphasizes broad exposure and diversification. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Fund by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Fund, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading,

30

Parametric Global Small-Cap Fund

July 31, 2015

Board of Trustees’ Contract Approval — continued

frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-year period ended September 30, 2014 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

31

Parametric Global Small-Cap Fund

July 31, 2015

Officers and Trustees

Officers of Parametric Global Small-Cap Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Parametric Global Small-Cap Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

32

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

33

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

7790 7.31.15

Parametric International Equity Fund Semiannual Report July 31, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report July 31, 2015

Parametric International Equity Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	30

Officers and Trustees	33

Important Notices	34

Parametric International Equity Fund

July 31, 2015

Performance1,2

Portfolio Managers Thomas Seto and Paul Bouchey, CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Investor Class at NAV	04/01/2010	04/01/2010	7.09%	0.76%	7.73%	6.39%
Institutional Class at NAV	04/01/2010	04/01/2010	7.26	0.99	8.00	6.66
MSCI EAFE Index	—	—	7.19%	–0.28%	8.01%	6.29%

% Total Annual Operating Expense Ratios[3]					Investor Class	Institutional Class
Gross					1.19%	0.94%
Net					0.90	0.65

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric International Equity Fund

July 31, 2015

Fund Profile

Sector Allocation (% of net assets)4

Geographic Allocation (% of common stocks)

Top 10 Holdings (% of net assets)4

Vodafone Group PLC	1.1%
Nestle SA	1.1
Novartis AG	1.0
Royal Dutch Shell PLC, Class A	0.8
National Grid PLC	0.8
Iliad SA	0.8
Telstra Corp., Ltd.	0.8
Compagnie Financiere Richemont SA, Class A	0.8
Deutsche Telekom AG	0.8
Total SA	0.7
Total	8.7%

See Endnotes and Additional Disclosures in this report.

3

Parametric International Equity Fund

July 31, 2015

Endnotes and Additional Disclosures

[1]

MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 8/10/16. Without the reimbursement, if applicable, performance would have been lower.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Parametric International Equity Fund

July 31, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2015 – July 31, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/1/15)	Ending Account Value (7/31/15)	Expenses Paid During Period* (2/1/15 – 7/31/15)		Annualized Expense Ratio

Actual
Investor Class	$1,000.00	$1,070.90	$4.62	**	0.90%
Institutional Class	$1,000.00	$1,072.60	$3.34	**	0.65%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,020.30	$4.51	**	0.90%
Institutional Class	$1,000.00	$1,021.60	$3.26	**	0.65%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2015.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

5

Parametric International Equity Fund

July 31, 2015

Portfolio of Investments (Unaudited)

Common Stocks — 99.4%

Security	Shares	Value

Australia — 7.9%
AGL Energy, Ltd.	27,033	$328,945
Amalgamated Holdings, Ltd.	3,962	36,478
Amcor, Ltd.	10,892	114,449
Ansell, Ltd.	2,656	48,551
APA Group	44,180	292,320
APN News & Media, Ltd.(1)	27,358	14,261
ARB Corp., Ltd.	2,740	28,416
Ardent Leisure Group	12,741	22,493
Aristocrat Leisure, Ltd.	13,434	84,033
Asciano, Ltd.	19,164	113,761
Aurizon Holdings, Ltd.	9,545	36,895
AusNet Services	38,579	39,191
Australia and New Zealand Banking Group, Ltd.	8,138	194,079
Automotive Holdings Group, Ltd.	8,319	26,707
Beach Energy, Ltd.	39,630	28,120
Bega Cheese, Ltd.	6,296	21,861
BHP Billiton, Ltd.	23,969	462,779
Boral, Ltd.	6,180	29,936
Brambles, Ltd.	25,682	203,719
Breville Group, Ltd.	3,592	17,916
Caltex Australia, Ltd.	5,221	131,523
Cardno, Ltd.	9,576	20,027
carsales.com, Ltd.	10,059	79,626
Coca-Cola Amatil, Ltd.	12,701	85,984
Commonwealth Bank of Australia	4,269	272,594
Computershare, Ltd.	18,612	167,883
CSL, Ltd.	8,437	609,507
CSR, Ltd.	13,956	38,083
Dexus Property Group	10,799	61,282
Domino’s Pizza Enterprises, Ltd.	1,673	49,342
Drillsearch Energy, Ltd.(1)	92,745	59,815
DUET Group	43,561	69,995
Echo Entertainment Group, Ltd.	16,693	61,120
ERM Power, Ltd.	12,209	19,187
Federation Centres	34,152	74,744
Goodman Group	4,772	22,758
GPT Group (The)	15,885	53,395
GrainCorp, Ltd., Class A	8,239	53,653
GUD Holdings, Ltd.	3,393	23,167
GWA Group, Ltd.	11,240	19,912
Harvey Norman Holdings, Ltd.	24,339	79,167
Healthscope, Ltd.	21,535	43,015
Incitec Pivot, Ltd.	11,121	29,383
Invocare, Ltd.	3,082	30,399

Security	Shares	Value

Australia (continued)
IRESS, Ltd.	9,077	$68,873
iSentia Group, Ltd.	12,985	33,073
James Hardie Industries PLC CDI	4,080	56,426
JB Hi-Fi, Ltd.	2,369	33,381
Macquarie Atlas Roads Group	13,855	34,571
McMillan Shakespeare, Ltd.	2,231	23,200
Mirvac Group	42,165	58,090
Myer Holdings, Ltd.	43,985	40,337
MYOB Group, Ltd.(1)	20,236	52,373
National Australia Bank, Ltd.	2,718	68,980
Navitas, Ltd.	7,563	22,774
New Hope Corp., Ltd.	11,960	16,700
Newcrest Mining, Ltd.(1)	6,314	52,227
Nine Entertainment Co. Holdings, Ltd.	20,195	22,539
Oil Search, Ltd.	25,401	138,187
Origin Energy, Ltd.	21,736	179,857
Orora, Ltd.	13,920	23,681
Premier Investments, Ltd.	3,446	33,548
Primary Health Care, Ltd.	7,957	26,716
Prime Media Group, Ltd.	32,363	15,350
Ramsay Health Care, Ltd.	3,014	147,014
Recall Holdings, Ltd.	7,050	36,968
Retail Food Group, Ltd.	8,090	31,500
Rio Tinto, Ltd.	3,174	121,936
SAI Global, Ltd.	7,632	24,993
Scentre Group	14,175	40,936
Sonic Healthcare, Ltd.	9,334	140,833
South32, Ltd.(1)	62,350	81,351
Southern Cross Media Group, Ltd.	25,786	18,162
Spark Infrastructure Group	43,233	61,051
Spotless Group Holdings, Ltd.	21,982	31,375
Stockland	7,062	21,889
STW Communications Group, Ltd.	74,259	40,954
Suncorp Group, Ltd.	8,470	88,172
Super Retail Group, Ltd.	3,746	25,212
Sydney Airport	30,374	124,372
Tabcorp Holdings, Ltd.	22,318	78,854
Tatts Group, Ltd.	45,995	133,575
Technology One, Ltd.	15,700	45,689
Telstra Corp., Ltd.	193,394	915,737
Tox Free Solutions, Ltd.	9,194	19,452
Transpacific Industries Group, Ltd.	55,685	28,804
Transurban Group	33,410	243,171
Treasury Wine Estates, Ltd.	8,985	37,756
Veda Group, Ltd.	21,772	38,913
Village Roadshow, Ltd.	4,552	21,334

6	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Australia (continued)
Vocus Communications, Ltd.	11,297	$50,848
Washington H. Soul Pattinson & Co., Ltd.	5,073	50,789
Wesfarmers, Ltd.	13,792	426,884
Westfield Corp.	5,863	42,881
Westpac Banking Corp.	9,340	237,481
Whitehaven Coal, Ltd.(1)	54,939	47,963
Woodside Petroleum, Ltd.	14,034	364,907
Woolworths, Ltd.	18,499	385,939

		$9,509,049

Austria — 1.0%
ams AG	4,147	$179,828
Andritz AG	1,285	71,669
CA Immobilien Anlagen AG	1,562	28,091
Conwert Immobilien Invest SE(1)	2,111	25,630
DO & Co. AG	559	58,351
EVN AG	2,151	24,262
Flughafen Wien AG	562	48,499
Immofinanz AG(1)	26,800	65,824
Oesterreichische Post AG	1,018	45,480
OMV AG	5,459	145,075
Porr AG	788	23,097
Raiffeisen Bank International AG(1)	2,576	37,755
RHI AG	858	21,288
Schoeller-Bleckmann Oilfield Equipment AG	688	38,911
Telekom Austria AG	7,553	51,099
UNIQA Insurance Group AG	2,146	20,279
Verbund AG	6,179	95,692
Vienna Insurance Group	607	20,935
Voestalpine AG	3,799	162,888

		$1,164,653

Belgium — 1.9%
Ackermans & van Haaren NV	418	$63,919
Ageas	1,632	67,194
Agfa-Gevaert NV(1)	9,696	29,211
Anheuser-Busch InBev NV	3,174	379,235
Barco NV	628	41,557
Befimmo SCA Sicafi	400	25,345
Bekaert SA	730	21,343
bpost SA	4,751	134,451
Cofinimmo	337	36,203
Colruyt SA	793	38,500
Compagnie d’Entreprises CFE	570	76,061
D’Ieteren SA NV	858	31,389

Security	Shares	Value

Belgium (continued)
Econocom Group SA/NV	2,876	$26,592
Elia System Operator SA NV	1,508	63,235
Euronav SA	2,461	37,594
EVS Broadcast Equipment SA	507	14,306
Fagron	1,218	57,206
Galapagos NV(1)	1,186	71,157
Groupe Bruxelles Lambert SA	1,247	102,907
Melexis NV	557	29,800
Nyrstar NV(1)	6,856	20,155
Ontex Group NV	1,200	36,450
Proximus	6,399	241,218
Sofina SA	347	40,003
Solvay SA	1,196	160,004
Telenet Group Holding NV(1)	3,343	188,683
Tessenderlo Chemie NV(1)	739	28,971
UCB SA	2,350	181,836
Umicore SA	1,929	84,506

		$2,329,031

Denmark — 1.9%
A.P. Moller-Maersk A/S, Class A	39	$64,461
A.P. Moller-Maersk A/S, Class B	54	91,994
Bakkafrost P/F	1,915	58,133
Carlsberg A/S, Class B	2,872	250,224
Chr Hansen Holding A/S	2,107	116,429
Coloplast A/S, Class B	475	34,275
Danske Bank A/S	7,600	237,610
DSV A/S	2,805	96,014
GN Store Nord A/S	898	18,266
ISS A/S	890	30,711
Matas AS	1,465	30,215
Novo Nordisk A/S, Class B	5,242	309,364
Novozymes A/S, Class B	5,006	261,671
Pandora A/S	2,848	320,695
Royal Unibrew A/S	945	30,925
SimCorp A/S	1,201	51,275
TDC A/S	26,972	203,470
Topdanmark A/S(1)	1,346	37,194
Tryg A/S	3,425	68,935
William Demant Holding A/S(1)	198	15,098

		$2,326,959

Finland — 2.0%
Amer Sports Oyj	3,707	$108,122
Elisa Oyj	8,462	284,895

7	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Finland (continued)
Fiskars Oyj Abp	2,200	$46,933
Fortum Oyj	12,481	219,150
Huhtamaki Oyj	1,924	68,280
Kesko Oyj, Class B	5,825	226,729
Kone Oyj, Class B	2,308	96,859
Metsa Board Oyj	3,454	24,609
Neste Oyj	7,267	202,467
Nokia Oyj	29,895	211,696
Nokian Renkaat Oyj	2,076	62,388
Oriola-KD Oyj, Series B(1)	6,575	32,011
Orion Oyj, Class B	5,220	217,923
Sampo Oyj, Class A	4,572	226,226
Sanoma Oyj	6,906	25,264
Sponda Oyj	5,906	23,529
Tieto Oyj	900	23,045
UPM-Kymmene Oyj	7,890	145,742
Uponor Oyj	1,690	26,794
Valmet Oyj	2,592	30,676
Wartsila Oyj	1,458	67,016

		$2,370,354

France — 7.9%
Accor SA	1,838	$90,105
ADP	489	58,623
Air Liquide SA	5,622	732,070
Airbus Group SE	2,312	164,118
Alstom SA(1)	1,526	44,818
Alten SA	1,223	61,633
Altran Technologies SA	4,114	48,576
Atos	1,902	144,526
BNP Paribas SA	4,318	280,874
Bouygues SA	1,412	51,870
Cap Gemini SA	2,239	213,895
Christian Dior SE	490	101,355
CNP Assurances	2,298	38,622
Danone SA	4,390	297,828
Dassault Systemes SA	2,724	205,412
Edenred	900	22,433
Engie	33,939	650,865
Eramet(1)	796	52,424
Essilor International SA	1,353	173,292
Euler Hermes SA	307	31,984
Eurazeo SA	700	45,490
Eutelsat Communications SA	525	16,000
Fonciere des Regions	629	54,313
GameLoft SE(1)	5,348	25,292

Security	Shares	Value

France (continued)
Gecina SA	349	$44,685
Groupe Eurotunnel SE	4,517	64,895
Hermes International	100	38,888
ICADE	448	33,213
Iliad SA	3,993	948,258
Imerys SA	1,811	136,442
Ingenico Group	1,085	142,117
Kering SA	354	68,172
Klepierre	1,536	69,886
Korian SA	564	20,102
L’Oreal SA	1,885	352,331
Lagardere SCA	1,608	48,090
Legrand SA	1,439	88,523
LVMH Moet Hennessy Louis Vuitton SE	1,313	245,608
Natixis SA	8,039	59,000
Neopost SA	1,240	49,810
Orpea	324	24,452
Pernod-Ricard SA	1,754	209,809
Publicis Groupe SA	996	75,325
Remy Cointreau SA	963	68,444
Rexel SA	1,252	19,717
Rubis SCA	2,785	200,171
Safran SA	1,656	125,377
Sanofi	6,770	729,746
SCOR SE	1,975	75,683
Societe BIC SA	432	73,972
Sodexo SA	863	80,380
Sopra Steria Group	432	41,273
Suez Environnement Co. SA	4,251	81,475
Technip SA	2,280	129,556
Thales SA	1,044	70,551
Total SA	17,486	862,811
Unibail-Rodamco SE	496	131,839
Vicat	726	53,993
Vinci SA	2,031	130,163
Vivendi SA	6,567	172,560
Wendel SA	480	63,911
Zodiac Aerospace	1,509	44,980

		$9,482,626

Germany — 7.8%
Adidas AG	1,352	$110,637
Allianz SE	2,469	404,453
alstria office REIT AG	2,172	30,000
BASF SE	5,928	512,266

8	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Germany (continued)
Bayer AG	4,855	$716,969
Bayerische Motoren Werke AG	1,708	171,271
Bayerische Motoren Werke AG, PFC Shares	687	53,772
Beiersdorf AG	2,901	247,860
Bilfinger SE	1,287	53,157
Brenntag AG	2,480	137,913
Celesio AG	843	24,573
Continental AG	614	137,268
Deutsche Annington Immobilien SE	1,673	52,197
Deutsche Boerse AG	923	83,846
Deutsche EuroShop AG	619	27,666
Deutsche Telekom AG	49,948	903,182
Deutsche Wohnen AG	3,834	94,593
E.ON SE	54,364	717,946
Fraport AG	1,039	68,218
Fresenius Medical Care AG & Co. KGaA	1,217	99,578
Fresenius SE & Co. KGaA	1,869	129,327
Fuchs Petrolub SE, PFC Shares	490	21,295
Gerresheimer AG	360	26,491
Grand City Properties SA	1,598	27,627
Hannover Rueck SE	760	80,686
Henkel AG & Co. KGaA	1,664	167,825
Henkel AG & Co. KGaA, PFC Shares	4,002	474,421
Hugo Boss AG	623	75,119
Jenoptik AG	3,183	41,619
K&S AG	1,896	77,793
Kabel Deutschland Holding AG(1)	314	42,614
KION Group AG	588	26,945
Krones AG	267	30,781
KWS Saat SE	176	57,227
LANXESS AG	989	57,112
LEG Immobilien AG	453	32,966
Linde AG	1,381	260,641
MAN AG	882	91,967
Merck KGaA	594	60,448
MTU Aero Engines AG	1,070	98,546
Muenchener Rueckversicherungs-Gesellschaft AG	977	179,552
Nemetschek AG	1,372	50,760
Porsche Automobil Holding SE, PFC Shares	1,013	76,351
ProSiebenSat.1 Media SE	2,109	107,819
Rational AG	70	27,313
RWE AG	14,435	300,632
SAP SE	9,783	702,841
Siemens AG	4,885	523,408
Software AG	3,450	103,223
Stada Arzneimittel AG	691	26,598

Security	Shares	Value

Germany (continued)
Suedzucker AG	4,770	$78,673
Symrise AG	1,375	91,420
TAG Immobilien AG	2,395	27,071
Talanx AG(1)	794	25,336
Telefonica Deutschland Holdings AG	18,638	115,595
TUI AG	1,983	34,063
Volkswagen AG	452	91,424
Volkswagen AG, PFC Shares	642	128,768
Wacker Chemie AG	535	53,719
Wirecard AG	2,865	113,519

		$9,386,900

Hong Kong — 4.0%
AIA Group, Ltd.	27,200	$177,274
Alibaba Health Information Technology, Ltd.(1)	86,000	79,765
ASM Pacific Technology, Ltd.	8,700	78,819
Bank of East Asia, Ltd. (The)	17,600	71,278
Bloomage BioTechnology Corp, Ltd.	10,000	18,073
BOC Hong Kong (Holdings), Ltd.	18,000	72,385
Brightoil Petroleum Holdings, Ltd.(1)	103,000	37,807
Cafe de Coral Holdings, Ltd.	6,000	21,045
Cathay Pacific Airways, Ltd.	11,000	25,999
Cheung Kong Infrastructure Holdings, Ltd.	14,000	121,468
Cheung Kong Property Holdings, Ltd.(1)	18,996	158,294
China Innovationpay Group, Ltd.(1)	484,000	42,429
China Regenerative Medicine International, Ltd.(1)	765,000	47,338
China Traditional Chinese Medicine Co., Ltd.(1)	68,000	51,431
Chow Sang Sang Holdings International, Ltd.	12,000	23,231
CK Hutchison Holdings, Ltd.	23,996	356,184
CLP Holdings, Ltd.	29,500	250,149
Dairy Farm International Holdings, Ltd.	12,600	104,134
Esprit Holdings, Ltd.	72,700	69,765
Fosun International, Ltd.	59,000	124,296
G-Resources Group, Ltd.	852,000	25,190
Galaxy Entertainment Group, Ltd.	30,000	137,953
GCL New Energy Holdings, Ltd.(1)	224,000	15,854
Global Brands Group Holdings, Ltd.(1)	126,000	27,922
Hang Lung Group, Ltd.	5,000	22,601
Hang Lung Properties, Ltd.	10,000	28,687
Hang Seng Bank, Ltd.	4,800	98,461
Hao Tian Development Group, Ltd.(1)	534,000	51,763
Henderson Land Development Co., Ltd.	6,050	39,998
HK Electric Investments & HK Electric Investments, Ltd.(2)	144,000	99,929
HKT Trust and HKT, Ltd.	140,000	170,418
Honbridge Holdings, Ltd.(1)	122,000	21,084
Hong Kong Exchanges and Clearing, Ltd.	3,700	100,492

9	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Hong Kong (continued)
Hongkong Land Holdings, Ltd.	4,000	$30,776
Hopewell Holdings, Ltd.	19,500	67,269
IGG, Inc.	53,000	26,258
Jardine Matheson Holdings, Ltd.	2,800	152,071
Jardine Strategic Holdings, Ltd.	2,000	60,079
Kingston Financial Group, Ltd.	158,000	57,371
Kong Sun Holdings, Ltd.(1)	500,000	67,006
KuangChi Science, Ltd.(1)	135,000	34,392
Lee’s Pharmaceutical Holdings, Ltd.	9,500	15,981
Li & Fung, Ltd.	104,000	80,584
Lifestyle International Holdings, Ltd.	11,000	17,936
Link REIT (The)	19,000	111,702
Macau Legend Development, Ltd.(1)	79,000	21,474
Man Wah Holdings, Ltd.	15,600	14,016
MGM China Holdings, Ltd.	8,400	17,799
MTR Corp., Ltd.	19,000	84,588
NWS Holdings, Ltd.	17,000	25,421
Pacific Textiles Holdings, Ltd.	15,000	23,816
PAX Global Technology, Ltd.(1)	55,000	88,097
PCCW, Ltd.	187,000	111,907
Power Assets Holdings, Ltd.	25,500	240,032
Sands China, Ltd.	25,200	111,214
Shangri-La Asia, Ltd.	18,000	23,181
Sino Land Co., Ltd.	22,000	34,193
Sino Oil and Gas Holdings, Ltd.(1)	1,125,000	24,371
SJM Holdings, Ltd.	20,000	23,265
Stella International Holdings, Ltd.	9,500	25,594
Sun Hung Kai Properties, Ltd.	5,000	76,724
Superb Summit International Group, Ltd.(1)(3)	230,000	0
Swire Pacific, Ltd., Class A	3,000	38,459
Television Broadcasts, Ltd.	4,600	24,241
Texwinca Holdings, Ltd.	18,000	21,765
Town Health International Medical Group, Ltd.	120,000	27,389
VTech Holdings, Ltd.	10,200	126,895
Wynn Macau, Ltd.	18,400	37,946
Yue Yuen Industrial Holdings, Ltd.	10,000	32,550

		$4,747,878

Ireland — 2.0%
Bank of Ireland(1)	626,258	$263,018
CRH PLC	12,123	358,559
Dalata Hotel Group PLC(1)	11,357	52,161
DCC PLC	2,167	171,245
Dragon Oil PLC	11,128	127,332
FBD Holdings PLC	1,257	10,564
FleetMatics Group PLC(1)	5,094	243,850

Security	Shares	Value

Ireland (continued)
Fly Leasing, Ltd. ADR	2,161	$32,501
Glanbia PLC	5,942	123,905
Grafton Group PLC	7,383	82,934
Green REIT PLC	16,052	26,999
Hibernia REIT PLC	16,439	23,720
ICON PLC(1)	5,014	405,131
Irish Continental Group PLC	7,510	36,063
Kenmare Resources PLC(1)	109,911	6,013
Kerry Group PLC, Class A	2,866	217,788
Paddy Power PLC	2,886	257,684

		$2,439,467

Israel — 1.9%
Azrieli Group	575	$23,872
Bank Hapoalim B.M.	20,465	113,787
Bezeq Israeli Telecommunication Corp., Ltd.	159,013	293,259
Caesarstone Sdot-Yam, Ltd.	936	67,149
Check Point Software Technologies, Ltd.(1)	2,200	177,694
Delek Automotive Systems, Ltd.	2,964	33,001
Delek Group, Ltd.	197	58,178
Elbit Systems, Ltd.	1,766	145,804
Gazit-Globe, Ltd.	2,355	27,789
Israel Chemicals, Ltd.	36,509	252,652
Israel Corp., Ltd.	199	70,202
Israel Discount Bank, Ltd., Series A(1)	37,711	76,156
Kenon Holdings, Ltd.(1)	1,393	21,876
Mizrahi Tefahot Bank, Ltd.	6,299	80,815
Mobileye NV(1)	1,314	78,971
NICE Systems, Ltd.	790	50,721
Oil Refineries, Ltd.(1)	99,305	41,000
Osem Investment, Ltd.	3,280	69,753
Paz Oil Co., Ltd.	774	124,803
Sarine Technologies, Ltd.	24,100	34,733
Shikun & Binui, Ltd.	24,887	58,293
SodaStream International, Ltd.(1)	1,340	24,053
Strauss Group, Ltd.(1)	2,832	44,634
Teva Pharmaceutical Industries, Ltd. ADR	5,102	352,140
Tower Semiconductor, Ltd.(1)	467	6,291

		$2,327,626

Italy — 3.9%
Ansaldo STS SpA	6,279	$64,978
Assicurazioni Generali SpA	7,144	140,789
Atlantia SpA	8,406	224,475
Autogrill SpA(1)	4,891	44,162

10	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Italy (continued)
Banca Monte dei Paschi di Siena SpA(1)	2,690	$5,346
Banca Popolare di Milano Scarl	32,000	34,613
Banca Popolare di Sondrio Scarl	7,176	36,513
Brembo SpA	901	40,619
Brunello Cucinelli SpA	1,077	20,299
Buzzi Unicem SpA	8,143	139,013
CNH Industrial NV	16,821	150,961
Danieli & C Officine Meccaniche SpA, PFC Shares	1,258	19,865
Davide Campari-Milano SpA	13,191	105,550
De’Longhi SpA	1,326	32,317
DiaSorin SpA	1,861	85,481
Ei Towers SpA	915	58,774
Enel Green Power SpA	26,815	55,702
Enel SpA	77,818	365,663
ENI SpA	29,563	517,371
Esprinet SpA	1,400	12,365
EXOR SpA	1,603	80,656
Hera SpA	8,691	21,922
Industria Macchine Automatiche SpA	435	22,523
Interpump Group SpA	3,123	53,056
Intesa Sanpaolo SpA	61,330	236,129
Intesa Sanpaolo SpA, PFC Shares	8,400	28,037
Italcementi SpA	5,848	64,643
Italmobiliare SpA, PFC Shares	956	25,346
Luxottica Group SpA	1,955	141,770
Mediobanca SpA	7,502	81,757
Moncler SpA	2,119	43,057
Parmalat SpA	15,867	41,745
Pirelli & C. SpA	4,439	73,395
Prada SpA	7,400	34,059
Recordati SpA	6,078	151,378
Reply SpA	289	32,613
Saipem SpA(1)	2,600	22,690
Salini Impregilo SpA	11,163	53,265
Salvatore Ferragamo SpA	1,601	50,633
Snam SpA	22,478	110,611
Societa Iniziative Autostradali e Servizi SpA	2,008	23,626
Sorin SpA(1)	26,970	77,981
STMicroelectronics NV	28,651	224,262
Telecom Italia SpA(1)	456,478	604,882
Tenaris SA	5,074	64,137
Terna Rete Elettrica Nazionale SpA	16,318	76,105
Tiscali SpA(1)	95,908	6,381
Tod’s SpA	613	61,924
UnipolSai SpA	12,219	31,751
Yoox SpA(1)	851	28,758

		$4,723,948

Security	Shares	Value

Japan — 15.7%
Aeon Co., Ltd.	7,100	$108,493
Air Water, Inc.	3,000	52,041
Ajinomoto Co., Inc.	7,000	160,982
Alfresa Holdings Corp.	2,400	40,193
Asahi Glass Co., Ltd.	6,000	35,153
Asahi Group Holdings, Ltd.	4,400	147,462
Asahi Kasei Corp.	11,000	83,559
Asics Corp.	1,300	37,360
Astellas Pharma, Inc.	9,500	142,993
Bank of Kyoto, Ltd. (The)	3,000	35,374
Bank of Yokohama, Ltd. (The)	7,000	44,478
Bridgestone Corp.	2,400	90,468
Calbee, Inc.	1,500	66,837
Canon, Inc.	6,600	211,168
Central Japan Railway Co.	800	139,953
Chiba Bank, Ltd. (The)	7,000	55,776
Chubu Electric Power Co., Inc.	20,900	354,537
Chugai Pharmaceutical Co., Ltd.	3,000	109,125
Chugoku Bank, Ltd. (The)	2,000	31,240
Citizen Holdings Co., Ltd.	5,500	36,693
Coca-Cola West Co., Ltd.	3,200	64,456
Cosmo Oil Co., Ltd.(1)	52,000	84,212
Dai Nippon Printing Co., Ltd.	6,000	66,577
Daicel Corp.	4,000	54,216
Daido Steel Co., Ltd.	12,000	45,511
Daihatsu Motor Co., Ltd.	3,900	55,387
Daikin Industries, Ltd.	1,300	84,016
Daito Trust Construction Co., Ltd.	300	31,681
Daiwa House Industry Co., Ltd.	4,500	111,925
DeNA Co., Ltd.	2,800	55,626
Denki Kagaku Kogyo K.K.	9,000	37,427
Denso Corp.	2,600	128,871
Dentsu, Inc.	2,600	147,138
DIC Corp.	12,000	28,238
Disco Corp.	300	23,181
Dowa Holdings Co., Ltd.	5,000	47,508
East Japan Railway Co.	1,500	147,971
Eisai Co., Ltd.	2,000	130,530
Electric Power Development Co., Ltd.	4,300	148,616
FamilyMart Co., Ltd.	600	28,997
FANUC Corp.	600	100,072
Fast Retailing Co., Ltd.	200	98,939
Fuji Electric Co., Ltd.	9,000	37,208
FUJIFILM Holdings Corp.	3,600	142,771
Fujitsu, Ltd.	11,000	57,705
Fukuoka Financial Group, Inc.	7,000	35,975

11	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)
Hachijuni Bank, Ltd. (The)	5,000	$38,803
Hamamatsu Photonics K.K.	2,200	57,214
Hankyu Hanshin Holdings, Inc.	8,000	50,536
Hirose Electric Co., Ltd.	400	47,715
Hiroshima Bank, Ltd. (The)	7,000	41,022
Hisamitsu Pharmaceutical Co., Inc.	800	29,082
Hitachi Chemical Co., Ltd.	1,500	26,524
Hitachi Metals, Ltd.	3,000	44,601
Hokkaido Electric Power Co., Inc.(1)	5,300	63,914
Hokuhoku Financial Group, Inc.	19,000	44,858
Hokuriku Electric Power Co.	4,600	70,713
Honda Motor Co., Ltd.	5,700	191,506
Hoya Corp.	2,800	118,407
Hulic Co., Ltd.	2,300	22,748
Ibiden Co., Ltd.	2,400	39,679
Idemitsu Kosan Co., Ltd.	3,200	58,819
INPEX Corp.	7,200	78,233
Isetan Mitsukoshi Holdings, Ltd.	3,600	65,489
ITOCHU Corp.	4,900	59,985
Iyo Bank, Ltd. (The)	6,000	76,284
Japan Airlines Co., Ltd.	1,000	37,729
Japan Exchange Group, Inc.	1,300	45,250
Japan Real Estate Investment Corp.	5	22,423
Japan Retail Fund Investment Corp.	17	33,324
Japan Tobacco, Inc.	6,900	267,835
JGC Corp.	2,000	34,156
Joyo Bank, Ltd. (The)	9,000	53,230
JSR Corp.	2,400	39,937
JX Holdings, Inc.	59,300	252,783
Kakaku.com, Inc.	2,000	31,790
Kaken Pharmaceutical Co., Ltd.	2,000	74,517
Kaneka Corp.	6,000	43,290
Kansai Electric Power Co., Inc. (The)(1)	12,600	170,847
Kansai Paint Co., Ltd.	4,000	65,109
KDDI Corp.	29,300	743,812
Keikyu Corp.	5,000	41,128
Keio Corp.	5,000	41,600
Kewpie Corp.	1,400	31,655
Keyence Corp.	300	151,121
Kikkoman Corp.	2,000	69,902
Kintetsu Group Holdings Co., Ltd.	12,000	42,747
Kirin Holdings Co., Ltd.	7,500	115,319
Kobayashi Pharmaceutical Co., Ltd.	700	54,909
Koito Manufacturing Co., Ltd.	1,800	70,715
Konami Corp.	2,400	50,052
Konica Minolta, Inc.	6,700	83,503

Security	Shares	Value

Japan (continued)
Kubota Corp.	6,000	$102,616
Kuraray Co., Ltd.	3,500	41,261
Kyocera Corp.	2,000	102,979
Kyowa Hakko Kirin Co., Ltd.	5,000	81,359
Kyushu Electric Power Co., Inc.(1)	12,800	181,382
Lawson, Inc.	1,000	74,381
Lion Corp.	8,000	68,785
LIXIL Group Corp.	1,100	22,053
M3, Inc.	2,200	51,842
Makita Corp.	1,000	55,207
Marubeni Corp.	16,300	90,587
Maruichi Steel Tube, Ltd.	1,200	30,918
Matsumotokiyoshi Holdings Co., Ltd.	1,000	48,262
MEIJI Holdings Co., Ltd.	700	99,423
Miraca Holdings, Inc.	800	36,822
Mitsubishi Chemical Holdings Corp.	14,500	94,636
Mitsubishi Corp.	5,000	107,884
Mitsubishi Estate Co., Ltd.	4,000	88,830
Mitsubishi Gas Chemical Co., Inc.	10,000	55,473
Mitsubishi Materials Corp.	18,000	65,161
Mitsubishi Motors Corp.	7,000	59,508
Mitsubishi Tanabe Pharma Corp.	3,600	59,939
Mitsubishi UFJ Financial Group, Inc.	44,100	320,919
Mitsui & Co., Ltd.	5,400	70,066
Mitsui Chemicals, Inc.	14,000	52,437
Mitsui Fudosan Co., Ltd.	3,000	85,336
Mitsui O.S.K. Lines, Ltd.	8,000	23,993
Mizuho Financial Group, Inc.	69,700	151,982
Murata Manufacturing Co., Ltd.	1,100	162,968
NEC Corp.	15,000	47,907
NGK Spark Plug Co., Ltd.	1,900	50,297
NH Foods, Ltd.	2,000	48,611
Nidec Corp.	800	71,525
Nihon Kohden Corp.	1,200	26,619
Nikon Corp.	2,300	27,358
Nintendo Co., Ltd.	700	122,948
Nippon Building Fund, Inc.	14	62,566
Nippon Electric Glass Co., Ltd.	8,000	38,818
Nippon Express Co., Ltd.	6,000	31,718
Nippon Kayaku Co., Ltd.	4,000	40,520
Nippon Paint Holdings Co., Ltd.	2,000	57,324
Nippon Paper Industries Co., Ltd.	1,900	31,175
Nippon Shinyaku Co., Ltd.	2,000	66,703
Nippon Shokubai Co., Ltd.	3,000	44,306
Nippon Telegraph & Telephone Corp.	18,200	700,932
Nippon Yusen K.K.	16,000	43,737

12	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)
Nishi-Nippon City Bank, Ltd. (The)	8,000	$24,295
Nissan Chemical Industries, Ltd.	2,000	43,860
Nissan Motor Co., Ltd.	9,100	86,582
Nisshin Seifun Group, Inc.	3,800	54,464
Nissin Foods Holdings Co., Ltd.	1,500	67,596
Nitori Holdings Co., Ltd.	400	35,860
Nitto Denko Corp.	2,100	158,934
Nomura Research Institute, Ltd.	900	36,915
NTT Data Corp.	2,200	105,114
NTT DoCoMo, Inc.	32,600	688,360
Obic Co., Ltd.	1,000	47,445
Odakyu Electric Railway Co., Ltd.	4,000	40,008
Okinawa Electric Power Co., Inc. (The)	1,300	32,483
Ono Pharmaceutical Co., Ltd.	1,100	132,526
Oracle Corp. Japan	1,400	58,919
Oriental Land Co., Ltd.	800	50,741
Osaka Gas Co., Ltd.	48,000	191,931
Otsuka Holdings Co., Ltd.	4,700	168,753
Pigeon Corp.	1,800	54,732
Rakuten, Inc.	2,500	40,175
Resona Holdings, Inc.	9,200	50,579
Ricoh Co., Ltd.	4,500	44,396
Rinnai Corp.	500	35,345
San-Ai Oil Co., Ltd.	4,000	27,924
Santen Pharmaceutical Co., Ltd.	5,500	80,916
Sawai Pharmaceutical Co., Ltd.	1,000	61,210
SECOM Co., Ltd.	1,500	100,914
Sekisui Chemical Co., Ltd.	2,000	22,190
Sekisui House, Ltd.	3,000	44,566
Seven Bank, Ltd.	9,500	45,246
Sharp Corp.(1)	20,000	26,464
Shimadzu Corp.	4,000	59,545
Shimamura Co., Ltd.	400	41,272
Shimano, Inc.	300	41,590
Shin-Etsu Chemical Co., Ltd.	3,200	191,360
Shionogi & Co., Ltd.	3,500	139,439
Shiseido Co., Ltd.	4,100	99,172
Shizuoka Bank, Ltd. (The)	7,000	79,069
Showa Denko K.K.	23,000	28,352
Showa Shell Sekiyu K.K.	6,200	58,222
SMC Corp.	200	50,664
Sumitomo Corp.	6,300	71,520
Sumitomo Metal Mining Co., Ltd.	8,000	107,562
Sumitomo Mitsui Financial Group, Inc.	4,300	193,904
Sumitomo Osaka Cement Co., Ltd.	12,000	44,991
Suntory Beverage & Food, Ltd.	1,200	50,691

Security	Shares	Value

Japan (continued)
Suruga Bank, Ltd.	3,800	$81,597
Sysmex Corp.	2,200	142,363
Taiheiyo Cement Corp.	12,000	39,564
Taisho Pharmaceutical Holdings Co., Ltd.	1,400	93,939
Takashimaya Co., Ltd.	6,000	57,397
Takeda Pharmaceutical Co., Ltd.	4,800	241,494
TDK Corp.	700	48,947
TEIJIN, Ltd.	12,000	43,796
Toho Gas Co., Ltd.	21,000	125,453
Tokio Marine Holdings, Inc.	2,500	104,108
Tokyo Gas Co., Ltd.	56,000	302,352
Tokyu Corp.	7,000	51,443
Tokyu Fudosan Holdings Corp.	4,000	30,179
TonenGeneral Sekiyu K.K.	10,000	99,983
Toray Industries, Inc.	19,000	151,190
Toshiba Corp.	14,000	42,791
Tosoh Corp.	7,000	36,492
TOTO, Ltd.	3,000	48,832
Toyo Suisan Kaisha, Ltd.	1,400	52,901
Toyota Motor Corp.	7,400	492,764
Toyota Tsusho Corp.	1,100	27,883
Trend Micro, Inc.	1,500	54,903
Tsumura & Co.	1,300	27,255
Tsuruha Holdings, Inc.	600	52,675
Ube Industries, Ltd.	32,000	55,968
Unicharm Corp.	4,500	108,034
UNY Group Holdings Co., Ltd.	8,100	55,975
USS Co., Ltd.	2,100	36,875
West Japan Railway Co.	1,000	71,766
Yahoo! Japan Corp.	13,100	57,314
Yamaguchi Financial Group, Inc.	3,000	40,054
Yamato Holdings Co., Ltd.	1,600	35,461
Yamazaki Baking Co., Ltd.	2,000	31,862
Yokohama Rubber Co., Ltd. (The)	2,500	49,443
Zeon Corp.	6,000	58,131

		$18,841,507

Netherlands — 3.9%
Aegon NV	12,684	$97,562
Aercap Holdings NV(1)	1,800	84,312
Akzo Nobel NV	4,225	302,320
Altice SA(1)	1,339	169,031
AMG Advanced Metallurgical Group NV(1)	3,023	25,435
Arcadis NV	1,684	44,158
ASM International NV	1,283	57,689
ASML Holding NV	4,396	436,986

13	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Netherlands (continued)
AVG Technologies NV(1)	1,500	$43,110
BE Semiconductor Industries NV	1,189	28,276
Constellium NV, Class A(1)	1,900	21,090
Euronext NV(2)	672	30,666
Fugro NV(1)	3,598	75,259
Gemalto NV	1,094	93,873
Heineken NV	1,487	116,937
IMCD Group NV	1,268	46,583
ING Groep NV	34,317	583,635
InterXion Holding NV(1)	1,200	33,144
Koninklijke Ahold NV	6,370	126,774
Koninklijke DSM NV	3,099	176,858
Koninklijke KPN NV	66,651	263,343
Koninklijke Philips NV	9,890	275,597
Koninklijke Vopak NV	1,811	94,609
NN Group NV	1,200	36,975
OCI NV(1)	716	23,981
QIAGEN NV(1)	5,257	147,504
Refresco Gerber NV(1)(2)	3,342	57,205
RELX NV	23,456	390,379
Royal Boskalis Westminster NV	1,167	57,017
Royal Imtech NV(1)	5,613	17,749
Sligro Food Group NV	1,664	63,982
TKH Group NV	660	28,321
Unilever NV	13,945	624,712
Wereldhave NV	361	21,343

		$4,696,415

New Zealand — 1.0%
Argosy Property, Ltd.	60,306	$44,385
Auckland International Airport, Ltd.	36,722	131,076
Contact Energy, Ltd.	19,502	63,707
Fisher & Paykel Healthcare Corp., Ltd.	16,073	79,521
Fletcher Building, Ltd.	17,578	91,853
Infratil, Ltd.	20,557	43,825
Kiwi Property Group, Ltd.	67,261	61,219
Mighty River Power, Ltd.	16,147	29,421
Nuplex Industries, Ltd.	8,690	26,086
Precinct Properties New Zealand, Ltd.	57,750	43,640
Ryman Healthcare, Ltd.	8,800	48,778
Sky Network Television, Ltd.	14,463	58,414
SKYCITY Entertainment Group, Ltd.	20,643	60,200
Spark New Zealand, Ltd.	69,611	135,951
Xero, Ltd.(1)	10,720	125,257
Z Energy, Ltd.	32,373	123,840

		$1,167,173

Security	Shares	Value

Norway — 2.0%
Atea ASA	6,981	$60,284
Austevoll Seafood ASA	5,049	26,256
Borregaard ASA	4,154	26,321
Det Norske Oljeselskap ASA(1)	3,543	21,720
DNB ASA	9,636	157,090
Gjensidige Forsikring ASA	3,579	57,512
Golar LNG, Ltd.	2,320	99,922
IDEX ASA(1)	37,361	45,682
Kongsberg Gruppen ASA	4,193	70,236
Leroy Seafood Group ASA	1,349	46,392
Nordic Semiconductor ASA(1)	2,982	19,051
Opera Software ASA	17,007	135,798
Orkla ASA	20,408	162,647
Prosafe SE	5,622	16,407
Salmar ASA	3,093	48,910
Schibsted ASA, Class A	4,165	145,526
Schibsted ASA, Class B(1)	4,165	136,140
SpareBank 1 SMN	4,478	34,668
SpareBank 1 SR-Bank ASA	4,300	25,526
Statoil ASA	7,015	118,263
Stolt-Nielsen, Ltd.	2,767	44,703
Subsea 7 SA(1)	3,900	34,169
Telenor ASA	14,444	317,277
Thin Film Electronics ASA(1)	44,255	22,743
Tomra Systems ASA	7,121	63,060
Veidekke ASA	8,955	99,639
XXL ASA(2)	4,976	55,161
Yara International ASA	5,175	257,478

		$2,348,581

Portugal — 1.0%
Banco BPI SA(1)	20,010	$22,688
Banco Comercial Portugues SA(1)	1,508,983	115,622
CTT-Correios de Portugal SA	12,934	133,348
EDP-Energias de Portugal SA	33,754	124,848
Galp Energia SGPS SA, Class B	13,624	157,567
Jeronimo Martins SGPS SA	13,128	195,110
Mota-Engil SGPS SA	5,885	15,631
NOS SGPS SA	18,782	158,934
Pharol SGPS SA(1)	189,661	70,663
Portucel SA	38,007	144,678
REN - Redes Energeticas Nacionais SGPS SA	6,664	19,969

		$1,159,058

14	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Singapore — 1.9%
Ascendas Real Estate Investment Trust	33,000	$58,182
Biosensors International Group, Ltd.(1)	39,000	19,766
Boustead Projects, Ltd.(1)	1,500	945
Boustead Singapore, Ltd.	5,000	4,377
CapitaLand Mall Trust	23,000	33,530
City Developments, Ltd.	4,500	30,626
ComfortDelGro Corp., Ltd.	28,000	61,446
Ezion Holdings, Ltd.	80,300	50,488
Ezra Holdings, Ltd.(1)	291,000	28,544
First Resources, Ltd.	15,000	20,752
Flextronics International, Ltd.(1)	20,712	228,039
Genting Singapore PLC	119,400	76,511
Global Logistic Properties, Ltd.	13,000	21,804
Golden Agri-Resources, Ltd.	236,400	54,250
Haw Par Corp, Ltd.	3,200	20,565
Keppel Corp., Ltd.	12,100	66,102
Keppel Infrastructure Trust	169,500	64,210
Midas Holdings, Ltd.	80,000	18,338
OSIM International, Ltd.	58,000	67,427
Oversea-Chinese Banking Corp., Ltd.	13,000	97,488
Pacific Radiance, Ltd.	38,400	11,306
Petra Foods, Ltd.	11,000	22,995
Raffles Medical Group, Ltd.	14,000	48,910
Religare Health Trust	54,000	41,532
Rex International Holding, Ltd.(1)	180,000	15,850
Sembcorp Industries, Ltd.	16,000	41,616
Sheng Siong Group, Ltd.	45,400	29,585
Singapore Airport Terminal Services, Ltd.	8,800	24,151
Singapore Exchange, Ltd.	8,300	48,254
Singapore Post, Ltd.	37,200	52,972
Singapore Press Holdings, Ltd.	53,100	161,779
Singapore Technologies Engineering, Ltd.	20,000	47,817
Singapore Telecommunications, Ltd.	90,400	269,991
StarHub, Ltd.	12,000	33,504
Suntec REIT	17,000	21,098
United Overseas Bank, Ltd.	6,000	97,131
UOL Group, Ltd.	4,700	22,962
Venture Corp., Ltd.	9,000	51,498
Wilmar International, Ltd.	75,700	176,523

		$2,242,864

Spain — 3.9%
Abertis Infraestructuras SA	8,323	$136,289
Acerinox SA	5,463	66,623
Aena SA(1)(2)	619	68,150
Almirall SA	2,500	49,165

Security	Shares	Value

Spain (continued)
Amadeus IT Holding SA, Class A	12,022	$524,839
Banco de Sabadell SA	19,629	44,720
Banco Santander SA	46,504	321,562
Bankia SA	37,040	48,952
Bankinter SA	4,724	36,462
Bolsas y Mercados Espanoles SHMSF SA	760	31,386
CaixaBank SA	20,372	90,914
Cia de Distribucion Integral Logista Holdings SA	1,397	27,534
Construcciones y Auxiliar de Ferrocarriles SA	75	21,318
Distribuidora Internacional de Alimentacion SA	16,912	105,845
Ebro Foods SA	5,138	102,481
Enagas SA	2,646	74,278
Ence Energia y Celulosa SA	8,194	29,579
Faes Farma SA	11,377	31,590
Ferrovial SA	7,151	173,908
Gas Natural SDG SA	2,563	55,628
Grifols SA, Class A	5,596	247,284
Grifols SA, Class B, PFC Shares	4,595	149,731
Iberdrola SA	42,072	296,744
Industria de Diseno Textil SA	14,416	494,297
Laboratorios Farmaceuticos Rovi SA	1,344	20,286
Melia Hotels International SA	3,749	53,940
Prosegur Cia de Seguridad SA	6,773	35,869
Red Electrica Corp. SA	938	74,899
Repsol SA	24,256	407,656
Tecnicas Reunidas SA	1,676	85,340
Telefonica SA	34,418	527,928
Tubos Reunidos SA	9,481	13,232
Vidrala SA	694	34,061
Viscofan SA	1,814	108,408
Zardoya Otis SA	4,388	48,172

		$4,639,070

Sweden — 3.9%
AAK AB	447	$30,277
Alfa Laval AB	1,173	21,574
Assa Abloy AB, Class B	7,558	153,464
Atlas Copco AB, Class A	3,417	93,452
Axfood AB	1,472	25,101
Betsson AB	4,560	76,454
Bilia AB, Class A	2,460	49,447
BillerudKorsnas AB	7,160	109,990
BioGaia AB, Class B	1,123	36,439
Castellum AB	1,758	25,066
Clas Ohlson AB, Class B	3,000	55,524
Com Hem Holding AB	3,424	30,250

15	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Sweden (continued)
Elekta AB, Class B	25,757	$170,873
Fingerprint Cards AB(1)	3,503	82,303
Granges AB	7,960	52,701
Hennes & Mauritz AB, Class B	9,753	388,045
Hexpol AB	14,655	157,203
Holmen AB, Class B	3,945	112,547
ICA Gruppen AB	1,318	48,100
Industrial & Financial Systems, Class B	1,025	34,378
Industrivarden AB, Class A	1,313	25,921
Investment AB Kinnevik, Class B	858	27,434
Investor AB, Class B	1,665	64,192
Lundin Petroleum AB(1)	7,983	115,738
Meda AB, Class A	13,150	214,288
Medivir AB, Class B(1)	11,060	117,358
NIBE Industrier AB, Class B	1,022	28,803
Nordea Bank AB	13,259	165,085
Sandvik AB	8,816	89,330
Securitas AB, Class B	2,566	36,834
Skanska AB, Class B	3,676	77,414
SKF AB, Class B	3,418	66,854
SSAB AB, Class A(1)	14,126	67,256
SSAB AB, Class B(1)	7,841	32,559
Svenska Cellulosa AB SCA, Class A	902	25,596
Svenska Cellulosa AB SCA, Class B	11,444	325,633
Svenska Handelsbanken AB, Class A	5,505	84,250
Swedbank AB, Class A	5,949	139,350
Swedish Match AB	4,007	122,734
Tele2 AB, Class B	8,730	90,857
Telefonaktiebolaget LM Ericsson, Class B	42,609	455,577
TeliaSonera AB	73,811	448,566
Tethys Oil AB	2,578	15,278
Unibet Group PLC SDR	577	37,056
Vitrolife AB	1,255	25,337
Wihlborgs Fastigheter AB	1,547	26,670

		$4,679,158

Switzerland — 7.9%
ABB, Ltd.	24,150	$491,211
Allreal Holding AG	213	30,443
Ascom Holding AG	3,183	57,704
Autoneum Holding AG	118	24,345
Baloise Holding AG	668	85,109
Banque Cantonale Vaudoise	88	57,052
Barry Callebaut AG	43	48,071
Belimo Holding AG	10	22,805
Berner Kantonalbank AG	118	22,580

Security	Shares	Value

Switzerland (continued)
Bucher Industries AG	171	$41,688
Burckhardt Compression Holdings AG	110	41,549
Cembra Money Bank AG	435	26,490
Comet Holding AG	50	42,347
Compagnie Financiere Richemont SA, Class A	10,464	903,184
Daetwyler Holding AG	155	19,181
DKSH Holding AG	263	19,731
Dufry AG(1)	557	77,241
EFG International AG	2,974	34,634
Ems-Chemie Holding AG	429	208,955
Flughafen Zuerich AG	44	36,117
Forbo Holding AG	29	35,319
Gategroup Holding AG	975	36,025
Geberit AG	465	160,845
Givaudan SA	231	429,694
Helvetia Holding AG	91	49,935
Implenia AG	405	24,296
Inficon Holding AG	86	25,537
Julius Baer Group, Ltd.	1,792	99,133
Kaba Holding AG	62	39,667
Komax Holding AG	194	33,772
Kuehne & Nagel International AG	663	91,525
Kuoni Reisen Holding AG	68	18,899
LEM Holding SA	25	18,897
Leonteq AG	316	72,899
Lindt & Spruengli AG	1	66,753
Lindt & Spruengli AG PC	9	50,574
Logitech International SA	5,517	79,370
Luzerner Kantonalbank AG	71	26,116
Mobimo Holding AG	140	29,775
Nestle SA	17,148	1,297,247
Novartis AG	11,742	1,218,398
Panalpina Welttransport Holding AG	153	19,046
Pargesa Holding SA	707	47,492
Partners Group Holding AG	209	69,884
PSP Swiss Property AG	555	49,856
Roche Holding AG	600	171,700
Schindler Holding AG	363	58,986
Schindler Holding AG PC	772	124,341
Schmolz & Bickenbach AG(1)	42,451	35,531
SFS Group AG	281	19,877
SGS SA	62	118,269
Sika AG	47	170,393
Sonova Holding AG	815	116,023
Sulzer AG	269	27,622
Sunrise Communications Group AG(1)(2)	1,254	98,178

16	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Switzerland (continued)
Swatch Group, Ltd. (The)	1,267	$103,845
Swatch Group, Ltd. (The), Bearer Shares	601	258,831
Swiss Life Holding AG	339	79,986
Swiss Prime Site AG	635	50,586
Swiss Re AG	2,627	236,317
Swisscom AG	611	355,362
Syngenta AG	1,503	619,192
U-Blox AG	256	53,886
Valiant Holding AG	314	31,170
Valora Holding AG	105	20,411
Vontobel Holding AG	783	41,653
Zurich Insurance Group AG	1,002	305,119

		$9,478,669

United Kingdom — 16.0%
3i Group PLC	4,683	$40,396
AA PLC(1)	6,677	38,034
Abengoa Yield PLC	2,600	65,988
Admiral Group PLC	1,744	40,299
Aggreko PLC	3,797	71,121
Alent PLC	11,989	88,704
Anglo American PLC	14,725	185,667
Anite PLC	36,371	71,429
AstraZeneca PLC	10,904	736,114
Auto Trader Group PLC (1)(2)	16,829	88,804
Aveva Group PLC	1,989	68,407
Aviva PLC	16,931	137,669
Babcock International Group PLC	5,474	84,688
BAE Systems PLC	27,684	207,275
Berendsen PLC	1,722	27,505
Berkeley Group Holdings PLC	1,885	98,992
BHP Billiton PLC	21,927	402,748
BP PLC	33,808	208,248
British American Tobacco PLC	9,238	548,516
British Land Co. PLC (The)	6,863	90,005
Bunzl PLC	4,454	127,492
Burberry Group PLC	2,842	71,324
Capita PLC	6,789	138,204
Carillion PLC	13,709	73,996
Carnival PLC	2,140	118,616
Close Brothers Group PLC	2,061	46,704
Cobham PLC	15,469	63,026
Compass Group PLC	9,959	159,301
Computacenter PLC	3,234	38,375
Croda International PLC	2,328	110,391
CSR PLC	6,722	94,242

Security	Shares	Value

United Kingdom (continued)
Daily Mail & General Trust PLC, Class A	3,261	$40,837
Derwent London PLC	788	44,672
Diageo PLC	12,937	362,660
Dignity PLC	1,144	43,633
Direct Line Insurance Group PLC	6,547	37,363
Dixons Carphone PLC	6,693	47,627
Drax Group PLC	36,743	171,030
easyJet PLC	1,477	37,895
Electrocomponents PLC	14,300	44,443
Essentra PLC	8,366	119,097
Experian PLC	9,946	186,474
Fidessa Group PLC	1,354	50,711
FirstGroup PLC(1)	21,263	38,253
Fresnillo PLC	6,349	64,039
G4s PLC	10,246	43,928
Galliford Try PLC	1,479	40,950
GlaxoSmithKline PLC	38,102	828,145
Glencore PLC	114,086	369,652
Grainger PLC	13,002	48,430
Great Portland Estates PLC	2,834	36,816
Greene King PLC	3,179	42,863
Halma PLC	12,223	144,332
Hammerson PLC	5,110	52,457
Hargreaves Lansdown PLC	4,354	81,283
Howden Joinery Group PLC	5,262	40,663
HSBC Holdings PLC	53,240	480,888
Imperial Tobacco Group PLC	5,807	304,731
Indivior PLC(1)	47,286	194,911
Inmarsat PLC	23,719	328,457
Innovation Group PLC	103,708	52,148
InterContinental Hotels Group PLC	1,851	77,746
International Game Technology PLC(1)	2,666	52,787
Intertek Group PLC	1,097	41,922
J Sainsbury PLC	32,881	135,824
Johnson Matthey PLC	2,211	100,494
Kingfisher PLC	14,107	79,464
Laird PLC	9,172	56,395
Land Securities Group PLC	5,329	107,926
Legal & General Group PLC	27,751	112,870
Lloyds Banking Group PLC	146,864	191,248
LondonMetric Property PLC	21,023	53,111
Lonmin PLC(1)	41,705	33,900
Marks & Spencer Group PLC	13,275	112,676
Marston’s PLC	18,673	45,475
Mears Group PLC	5,306	32,333
Meggitt PLC	9,721	70,441

17	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United Kingdom (continued)
Merlin Entertainments PLC(2)	4,727	$30,615
Micro Focus International PLC	4,308	93,962
Mitie Group PLC	5,570	27,982
Mondi PLC	2,542	61,021
Moneysupermarket.com Group PLC	20,202	92,382
National Grid PLC	71,537	952,067
NCC Group PLC	9,827	36,079
Next PLC	916	114,271
Oxford Instruments PLC	4,584	65,400
Pace PLC	12,497	70,819
Pearson PLC	4,832	90,679
Pennon Group PLC	12,929	164,578
Playtech PLC	6,421	90,778
Premier Farnell PLC	25,654	54,334
Provident Financial PLC	887	41,082
Randgold Resources, Ltd.	1,221	73,658
Reckitt Benckiser Group PLC	3,663	351,275
RELX PLC	7,191	125,403
Renishaw PLC	1,171	38,182
Rentokil Initial PLC	14,663	33,666
Restaurant Group PLC (The)	4,207	44,274
Rexam PLC	11,995	104,113
Rightmove PLC	1,755	99,719
Rolls-Royce Holdings PLC	12,754	157,840
Rotork PLC	16,830	56,184
Royal Dutch Shell PLC, Class A	34,589	991,437
Royal Dutch Shell PLC, Class B	26,445	765,717
Royal Mail PLC	6,802	53,586
RPC Group PLC	6,241	66,258
RSA Insurance Group PLC	10,493	84,157
Sage Group PLC (The)	35,041	284,782
SDL PLC	5,875	36,762
Segro PLC	8,230	57,623
Serco Group PLC	19,990	40,182
Sky PLC	6,095	108,353
Smiths Group PLC	4,467	78,608
South32, Ltd.(1)	19,353	24,707
Spirax-Sarco Engineering PLC	1,300	67,297
Spirent Communications PLC	34,304	50,034
Sports Direct International PLC(1)	3,723	45,979
SSE PLC	19,233	454,903
Standard Chartered PLC	7,172	109,664
Synergy Health PLC	6,312	171,590
TalkTalk Telecom Group PLC	38,654	181,715
Tate & Lyle PLC	14,341	121,897
Telecity Group PLC	5,845	99,748

Security	Shares	Value

United Kingdom (continued)
Travis Perkins PLC	2,151	$75,422
TT Electronics PLC	18,160	42,079
UBM PLC	7,445	61,715
UNITE Group PLC (The)	4,128	40,645
United Utilities Group PLC	7,906	109,977
Victrex PLC	1,878	56,710
Vodafone Group PLC	362,450	1,372,959
Whitbread PLC	1,494	120,960
William Hill PLC	16,136	101,948
WM Morrison Supermarkets PLC	37,125	105,647
WS Atkins PLC	1,396	34,220
Xaar PLC	6,654	53,883
Xchanging PLC	20,955	31,825

		$19,199,632

Total Common Stocks (identified cost $111,271,709)		$119,260,618

Short-Term Investments — 0.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.20%(4)	$396	$395,875

Total Short-Term Investments (identified cost $395,875)		$395,875

Total Investments — 99.7% (identified cost $111,667,584)		$119,656,493

Other Assets, Less Liabilities — 0.3%		$352,429

Net Assets — 100.0%		$120,008,922

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
CDI	–	CHESS Depositary Interest
PC	–	Participation Certificate
PFC Shares	–	Preference Shares
SDR	–	Swedish Depositary Receipt

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2015, the aggregate value of these securities is $528,708 or 0.4% of the Fund’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

18	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2015

Portfolio of Investments (Unaudited) — continued

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2015.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Euro	34.1%	$40,892,910
British Pound Sterling	16.3	19,502,444
Japanese Yen	15.7	18,841,507
Swiss Franc	8.0	9,658,497
Australian Dollar	7.9	9,509,049
Swedish Krona	3.9	4,679,158
Hong Kong Dollar	3.7	4,434,877
United States Dollar	2.3	2,752,816
Norwegian Krone	1.9	2,306,792
Danish Krone	1.9	2,268,826
Singapore Dollar	1.7	2,049,558
Israeli Shekel	1.3	1,592,886
New Zealand Dollar	1.0	1,167,173

Total Investments	99.7%	$119,656,493

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	12.6%	$15,104,150
Industrials	11.7	13,999,601
Consumer Discretionary	11.4	13,715,768
Consumer Staples	10.7	12,839,011
Materials	10.3	12,398,727
Health Care	10.2	12,189,643
Telecommunication Services	9.7	11,639,019
Information Technology	9.0	10,817,944
Utilities	7.5	9,002,880
Energy	6.3	7,553,875
Short-Term Investments	0.3	395,875

Total Investments	99.7%	$119,656,493

19	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2015
Unaffiliated investments, at value (identified cost, $111,271,709)	$119,260,618
Affiliated investment, at value (identified cost, $395,875)	395,875
Cash	23,838
Foreign currency, at value (identified cost, $54,554)	54,667
Dividends receivable	163,854
Interest receivable from affiliated investment	164
Receivable for Fund shares sold	76,163
Tax reclaims receivable	171,764
Receivable from affiliates	32,624
Total assets	$120,179,567

Liabilities
Payable for Fund shares redeemed	$52,067
Payable to affiliates:
Investment adviser and administration fee	77,093
Distribution and service fees	2,000
Accrued expenses	39,485
Total liabilities	$170,645
Net Assets	$120,008,922

Sources of Net Assets
Paid-in capital	$110,082,889
Accumulated net realized gain	292,436
Accumulated undistributed net investment income	1,654,310
Net unrealized appreciation	7,979,287
Total	$120,008,922

Investor Class Shares
Net Assets	$11,648,819
Shares Outstanding	952,570
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.23

Institutional Class Shares
Net Assets	$108,360,103
Shares Outstanding	8,835,561
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.26

20	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended July 31, 2015
Dividends (net of foreign taxes, $228,172)	$2,240,170
Interest allocated from affiliated investment	860
Expenses allocated from affiliated investment	(64)
Total investment income	$2,240,966

Expenses
Investment adviser and administration fee	$426,032
Distribution and service fees
Investor Class	11,005
Trustees’ fees and expenses	3,528
Custodian fee	49,770
Transfer and dividend disbursing agent fees	13,295
Legal and accounting services	23,235
Printing and postage	7,136
Registration fees	18,255
Miscellaneous	21,884
Total expenses	$574,140
Deduct —
Allocation of expenses to affiliates	$193,976
Total expense reductions	$193,976

Net expenses	$380,164

Net investment income	$1,860,802

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$387,190
Foreign currency transactions	25,683
Net realized gain	$412,873
Change in unrealized appreciation (depreciation) —
Investments	$5,385,730
Foreign currency	(3,909)
Net change in unrealized appreciation (depreciation)	$5,381,821

Net realized and unrealized gain	$5,794,694

Net increase in net assets from operations	$7,655,496

21	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended July 31, 2015 (Unaudited)	Year Ended January 31, 2015
From operations —
Net investment income	$1,860,802	$2,467,163
Net realized gain from investment and foreign currency transactions	412,873	8,074,145
Net change in unrealized appreciation (depreciation) from investments and foreign currency	5,381,821	(10,199,743)
Net increase in net assets from operations	$7,655,496	$341,565
Distributions to shareholders —
From net investment income
Investor Class	$—	$(181,582)
Institutional Class	—	(2,111,617)
From net realized gain
Investor Class	—	(298,365)
Institutional Class	—	(2,931,932)
Total distributions to shareholders	$—	$(5,523,496)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Investor Class	$4,698,183	$5,338,950
Institutional Class	30,949,755	34,388,019
Net asset value of shares issued to shareholders in payment of distributions declared
Investor Class	—	405,557
Institutional Class	—	2,101,145
Cost of shares redeemed
Investor Class	(2,161,204)	(10,964,044)
Institutional Class	(13,831,029)	(16,308,189)
Net increase in net assets from Fund share transactions	$19,655,705	$14,961,438

Net increase in net assets	$27,311,201	$9,779,507

Net Assets
At beginning of period	$92,697,721	$82,918,214
At end of period	$120,008,922	$92,697,721

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$1,654,310	$(206,492)

22	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2015

Financial Highlights

	Investor Class
	Six Months Ended July 31, 2015 (Unaudited)		Year Ended January 31,					Period Ended January 31, 2011(1)
			2015		2014	2013	2012
Net asset value — Beginning of period	$11.410		$11.960		$11.180	$9.850	$10.960	$10.000

Income (Loss) From Operations
Net investment income (loss)(2)	$0.178		$0.355	(3)	$0.195	$0.227	$0.172	$(0.020)
Net realized and unrealized gain (loss)	0.642		(0.242)		0.822	1.370	(1.073)	1.058

Total income (loss) from operations	$0.820		$0.113		$1.017	$1.597	$(0.901)	$1.038

Less Distributions
From net investment income	$—		$(0.251)		$(0.237)	$(0.267)	$(0.209)	$(0.078)
From net realized gain	—		(0.412)		—	—	—	—

Total distributions	$—		$(0.663)		$(0.237)	$(0.267)	$(0.209)	$(0.078)

Redemption fees(2)(4)	$—		$—		$—	$—	$—	$0.000	(5)

Net asset value — End of period	$12.230		$11.410		$11.960	$11.180	$9.850	$10.960

Total Return(6)	7.09	%(7)	1.01%		9.04%	16.32%	(8.11)%	10.39	%(7)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,649		$8,503		$14,007	$7,038	$12,263	$3,578
Ratios (as a percentage of average daily net assets):
Expenses(8)(9)	0.90	%(10)	0.97%		1.05%	1.29%	1.50%	1.50	%(10)
Net investment income (loss)	2.96	%(10)	2.83	%(3)	1.65%	2.22%	1.68%	(0.22	)%(10)
Portfolio Turnover	6	%(7)	63%		35%	44%	60%	15	%(7)

(1)	For the period from the start of business, April 1, 2010, to January 31, 2011.

(2)	Computed using average shares outstanding.

(3)

Net investment income per share reflects special dividends which amounted to $0.059 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.35%.

(4)	Redemption fees were discontinued as of January 1, 2011.

(5)	Amount is less than $0.0005.

(6)

Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if applicable, which were eliminated effective March 1, 2013.

(7)	Not annualized.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)

The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 0.34%, 0.32%, 0.29%, 0.29%, 0.25% and 0.72% of average daily net assets for the six months ended July 31, 2015, the years ended January 31, 2015, 2014, 2013 and 2012 and the period ended January 31, 2011, respectively). Absent this subsidy, total return would be lower.

(10)	Annualized.

23	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2015

Financial Highlights — continued

	Institutional Class
	Six Months Ended July 31, 2015 (Unaudited)		Year Ended January 31,					Period Ended January 31, 2011(1)
			2015		2014	2013	2012
Net asset value — Beginning of period	$11.430		$11.990		$11.200	$9.880	$10.970	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.199		$0.333	(3)	$0.259	$0.252	$0.239	$0.102
Net realized and unrealized gain (loss)	0.631		(0.184)		0.790	1.375	(1.104)	0.950

Total income (loss) from operations	$0.830		$0.149		$1.049	$1.627	$(0.865)	$1.052

Less Distributions
From net investment income	$—		$(0.297)		$(0.259)	$(0.307)	$(0.225)	$(0.082)
From net realized gain	—		(0.412)		—	—	—	—

Total distributions	$—		$(0.709)		$(0.259)	$(0.307)	$(0.225)	$(0.082)

Redemption fees(2)(4)	$—		$—		$—	$—	$—	$0.000	(5)

Net asset value — End of period	$12.260		$11.430		$11.990	$11.200	$9.880	$10.970

Total Return(6)	7.26	%(7)	1.22%		9.31%	16.59%	(7.76)%	10.54	%(7)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$108,360		$84,195		$68,911	$54,167	$45,957	$41,969
Ratios (as a percentage of average daily net assets):
Expenses(8)(9)	0.65	%(10)	0.72%		0.80%	1.02%	1.25%	1.25	%(10)
Net investment income	3.30	%(10)	2.66	%(3)	2.20%	2.45%	2.28%	1.20	%(10)
Portfolio Turnover	6	%(7)	63%		35%	44%	60%	15	%(7)

(1)	For the period from the start of business, April 1, 2010, to January 31, 2011.

(2)	Computed using average shares outstanding.

(3)

Net investment income per share reflects special dividends which amounted to $0.048 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.28%.

(4)	Redemption fees were discontinued as of January 1, 2011.

(5)	Amount is less than $0.0005.

(6)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(7)	Not annualized.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)

The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 0.34%, 0.32%, 0.29%, 0.30%, 0.25% and 0.72% of average daily net assets for the six months ended July 31, 2015, the years ended January 31, 2015, 2014, 2013 and 2012 and the period ended January 31, 2011, respectively). Absent this subsidy, total return would be lower.

(10)	Annualized.

24	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric International Equity Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. As of July 31, 2015, the Fund offered Investor Class and Institutional Class shares, and effective August 10, 2015, began offering Class R and Class R6 shares, all of which are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of July 31, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

25

Parametric International Equity Fund

July 31, 2015

Notes to Financial Statements (Unaudited) — continued

E Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J Interim Financial Statements — The interim financial statements relating to July 31, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$112,030,903

Gross unrealized appreciation	$16,033,104
Gross unrealized depreciation	(8,407,514)

Net unrealized appreciation	$7,625,590

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. Pursuant to the investment advisory and administrative agreement and subsequent fee reduction agreement between the Fund and EVM, the fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and

26

Parametric International Equity Fund

July 31, 2015

Notes to Financial Statements (Unaudited) — continued

over, the annual fee is reduced. Pursuant to an additional fee reduction agreement effective August 10, 2015, the fee will be computed at an annual rate of 0.65% of the Fund’s average daily net assets up to $500 million and a reduced rate on net assets of $500 million and over. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by the vote of a majority of shareholders. For the six months ended July 31, 2015, the investment adviser and administration fee amounted to $426,032 or 0.75% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its advisory and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.90% and 0.65% of the Fund’s average daily net assets for Investor Class and Institutional Class, respectively. This agreement may be changed or terminated after August 10, 2016. Pursuant to this agreement, EVM and Parametric were allocated $193,976 in total of the Fund’s operating expenses for the six months ended July 31, 2015.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended July 31, 2015, EVM earned $810 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and services fees from Investor Class (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2015 amounted to $11,005 for Investor Class shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $26,841,867 and $6,587,451, respectively, for the six months ended July 31, 2015.

6  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Investor Class	Six Months Ended July 31, 2015 (Unaudited)	Year Ended January 31, 2015

Sales	386,153	418,943
Issued to shareholders electing to receive payments of distributions in Fund shares	—	35,420
Redemptions	(178,521)	(880,596)

Net increase (decrease)	207,632	(426,233)

27

Parametric International Equity Fund

July 31, 2015

Notes to Financial Statements (Unaudited) — continued

Institutional Class	Six Months Ended July 31, 2015 (Unaudited)	Year Ended January 31, 2015

Sales	2,611,089	2,733,329
Issued to shareholders electing to receive payments of distributions in Fund shares	—	183,186
Redemptions	(1,140,035)	(1,297,574)

Net increase	1,471,054	1,618,941

At July 31, 2015, an Eaton Vance collective investment trust and donor advised and pooled income funds (established and maintained by a public charity) managed by EVM owned in the aggregate 44.1% of the value of the outstanding shares of the Fund.

7  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended July 31, 2015.

On September 4, 2015, the Fund renewed its line of credit agreement, which expires September 2, 2016. Under the terms of the renewed credit agreement, the commitment amount was reduced to $625 million and the commitment fee on the unused portion of the line of credit was changed to an annual rate of 0.10%.

8  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

28

Parametric International Equity Fund

July 31, 2015

Notes to Financial Statements (Unaudited) — continued

At July 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks
Asia/Pacific	$467,684	$36,040,787		$0	$36,508,471
Developed Europe	1,345,664	79,078,857		—	80,424,521
Developed Middle East	700,007	1,627,619		—	2,327,626

Total Common Stocks	$2,513,355	$116,747,263	**	$0	$119,260,618

Short-Term Investments	$—	$395,875		$—	$395,875

Total Investments	$2,513,355	$117,143,138		$0	$119,656,493

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended July 31, 2015 is not presented. At July 31, 2015, the value of investments transferred between Level 1 and Level 2 during the six months then ended was not significant.

29

Parametric International Equity Fund

July 31, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

30

Parametric International Equity Fund

July 31, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Parametric International Equity Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of the Adviser, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. With respect to the Sub-adviser, the Board considered the abilities and experience of investment personnel in analyzing factors such as special considerations relevant to investing in global markets. The Board noted the Adviser’s in-house equity research capabilities. With respect to the Sub-adviser, the Board noted the Sub-adviser’s experience in deploying quantitative-based investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Fund by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Fund, including the provision of administrative services.

31

Parametric International Equity Fund

July 31, 2015

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one and three-year periods ended September 30, 2014 for the Fund. The Board considered various factors that contributed to the Fund’s relative underperformance during the three-year period, including the rules-based strategy employed by the Sub-adviser in managing the Fund, which tends to result in relative underperformance during periods of strong equity markets. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

32

Parametric International Equity Fund

July 31, 2015

Officers and Trustees

Officers of Parametric International Equity Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Parametric International Equity Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

33

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

34

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

77717 7.31.15

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 15, 2015

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 15, 2015